M.S.D.& T. Funds, Inc.



Annual Report


MAY 31, 2001

Table of Contents

Chairman's Letter                                                             i
Funds Reviews                                                                ii
Statements of Net Assets
   Prime Money Market Fund                                                    1
   Government Money Market Fund                                               4
   Tax-Exempt Money Market Fund                                               6
   Growth & Income Fund                                                      11
   Equity Income Fund                                                        13
   Equity Growth Fund                                                        15
   Capital Opportunities Fund                                                17
   International Equity Fund
     (Statement of Assets and Liabilities, including Portfolio of
        Investments)                                                         19
   Diversified Real Estate Fund                                              24
   Limited Maturity Bond Fund                                                26
   Total Return Bond Fund                                                    29
   Maryland Tax-Exempt Bond Fund                                             33
   Intermediate Tax-Exempt Bond Fund                                         36
   National Tax-Exempt Bond Fund                                             39
   Investment Abbreviations                                                  44
Statements of Operations                                                     45
Statements of Changes in Net Assets                                          48
Financial Highlights                                                         55
Notes to Financial Statements                                                66
Report of Independent Accountants                                            75
Important Tax Information                                                    77

Dear Shareholder,

It is a pleasure to present the annual report for M.S.D.&T. Funds, Inc. for the fiscal year ended May 31, 2001. This report includes investment perfor-mance, financial information and Fund synopses for the Equity, Bond and Money Market Funds. Also included is a Statement of Net Assets for each of the Funds listing the securities held as of May 31, 2001.

Business conditions steadily deteriorated throughout the fiscal year. Real gross domestic product (GDP) growth has receded from an unsustainable 6% level at the end of the last fiscal year to the current no-growth environment. At its core, the economic slowdown has emanated from the profit squeeze currently facing corporations as a result of an unexpected drop in orders, rising unit labor costs and a sharp increase in the price of energy. Businesses have moved aggressively to bolster earnings by working off inventories, reducing head-count and cutting back on investments in technology spending which has reduced aggregate economic activity.

Equity markets around the world have, for the most part, reacted poorly to the current profits recession. In particular, anticipated earnings for technology and telecom companies had become priced at levels well in excess of what has been delivered. However, within the equity market, style differentiation has proven critical, as the prices of value stocks increased slightly while the prices of growth stocks declined significantly during the fiscal year. Returns in the bond market, by contrast, have rewarded investors in higher quality longer-term funds with double-digit returns as income has been augmented by principal gains.

The Funds' advisor believes the financial preconditions are mobilizing for an economic recovery. The twin economic stimulants of the Federal Reserve (the "Fed") aggressively lowering short-term interest rates coupled with the Bush administration's tax cut should lead to a marked improvement in economic ac-tivity. The nation's money supply is growing rapidly, the yield curve for U.S. Treasury securities has regained its positive shape and credit spreads have narrowed meaningfully, signifying that the healing phase in the economy has begun. While the Funds' advisor does not forecast a strong V-shaped resur-gence, it does believe that business conditions in the U.S. will have a better tone approaching calendar year-end.

The pages that follow discuss the objectives, performance, structure and strategy of each of the M.S.D.&T. Funds. We appreciate your investment in the Funds and welcome any questions or comments.

                                          Best Regards,

                                          /s/ Leslie B. Disharoon
                                          Leslie B. Disharoon
                                          Chairman and President

Shares of M.S.D.&T. Funds, Inc. are not bank deposits or obligations of, or guaranteed, endorsed, or otherwise supported by Mercantile-Safe Deposit and Trust Company, its parent company or its affiliates, and such shares are not federally insured by the U.S. Government, the Federal Deposit Insurance Corpo-ration, the Federal Reserve Board or any other governmental agency. Investment in the Funds involves risk, including the possible loss of principal.

The Money Market Funds are neither insured nor guaranteed by the FDIC or any other government agency. Although the Money Market Funds strive to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in the Funds.

Yields will fluctuate as market conditions change. Past performance is not a guarantee of future results.

For more complete information on M.S.D.&T. Funds, Inc., including expenses and ongoing fees, please call 1-800-551-2145 to receive a prospectus, which should be read carefully before investing. BISYS Fund Services Limited Partnership serves as the Funds' distributor.

                      The M.S.D.&T. Growth & Income Fund

The M.S.D.&T. Growth & Income Fund returned -7.4% for the year ended May 31, 2001 versus a return of -10.6% for the S&P 500 Index./1/ The current environ-ment may be characterized as a dramatic economic slow-down. About a year ago, investors had assumed very rapid growth for leading companies in the technol-ogy and telecom sectors. This led to record valuations for such companies. Subsequently, as the IPO market no longer provided abundant capital, expendi-tures declined in companies that depended on such financing, namely Internet companies. This later spread to most companies. Earnings did not meet expecta-tions and valuations collapsed. Companies in other sectors fared better but it is worth noting that most did not participate in the upward bubble to the same extent.

Since the beginning of this year, the Federal Reserve has dramatically cut the Fed Funds Rate and increased money supply to accelerate economic growth. The government has also passed a tax-cut. The advisor has positioned the Fund to benefit from these changes. As of May 31, 2001, the Fund was overweight in capital goods and financial sectors and underweight in basic materials and technology sectors. The Fund's out-performance versus the S&P 500 Index over the past one-year period generally has come through stock selection in compa-nies such as Southwest Airlines (3.2%), Philip Morris (1.2%), Freddie Mac (2.1%) and UnumProvident (2.7%) while companies such as Lucent (0.5%), Corning (0.3%) and Cisco (0.8%) have hurt returns. The advisor recently initiated po-sitions in companies such as United Technologies (0.9%), Wells Fargo (1.0%) and Eli Lilly (0.5%)./2/

The advisor endeavors to invest in companies that it believes will emerge stronger from the current sluggish economic environment. Quality and fundamen-tals endure long after emotions are forgotten and the advisor believes this strategy over time could generate above average returns as it has in the past five years.


                                    [GRAPH]

            Comparison of Change In Value of $10,000 Investment In M.S.D.&T. Growth & income Fund and the S&P 500 Stock Index/1/

Average Annual Total Return as of May 31, 2001

                                  Since
1 Year    5 Year     10 Year    Inception
                                (2/28/91)

(7.42)%   15.82%     13.48%       13.85%

                M.S.D.&T. Growth & Income Fund        S&P 500 Stock Index

Feb-91                     10,000                            10,000
Mar-91                     10,100                            10,242
Apr-91                     10,150                            10,266
May-91                     10,690                            10,709
Jun-91                     10,269                            10,219
Jul-91                     10,653                            10,695
Aug-91                     10,854                            10,948
Sep-91                     10,714                            10,765
Oct-91                     10,907                            10,910
Nov-91                     10,429                            10,470
Dec-91                     11,275                            11,668
Jan-92                     11,285                            11,450
Feb-92                     11,480                            11,599
Mar-92                     11,325                            11,373
Apr-92                     11,665                            11,707
May-92                     11,706                            11,764
Jun-92                     11,552                            11,589
Jul-92                     11,915                            12,063
Aug-92                     11,687                            11,816
Sep-92                     11,894                            11,955
Oct-92                     11,852                            11,996
Nov-92                     12,161                            12,404
Dec-92                     12,193                            12,557
Jan-93                     12,299                            12,662
Feb-93                     12,469                            12,834
Mar-93                     12,818                            13,105
Apr-93                     12,872                            12,788
May-93                     13,213                            13,130
Jun-93                     13,053                            13,169
Jul-93                     12,967                            13,116
Aug-93                     13,375                            13,613
Sep-93                     13,225                            13,509
Oct-93                     13,537                            13,788
Nov-93                     13,301                            13,657
Dec-93                     13,453                            13,823
Jan-94                     13,852                            14,293
Feb-94                     13,568                            13,905
Mar-94                     13,197                            13,298
Apr-94                     13,306                            13,469
May-94                     13,328                            13,690
Jun-94                     12,987                            13,355
Jul-94                     13,379                            13,793
Aug-94                     13,777                            14,359
Sep-94                     13,677                            14,008
Oct-94                     13,990                            14,322
Nov-94                     13,578                            13,801
Dec-94                     13,777                            14,005
Jan-95                     14,038                            14,369
Feb-95                     14,554                            14,929
Mar-95                     14,829                            15,369
Apr-95                     15,146                            15,822
May-95                     15,492                            16,454
Jun-95                     15,608                            16,836
Jul-95                     16,094                            17,395
Aug-95                     16,071                            17,438
Sep-95                     16,606                            18,174
Oct-95                     16,291                            18,109
Nov-95                     16,806                            18,904
Dec-95                     17,103                            19,268
Jan-96                     17,283                            19,924
Feb-96                     17,444                            20,109
Mar-96                     17,556                            20,303
Apr-96                     17,865                            20,602
May-96                     18,164                            21,133
Jun-96                     18,152                            21,214
Jul-96                     17,463                            20,277
Aug-96                     17,876                            20,704
Sep-96                     18,615                            21,869
Oct-96                     19,167                            22,473
Nov-96                     20,752                            24,171
Dec-96                     20,539                            23,692
Jan-97                     21,805                            25,173
Feb-97                     21,870                            25,370
Mar-97                     21,271                            24,328
Apr-97                     22,535                            25,780
May-97                     23,842                            27,350
Jun-97                     25,018                            28,574
Jul-97                     26,943                            30,848
Aug-97                     25,526                            29,121
Sep-97                     26,706                            30,716
Oct-97                     26,187                            29,690
Nov-97                     27,252                            31,064
Dec-97                     27,553                            31,597
Jan-98                     27,603                            31,946
Feb-98                     29,551                            34,251
Mar-98                     30,851                            36,005
Apr-98                     31,479                            36,367
May-98                     30,851                            35,742
Jun-98                     31,558                            37,193
Jul-98                     30,800                            36,797
Aug-98                     26,691                            31,477
Sep-98                     28,461                            33,494
Oct-98                     31,013                            36,218
Nov-98                     32,930                            38,413
Dec-98                     34,773                            40,627
Jan-99                     35,516                            42,326
Feb-99                     34,564                            41,011
Mar-99                     35,902                            42,653
Apr-99                     37,047                            44,304
May-99                     36,465                            43,258
Jun-99                     38,234                            45,655
Jul-99                     37,272                            44,233
Aug-99                     37,601                            44,012
Sep-99                     35,653                            42,807
Oct-99                     37,556                            45,515
Nov-99                     38,126                            46,442
Dec-99                     40,379                            49,177
Jan-00                     39,370                            46,707
Feb-00                     40,047                            45,822
Mar-00                     42,421                            50,302
Apr-00                     41,590                            48,789
May-00                     40,881                            47,788
Jun-00                     42,586                            48,966
Jul-00                     41,738                            48,200
Aug-00                     44,537                            51,192
Sep-00                     42,090                            48,490
Oct-00                     41,682                            48,287
Nov-00                     40,246                            44,480
Dec-00                     41,623                            44,697
1/1/01                     41,404                            46,284
2/1/01                     37,706                            42,064
3/1/01                     35,994                            39,399
4/1/01                     37,782                            42,461
5/1/01                     37,848                            42,745

Past performance is not predictive of future performance.


The S&P 500 Index is an unmanaged index generally representative of the per-formance of the U.S. stock market. The Fund's portfolio may differ signifi-cantly from the securities held in the Index. The Index is not available for direct investment; therefore its performance does not reflect the expenses as-sociated with the active management of an actual portfolio. The value of shares of the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                       The M.S.D.&T. Equity Income Fund

The Equity Income Fund returned 1.7% during the twelve months ended May 31, 2001, while the Russell 1000(R) Value Index returned 7.7%./1/ The Fund's per-formance lagged as a result of an underweighting in financials and an overweighting in technology relative to the Russell 1000 Value Index. The Fund has been overweight versus the Russell 1000(R) Value Index in the technology sector, but managed partially to offset the weak performance of stocks in this group with a strong showing from Electronic Data Systems (2.3%) stock. Several technology stocks that hurt the Fund's performance in the first six months of the fiscal year, such as IBM (2.4%) and Microsoft (1.1%), have made strong comebacks in recent months./2/

The Fund's performance was enhanced by modestly overweight positions in the basic materials, capital goods and transportation sectors. These are tradi-tional "old economy" sectors that had underperformed the broader stock market in recent years, and which offered the relatively low price-to-earnings ratio, high dividend yield characteristics the advisor seeks for the Fund. Specifi-cally, the Fund benefited from the performance of stocks in these sectors such as Air Products (1.8%), Boeing (1.9%), Caterpillar Tractor (2.0%), Southwest Airlines (1.9%) and Norfolk Southern (1.5%)./2/

The overall twelve-month gains in the Fund and its Russell 1000(R) Value benchmark belie the extreme volatility of the broad stock market over the past year. With technology stocks so weak, market rotation into lower P/E cyclical issues has benefited the Fund's value-oriented portfolio. The strength in in-dustrial cyclical stocks as well as the recent bounce in many technology is-sues could foresee an improvement in economic conditions. This depends on con-tinued positive consumer sentiment and a reasonably timely unwinding of the current tech inventory and capital spending gluts. Some cyclicals appear to be a little "ahead of themselves" and the Funds' advisor has recently reduced po-sitions in several capital goods machinery issues. Even so, the Fund intends to continue to be nearly fully invested, with a portfolio price-to-earnings ratio and dividend yield comparable to the Russell 1000(R) Value Index.


                                    [GRAPH]

            Comparison of Change In Value of $10,000 Investment In M.S.D.&T. Equity Income Fund, the Russell 1000 Value Index/1/

Average Annual Total Return
    as of May 31, 2001

                   Since
1 Year   3 year  Inception
                 (3/1/98)

 1.66%    1.43%    2.02%

                M.S.D.&T. Equity Income Fund     Russell 1000 Value Index

Feb-98                    10,000                          10,000
Mar-98                    10,390                          10,612
Apr-98                    10,482                          10,683
May-98                    10,228                          10,524
Jun-98                    10,429                          10,659
Jul-98                    10,046                          10,471
Aug-98                     8,989                           8,913
Sep-98                     9,474                           9,424
Oct-98                    10,144                          10,154
Nov-98                    10,680                          10,627
Dec-98                    10,900                          10,989
Jan-99                    10,786                          11,077
Feb-99                    10,636                          10,921
Mar-99                    10,958                          11,147
Apr-99                    11,899                          12,188
May-99                    11,793                          12,054
Jun-99                    12,186                          12,404
Jul-99                    11,937                          12,040
Aug-99                    11,751                          11,594
Sep-99                    11,223                          11,188
Oct-99                    11,381                          11,832
Nov-99                    11,266                          11,740
Dec-99                    11,309                          11,797
Jan-00                    10,710                          11,412
Feb-00                     9,781                          10,564
Mar-00                    10,494                          11,853
Apr-00                    10,430                          11,715
May-00                    10,498                          11,838
Jun-00                    10,178                          11,297
Jul-00                    10,054                          11,439
Aug-00                    10,507                          12,075
Sep-00                    10,258                          12,186
Oct-00                    10,346                          12,485
Nov-00                     9,848                          12,022
Dec-00                    10,514                          12,624
1/1/01                    10,669                          12,672
2/1/01                    10,199                          12,320
3/1/01                     9,862                          11,885
4/1/01                    10,537                          12,468
5/1/01                    10,672                          12,748

Past performance is not predictive of future performance.

The Russell 1000(R) Value Index is an unmanaged index considered representa-tive of large-cap value stocks. The Fund's portfolio may differ significantly from the securities held in the Index. The Index is not available for direct investment; therefore its performance does not reflect the expenses associated with the active management of an actual portfolio. The value of shares of the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                       The M.S.D.&T. Equity Growth Fund

For the fiscal year ended May 31, 2001, the Equity Growth Fund outperformed the Russell 1000(R) Growth Index in negative market conditions. The Fund re-turned -20.97% versus -29.70% for the Index./1/ The outperformance was due to the Fund's underweighting in technology issues as compared to the Index. Over the last six months, the Fund has been increasing its exposure to technology when the opportunities arise but is currently still slightly underweighted. The stocks that helped the Fund over the last twelve months are Freddie Mac (2.2%) and Baxter International (1.5%) gaining 50% each, Chiron (0.9%) surging 35% and Tyco International (1.6%) increasing 22%. Noticeably absent in the winners list are technology names which convincingly helped the Fund going into this most recent fiscal year. On the negative side, Lucent (0.7%) plung-ing 86%, Palm (0.8%) losing 76% and Gateway (0.5%) and Sprint (0.7%) each dropping 66%./2/

The main force for the meteoric rise in most technology stocks was the unsustainable growth in information technology (IT) spending starting in the late 1990s. Over the past eighteen months, IT spending slowed and then de-clined with technology stocks following suit. So far in calendar 2001, the Federal Reserve has cut interest rates three times at regularly scheduled meetings and twice between meetings which should help the consumer and the overall economy. Spending in information technology is not as sensitive to the Fed's rate cuts as consumer spending, which could lead to a longer recovery in the technology sector. Going forward, the advisor will continue to look for opportunities to add strong growth names to the Fund as well as eliminate po-sitions that have reached their full potential.


                                    [GRAPH]

            Comparison of Change In Value of $10,000 Investment In M.S.D.&T. Equity Growth Fund, the Russell 1000 Growth Index/1/

Average Annual Total Return
    as of May 31, 2001

                     Since
1 Year     3 Year  Inception
                   (3/1/98)

(20.97)%   4.70%     5.24%

                   M.S.D.&T. Equity Growth Fund      Russell 1000 Growth Index

Feb-98                       10,000                            10,000
Mar-98                       10,340                            10,399
Apr-98                       10,586                            10,543
May-98                       10,289                            10,243
Jun-98                       10,789                            10,871
Jul-98                       10,702                            10,799
Aug-98                        9,143                             9,178
Sep-98                        9,741                             9,883
Oct-98                       10,577                            10,677
Nov-98                       11,260                            11,490
Dec-98                       12,047                            12,526
Jan-99                       12,810                            13,261
Feb-99                       12,161                            12,655
Mar-99                       12,642                            13,322
Apr-99                       12,789                            13,339
May-99                       12,668                            12,929
Jun-99                       13,302                            13,835
Jul-99                       12,934                            13,395
Aug-99                       12,437                            13,614
Sep-99                       12,155                            13,328
Oct-99                       13,319                            14,334
Nov-99                       14,159                            15,108
Dec-99                       15,172                            16,679
Jan-00                       14,902                            15,897
Feb-00                       15,550                            16,674
Mar-00                       16,110                            17,868
Apr-00                       15,491                            17,018
May-00                       14,941                            16,161
Jun-00                       15,313                            17,385
Jul-00                       14,711                            16,660
Aug-00                       15,657                            18,168
Sep-00                       14,740                            16,450
Oct-00                       14,462                            15,671
Nov-00                       12,828                            13,361
Dec-00                       12,871                            12,939
1/1/01                       13,873                            13,833
2/1/01                       11,846                            11,484
3/1/01                       10,807                            10,235
4/1/01                       12,048                            11,530
5/1/01                       11,808                            11,360

Past performance is not predictive of future performance.

The Russell 1000(R) Growth Index is an unmanaged index considered representa-tive of large-cap growth stocks. The Fund's portfolio may differ significantly from the securities held in the Index. The Index is not available for direct investment; therefore its performance does not reflect the expenses associated with the active management of an actual portfolio. The value of shares of the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                 The M.S.D.&T. Capital Opportunities Fund /3/

The ten-month period since inception of the Fund through May 31, 2001 saw sig-nificant declines in stock prices, as many companies began to experience the impact of a slowing economy. Although most major indices posted negative re-turns for the period, growth stocks were particularly hard hit as investors reassessed their methods of valuing growth stocks. The Russell 2000(R) Growth Index was down since the Fund's inception, posting a -24.40% return. The Fund performed better than its benchmark Russell 2000(R) Growth Index during the period with a return of -15.96%./1/

In the early days of the Fund, technology-related stocks represented the larg-est weighting in both the Fund's portfolio and the benchmark, and were the biggest contributors to the period's negative returns. Financial and consumer oriented stocks were the best performing issues during the period. Doral Fi-nancial (2.7%) was up over 140% during the period as financial stocks were helped by the Federal Reserve's interest rate cuts and continued mergers and acquisitions activity. Krispy Kreme Doughnuts (2.2%) was up over 125% during the period as it continued to post strong growth in sales and earnings./2/

As we enter into the new fiscal year, the overall environment for growth stocks appears to be improving. A series of Federal Reserve interest rate cuts may ultimately prove to be successful in preventing the severe recession that the markets were predicting in late 2000 and early 2001. Looking forward, the advisor believes that the majority of the damage to growth stocks is past, but the return to the substantial increases of prior years will not be immediate.


                                    [GRAPH]

            Comparison of Change In Value of $10,000 Investment In
                     M.S.D.&T. Capital Opportunities Fund
                     and the Russell 2000 Growth Index/1/

 Total Return as of
    May 31, 2000

       Since
     Inception
     (7/5/00)
     (15.96)%

                     M.S.D.&T. Cap           Russell 2000 Growth
                   Opportunities Fund               Index
Jun-00                  10,000                     10,000
Jul-00                   9,660                      9,263
Aug-00                  10,200                     10,237
Sep-00                  10,110                      9,729
Oct-93                   9,660                      8,939
Nov-00                   8,440                      7,315
Dec-00                   9,160                      7,763
1/1/01                   9,075                      8,391
2/1/01                   8,023                      7,241
3/1/01                   7,232                      6,582
4/1/01                   7,813                      7,388
5/1/01                   8,404                      7,560

Past performance is not predictive of future performance.


The Russell 2000(R) Growth Index is an unmanaged index considered representa-tive of small-cap growth stocks. The Fund's portfolio may differ significantly from the securities held in the Index. The Index is not available for direct investment; therefore its performance does not reflect the expenses associated with the active management of an actual portfolio. The value of shares of the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                  The M.S.D.&T. International Equity Fund /4/

During the fiscal year ended May 31, 2001, the Fund adopted a "manager of man-agers" approach. Morgan Stanley Dean Witter Investment Management Limited and Julius Baer Investment Management Inc. began to serve as sub-advisors to the Fund in January. For the twelve months ended May 31, the Fund declined 15.5%, outperforming its benchmark, the unmanaged MSCI All Country World ex-U.S. In-dex, which was down 17.8%./1/

Global markets were adversely affected by the continued economic slowdown in the U.S., high equity valuations and low earnings visibility. Japan's NIKKEI Index, the price-weighted average of 225 stocks on the Tokyo Stock Exchange, was down 20.5% in local currency. Adding to investors' negative returns was the strength of the dollar, which appreciated approximately 10% versus the Japanese Yen and 9% versus the Euro over the past year. The Fund benefited this past year from its defensive posture with an underweight in telecommuni-cations, technology and finance, and an overweight position in consumer sta-ples./2/

Looking forward, the Fund's holdings remain tilted towards companies with sta-ble and predictable earnings patterns. The Fund has increased its position in Japan following a change in leadership, and expects positive results in German financial companies poised to benefit from recent tax, pension and corporate law reforms. Investor expectations have improved following a major global in-terest rate easing effort initiated by developed economies' central banks dur-ing the first half of calendar 2001.


                                    [GRAPH]

            Comparison of Change In Value of $10,000 Investment In
                    M.S.D.&T. International Equity Fund and
                   the MSCI World All-Country ex-US Index/1/

Average Annual Total Return
    as of May 31, 2001

                        Since
 1 Year      5 Year   Inception
                      (7/2/93)

(15.50)%     4.74%      7.51%

                     M.S.D.&T. International     MSCI All-Country
                           Equity Fund           World ex-US Index
  Jun-93                      10,000                   10,000
  Jul-93                      10,320                   10,318
  Aug-93                      10,980                   10,845
  Sep-93                      10,850                   10,632
  Oct-93                      10,960                   11,011
  Nov-93                      10,502                   10,224
  Dec-93                      11,343                   11,078
  Jan-94                      11,767                   11,986
  Feb-94                      11,817                   11,874
  Mar-94                      11,636                   11,327
  Apr-94                      11,998                   11,721
  May-94                      11,898                   11,734
  Jun-94                      11,988                   11,815
  Jul-94                      12,246                   12,033
  Aug-94                      12,488                   12,445
  Sep-94                      12,114                   12,184
  Oct-94                      12,397                   12,472
  Nov-94                      11,811                   11,879
  Dec-94                      11,871                   11,864
  Jan-95                      11,406                   11,292
  Feb-95                      11,209                   11,229
  Mar-95                      11,685                   11,855
  Apr-95                      11,913                   12,277
  May-95                      11,996                   12,211
  Jun-95                      11,851                   12,041
  Jul-95                      12,731                   12,697
  Aug-95                      12,451                   12,245
  Sep-95                      12,617                   12,471
  Oct-95                      12,234                   12,140
  Nov-95                      12,389                   12,394
  Dec-95                      12,818                   12,877
  Jan-96                      13,026                   13,020
  Feb-96                      13,037                   13,022
  Mar-96                      13,389                   13,276
  Apr-96                      13,861                   13,748
  May-96                      13,707                   13,518
  Jun-96                      13,894                   13,598
  Jul-96                      13,477                   13,131
  Aug-96                      13,522                   13,206
  Sep-96                      13,911                   13,531
  Oct-96                      13,722                   13,391
  Nov-96                      14,211                   13,900
  Dec-96                      14,123                   13,732
  Jan-97                      13,842                   13,491
  Feb-97                      14,150                   13,744
  Mar-97                      14,196                   13,721
  Apr-97                      14,264                   13,846
  May-97                      15,052                   14,682
  Jun-97                      15,738                   15,501
  Jul-97                      16,035                   15,819
  Aug-97                      14,754                   14,609
  Sep-97                      15,669                   15,348
  Oct-97                      14,640                   13,998
  Nov-97                      14,560                   13,819
  Dec-97                      14,700                   13,967
  Jan-98                      15,167                   14,382
  Feb-98                      16,266                   15,360
  Mar-98                      17,084                   15,880
  Apr-98                      17,206                   15,977
  May-98                      16,974                   15,668
  Jun-98                      16,791                   15,598
  Jul-98                      17,220                   15,748
  Aug-98                      14,641                   13,521
  Sep-98                      14,198                   13,243
  Oct-98                      15,292                   14,630
  Nov-98                      16,090                   15,413
  Dec-98                      16,462                   15,935
  Jan-99                      16,311                   15,919
  Feb-99                      15,933                   15,581
  Mar-99                      16,663                   16,349
  Apr-99                      17,569                   17,185
  May-99                      16,802                   16,405
  Jun-99                      17,796                   17,200
  Jul-99                      18,423                   17,566
  Aug-99                      18,486                   17,667
  Sep-99                      18,284                   17,760
  Oct-99                      19,030                   18,431
  Nov-99                      20,281                   19,161
  Dec-99                      22,717                   21,001
  Jan-00                      21,564                   19,935
 2/29/00                      22,346                   20,468
 3/31/00                      22,278                   21,231
 4/30/00                      20,809                   20,027
 5/31/00                      20,452                   19,533
 6/30/00                      21,305                   20,355
 7/31/00                      20,622                   19,554
 8/31/00                      20,557                   19,790
 9/30/00                      19,146                   18,679
10/31/00                      18,449                   18,071
11/30/00                      17,914                   17,258
12/31/00                      18,480                   17,844
 1/31/01                      18,529                   18,142
 2/28/01                      17,757                   16,714
 3/31/01                      16,806                   15,515
 4/30/01                      17,577                   16,542
 5/31/01                      17,282                   16,053

Past performance is not predictive of future performance.


The MSCI All Country World ex-U.S. Index is an unmanaged index of foreign se-curities that reflects a strategic emerging markets allocation. The Fund's portfolio may differ significantly from the securities held in the Index. The Index is not available for direct investment; therefore its performance does not reflect the expenses associated with the active management of an actual portfolio. The value of shares of the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                  The M.S.D.&T. Diversified Real Estate Fund

The REIT sector has continued its strong absolute and relative performance af-ter reaching a bottom in late 1999. Even with recent concern over weaker de-mand due to a slowing economy, the fundamentals remain fairly strong due to lower levels of new supply. The strongest sectors within the REIT universe for the past year were Health Care (+58%), Hotel (+36%), Self-Storage (+30%) and Diversified (+28%). The weakest sectors were Specialty (-35%), Industrial (15%), Office (18%) and Apartment (22%).

The Fund had an 18.75% return for the one-year period, which was below the 22.19% return of the Wilshire Real Estate Securities Index./1/ The Fund's rel-ative performance for the period was negatively impacted by its underweighting in Hotel and positively impacted by its overweighting in Health Care./2/ Self-Storage REITs also performed well and the Fund maintained its market weighting in this sector adding to positions throughout the year. The advisor intends to remain overweighted in Office and Apartment and underweighted in Retail versus the Index although it continues to add to attractive Retail names. The advisor continues to believe the Health Care sector offers some attractive potential. Even with its recent strong showing, however, the advisor plans to carefully monitor these stocks and reduce holdings when appropriate. While the Hotel sector has performed well, the advisor sees risk in the current valuations due to the economic slowdown and would prefer to participate only if the stocks retreat.


                                    [GRAPH]

            Comparison of Change In Value of $10,000 Investment In
                M.S.D.&T Diversified Real Estate Fund and the
                   Wilshire Real Estate Securities Index/1/


Average Annual Total Return as of
           May 31, 2001

                         Since
 1 Year     3 Year     Inception
                       (8/1/97)

(18.75)%    5.81%        5.68%


            M.S.D.&T. Diversified Real Estate Fund    Wilshire Real Estate Index
  Jul-97                   10,000                               10,000
  Aug-97                    9,970                                9,926
  Sep-97                   10,800                               10,905
  Oct-97                   10,468                               10,441
  Nov-97                   10,639                               10,651
  Dec-97                   10,842                               10,889
  Jan-98                   10,628                               10,735
  Feb-98                   10,526                               10,598
  Mar-98                   10,689                               10,806
  Apr-98                   10,473                               10,466
  May-98                   10,431                               10,366
  Jun-98                   10,400                               10,311
  Jul-98                    9,827                                9,593
  Aug-98                    8,974                                8,596
  Sep-98                    9,432                                9,078
  Oct-98                    9,182                                8,953
  Nov-98                    9,319                                9,122
  Dec-98                    9,371                                8,991
  Jan-99                    9,189                                8,796
  Feb-99                    9,018                                8,727
  Mar-99                    8,975                                8,680
  Apr-99                    9,971                                9,605
  May-99                   10,244                                9,767
  Jun-99                   10,146                                9,601
  Jul-99                    9,825                                9,233
  Aug-99                    9,682                                9,095
  Sep-99                    9,416                                8,686
  Oct-99                    9,249                                8,524
  Nov-99                    9,114                                8,390
  Dec-99                    9,506                                8,706
  Jan-00                    9,495                                8,741
  Feb-00                    9,335                                8,574
  Mar-00                    9,665                                8,950
  Apr-00                   10,233                                9,588
  May-00                   10,407                                9,703
 6/30/00                   10,731                               10,030
 7/31/00                   11,655                               10,931
 8/31/00                   11,233                               10,537
 9/30/00                   11,737                               10,880
10/31/00                   11,203                               10,408
11/30/00                   11,346                               10,642
12/31/00                   12,051                               11,381
 1/31/01                   11,966                               11,495
 2/28/01                   11,773                               11,256
 3/31/01                   11,882                               11,265
 4/30/01                   12,101                               11,533
 5/31/01                   12,359                               11,856

Past performance is not predictive of future performance.


The Wilshire Real Estate Securities Index is an unmanaged index generally rep-resentative of the U.S. REIT market. The Fund's portfolio may differ signifi-cantly from the securities held in the Index. The Index is not available for direct investment; therefore its performance does not reflect the expenses as-sociated with the active management of an actual portfolio. The value of shares of the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                   The M.S.D.&T. Limited Maturity Bond Fund

Interest rates declined unevenly over the course of the twelve months ended May 31, 2001. At the beginning of the fiscal year, interest rates started to fall on the anticipation of an eventual disappearance of outstanding U.S. Treasury securities due to government forecasts of a structural Federal budget surplus. As the year progressed, economic statistics pointed to a marked slow-down in growth, which tempered the outlook for both credit demands and infla-tion. Finally, beginning in January 2001, the Federal Reserve reversed its re-strictive monetary policy with a series of 0.50% cuts in interest rates. By fiscal year end, the Federal Funds target rate had dropped 2.50% to 4%, while ten-year maturity Treasury issues declined a more modest 0.90%.

Corporate securities lagged in the initial phases of the decline in Treasury interest rates as investors worried over increased debt burdens by corpora-tions in a period of quickly stalling growth. As compensation, yield premiums were driven higher. Indeed, as the year unfolded, there were notable down-grades and liquidity concerns in both the investment grade and high-yield sec-tors of the bond market and commensurately wider yield spreads to Treasuries. However, after the easing moves by the Fed, high quality corporate securities behaved more favorably and ended the period as one of the better performing sectors of the market.

In this environment, the Fund enjoyed a 9.92% total return over the period./1/ By comparison, the Lehman Mutual Fund 1-5 Year Government/Credit Index, re-turned 11.37%. The Fund's positioning on the yield curve and some spread wid-ening on select issues tempered the Fund's performance in this strong market relative to the benchmark index.

During the year, the Fund increased holdings of agency, mortgage and corporate securities while decreasing Treasuries, asset-backed securities and cash re-serves. The Fund's average maturity was modestly increased from 2.9 to 3.0 years over the period. Due to the current stimulative nature of both monetary and fiscal policy, the advisor is forecasting better economic growth as the new fiscal year unfolds. With this outlook, the advisor foresees continued in-terest rate volatility and gradually rising interest rates as the economy re-covers. The Fund may become more defensively postured as this market environ-ment evolves.


                                    [GRAPH]

            Comparison of Change In Value of $10,000 Investment In
                 M.S.D.&T. Limited Maturity Bond Fund and the
          Lehman Mutual Fund Short 1-5 Year Gov/Credit Bond Index/1/

Average Annual Total Return as of May 31, 2001

                             Since
1 Year   5 Year   10 Year  Inception
                           (3/14/91)

9.92%    6.62%    6.39%      6.35%

               M.S.D.&T. Limited Maturity          Lehman MF Short 1-5 Year
                       Bond Fund                    Gov/Credit Bond Index

  Feb-98                 10,000                             10,000
  Mar-98                 10,040                             10,034
  Apr-98                 10,089                             10,086
  May-98                 10,169                             10,182
  Jun-98                 10,240                             10,269
  Jul-98                 10,281                             10,290
  Aug-98                 10,383                             10,458
  Sep-98                 10,587                             10,703
  Oct-98                 10,576                             10,646
  Nov-98                 10,647                             10,707
  Dec-98                 10,687                             10,739
  Jan-99                 10,759                             10,815
  Feb-99                 10,607                             10,626
  Mar-99                 10,670                             10,684
  Apr-99                 10,711                             10,718
  May-99                 10,625                             10,624
  Jun-99                 10,591                             10,590
  Jul-99                 10,557                             10,545
  Aug-99                 10,546                             10,540
  Sep-99                 10,677                             10,662
  Oct-99                 10,699                             10,702
  Nov-99                 10,709                             10,701
  Dec-99                 10,675                             10,649
  Jan-00                 10,642                             10,614
  Feb-00                 10,788                             10,743
  Mar-00                 10,926                             10,885
  Apr-00                 10,905                             10,853
  May-00                 10,896                             10,848
 6/30/00                 11,105                             11,073
 7/31/00                 11,177                             11,174
 8/31/00                 11,331                             11,336
 9/30/00                 11,391                             11,407
10/31/00                 11,441                             11,483
11/30/00                 11,586                             11,671
12/31/00                 11,792                             11,888
 1/31/01                 11,975                             12,082
 2/28/01                 12,035                             12,187
 3/31/01                 12,073                             12,248
 4/30/01                 12,000                             12,196
 5/31/01                 12,073                             12,270
  Jun-94                 12,072                             12,537
  Jul-94                 12,208                             12,677
  Aug-94                 12,251                             12,719
  Sep-94                 12,147                             12,652
  Oct-94                 12,155                             12,667
  Nov-94                 12,114                             12,602
  Dec-94                 12,161                             12,630
  Jan-95                 12,357                             12,823
  Feb-95                 12,599                             13,045
  Mar-95                 12,673                             13,120
  Apr-95                 12,808                             13,257
  May-95                 13,172                             13,565
  Jun-95                 13,246                             13,645
  Jul-95                 13,233                             13,678
  Aug-95                 13,361                             13,775
  Sep-95                 13,462                             13,853
  Oct-95                 13,603                             13,986
  Nov-95                 13,770                             14,135
  Dec-95                 13,913                             14,258
  Jan-96                 14,004                             14,389
  Feb-96                 13,817                             14,291
  Mar-96                 13,725                             14,247
  Apr-96                 13,644                             14,235
  May-96                 13,617                             14,245
  Jun-96                 13,763                             14,371
  Jul-96                 13,790                             14,422
  Aug-96                 13,789                             14,473
  Sep-96                 13,991                             14,633
  Oct-96                 14,249                             14,838
  Nov-96                 14,467                             14,981
  Dec-96                 14,344                             14,942
  Jan-97                 14,385                             15,011
  Feb-97                 14,407                             15,041
  Mar-97                 14,323                             14,992
  Apr-97                 14,489                             15,138
  May-97                 14,587                             15,248
  Jun-97                 14,713                             15,369
  Jul-97                 14,970                             15,596
  Aug-97                 14,914                             15,574
  Sep-97                 15,056                             15,719
  Oct-97                 15,201                             15,861
  Nov-97                 15,244                             15,891
  Dec-97                 15,370                             16,007
  Jan-98                 15,547                             16,193
  Feb-98                 15,543                             16,193
  Mar-98                 15,603                             16,249
  Apr-98                 15,676                             16,329
  May-98                 15,776                             16,428
  Jun-98                 15,849                             16,520
  Jul-98                 15,909                             16,590
  Aug-98                 16,107                             16,822
  Sep-98                 16,349                             17,137
  Oct-98                 16,379                             17,185
  Nov-98                 16,392                             17,171
  Dec-98                 16,462                             17,229
  Jan-99                 16,524                             17,315
  Feb-99                 16,407                             17,168
  Mar-99                 16,516                             17,297
  Apr-99                 16,542                             17,354
  May-99                 16,505                             17,285
  Jun-99                 16,516                             17,333
  Jul-99                 16,545                             17,350
  Aug-99                 16,575                             17,389
  Sep-99                 16,701                             17,528
  Oct-99                 16,748                             17,575
  Nov-99                 16,792                             17,605
  Dec-99                 16,781                             17,591
  Jan-00                 16,761                             17,556
  Feb-00                 16,889                             17,689
  Mar-00                 17,022                             17,820
  Apr-00                 17,019                             17,824
  May-00                 17,070                             17,877
 6/30/00                 17,290                             18,124
 7/31/00                 17,394                             18,252
 8/31/00                 17,566                             18,426
 9/30/00                 17,704                             18,597
10/31/00                 17,775                             18,677
11/30/00                 17,983                             18,881
12/31/00                 18,264                             19,160
 1/31/01                 18,459                             19,451
 2/28/01                 18,593                             19,611
 3/31/01                 18,699                             19,772
 4/30/01                 18,694                             19,795
 5/31/01                 18,763                             19,912

Past performance is not predictive of future performance.


The Lehman Mutual Fund Short 1-5 Year Government/Credit Bond Index is an un-managed index generally representative of the performance of government and corporate bonds with remaining maturities of between 1 and 5 years. The Fund's portfolio may differ significantly from the securities held in the Index. The Index is not available for direct investment; therefore its performance does not reflect the expenses associated with the active management of an actual portfolio. The value of shares of the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                     The M.S.D.&T. Total Return Bond Fund

Bond investors enjoyed constructive fixed income conditions throughout the fiscal year. Yields on term securities were favorably influenced by the fiscal improvement in the federal government's financing requirements, a slowdown in economic activity and the downturn in the stock market. During the first half of the fiscal year, relative interest rate sector spreads on non-Treasury is-suers widened. However, since the Federal Reserve changed monetary policy in January, 2001 to a more accommodative stance, spreads have narrowed apprecia-bly.

For the fiscal year ended May 31, 2001, the Fund produced a total return of 10.81%./1/ The Fund maintained an effective duration somewhat less than its unmanaged benchmark, the Lehman Aggregate Bond Index during most of the fiscal year. As a result, its comparative performance lagged the Index in the predom-inantly falling interest rate environment. In addition, relative to its unman-aged benchmark, the Fund was underweight in the intermediate maturity area of the yield curve where yields fell the greatest.

The advisor anticipates the twin stimulants of aggressive Federal Reserve easings and the Bush administration's tax cut to act as the catalysts to boost economic activity. When this becomes apparent, it will most likely result in upward pressure on intermediate and long-term yields. The Fund has subse-quently been restructured to a more defensive posture as the new interest rate cycle begins. Importantly, the effective duration of the portfolio has been reduced through sales of Treasury and agency issues. The Fund has also estab-lished an overweight position in corporates, mortgage-backed and high yield securities as it is anticipated that relative interest rate spreads should narrow in an economy experiencing improving business conditions.


                                    [GRAPH]

            Comparison of Change In Value of $10,000 Investment In
                   M.S.D.&T. Total Return Bond Fund and the
                        Lehman Aggregate Bond Index/1/

 Average Annual Total Return
    as of May 31, 2001

                   Since
 1 Year  3 Year  Inception
                  (3/1/98)

 10.81%  5.89%     5.96%

              M.S.D.&T. Total Return Bond Fund      Lehman Aggregate Bond Index

  Feb-98                  10,000                              10,000
  Mar-98                  10,040                              10,034
  Apr-98                  10,089                              10,086
  May-98                  10,169                              10,182
  Jun-98                  10,240                              10,269
  Jul-98                  10,281                              10,290
  Aug-98                  10,383                              10,458
  Sep-98                  10,587                              10,703
  Oct-98                  10,576                              10,646
  Nov-98                  10,647                              10,707
  Dec-98                  10,687                              10,739
  Jan-99                  10,759                              10,815
  Feb-99                  10,607                              10,626
  Mar-99                  10,670                              10,684
  Apr-99                  10,711                              10,718
  May-99                  10,625                              10,624
  Jun-99                  10,591                              10,590
  Jul-99                  10,557                              10,545
  Aug-99                  10,546                              10,540
  Sep-99                  10,677                              10,662
  Oct-99                  10,699                              10,702
  Nov-99                  10,709                              10,701
  Dec-99                  10,675                              10,649
  Jan-00                  10,642                              10,614
  Feb-00                  10,788                              10,743
  Mar-00                  10,926                              10,885
  Apr-00                  10,905                              10,853
  May-00                  10,896                              10,848
 6/30/00                  11,105                              11,073
 7/31/00                  11,177                              11,174
 8/31/00                  11,331                              11,336
 9/30/00                  11,391                              11,407
10/31/00                  11,441                              11,483
11/30/00                  11,586                              11,671
12/31/00                  11,792                              11,888
 1/31/01                  11,975                              12,082
 2/28/01                  12,035                              12,187
 3/31/01                  12,073                              12,248
 4/30/01                  12,000                              12,196
 5/31/01                  12,073                              12,270

Past performance is not predictive of future performance.


The Lehman Aggregate Bond Index is an unmanaged index comprised of the Lehman Brothers Government/Credit Bond Index and two Lehman Brothers asset-backed se-curities indices. The Fund's portfolio may differ significantly from the secu-rities held in the Index. The Index is not available for direct investment; therefore its performance does not reflect the expenses associated with the active management of an actual portfolio. The value of shares of the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                The M.S.D.&T. Maryland Tax-Exempt Bond Fund /5/

Local governments and other issuers of municipal bonds in Maryland were bene-ficiaries of the economic growth of the 1990s and 2000; tax coffers were filled and other revenue sources provided enough income to fund capital pro-jects and expenses. The result was a severe decline in the issuance of Mary-land tax-exempt bonds in 2000. As the equity markets swooned, individuals moved assets into fixed income vehicles, including municipal bonds. The re-sulting disparity between supply and demand resulted in yields for Maryland bonds dropping even more than those on national tax-exempt bonds. So far in 2001, half of the equation has changed. While demand is still strong from re-tail buyers, the slowing economy has forced more issuers to fund projects by issuing debt. Through the first half of the year, the new supply has been han-dled well by the market and credit spreads have remained near their historical lows.

The duration of the Fund had been lengthened in the second half of 2000 as Treasury buybacks, low inflation expectations and reallocation of assets from equities into bonds propelled medium and long-term interest rates lower. With the markets having discounted the degree of the economic slowdown, the risks are weighted toward higher interest rates across the yield curve. The 2.50% cut in the Fed Funds rate since January 2001 has added liquidity to the mone-tary system, while the recently passed tax cut/rebate will put cash directly in consumers' wallets. The advisor believes that the result will most likely be an economy that hits trend growth of 2.5-3.0% by the fourth quarter of this year, combined with developing inflation fears. The advisor intends to take advantage of any rallies in the municipal bond market to shorten the average maturity of the portfolio in expectation of higher yields.


                                    [GRAPH]

            Comparison of Change In Value of $10,000 Investment In
         M.S.D.&T. Maryland Tax-Exempt Bond Fund, the Lehman Maryland
          Municipal Bond Index and the Lehman Municipal Bond Index/1/


Average Annual Total Return
    as of May 31, 2001

                        Since
1 Year     5 Year     Inception
                      (6/2/92)

11.09%     5.89%        5.68%


               M.S.D.&T. Maryland      Lehman Municipal       Lehman Maryland
              Tax Exempt Bond Fund         Bond Index       Municipal Bond Index
  May-92             10,000                  10,000                10,000
  Jun-92             10,104                  10,168                10,168
  Jul-92             10,446                  10,473                10,473
  Aug-92             10,279                  10,371                10,371
  Sep-92             10,342                  10,438                10,438
  Oct-92             10,132                  10,337                10,337
  Nov-92             10,389                  10,522                10,522
  Dec-92             10,504                  10,629                10,629
  Jan-93             10,641                  10,753                10,753
  Feb-93             11,043                  11,141                11,141
  Mar-93             10,900                  11,023                11,023
  Apr-93             11,004                  11,135                11,135
  May-93             11,056                  11,197                11,197
  Jun-93             11,276                  11,384                11,384
  Jul-93             11,279                  11,398                11,394
  Aug-93             11,547                  11,636                11,606
  Sep-93             11,687                  11,768                11,750
  Oct-93             11,701                  11,791                11,782
  Nov-93             11,585                  11,687                11,685
  Dec-93             11,823                  11,934                11,911
  Jan-94             11,967                  12,069                12,048
  Feb-94             11,640                  11,757                11,721
  Mar-94             11,155                  11,278                11,326
  Apr-94             11,198                  11,375                11,408
  May-94             11,276                  11,474                11,480
  Jun-94             11,188                  11,407                11,405
  Jul-94             11,377                  11,616                11,596
  Aug-94             11,401                  11,656                11,647
  Sep-94             11,212                  11,485                11,503
  Oct-94             11,045                  11,281                11,364
  Nov-94             10,798                  11,076                11,144
  Dec-94             10,990                  11,321                11,341
  Jan-95             11,263                  11,644                11,614
  Feb-95             11,532                  11,983                11,915
  Mar-95             11,659                  12,121                12,110
  Apr-95             11,671                  12,135                12,118
  May-95             12,006                  12,523                12,476
  Jun-95             11,868                  12,413                12,399
  Jul-95             11,975                  12,531                12,552
  Aug-95             12,105                  12,690                12,715
  Sep-95             12,187                  12,770                12,785
  Oct-95             12,330                  12,955                12,911
  Nov-95             12,507                  13,170                13,098
  Dec-95             12,592                  13,297                13,207
  Jan-96             12,678                  13,398                13,337
  Feb-96             12,594                  13,307                13,258
  Mar-96             12,417                  13,137                13,103
  Apr-96             12,357                  13,099                13,065
  May-96             12,347                  13,094                13,043
  Jun-96             12,456                  13,237                13,153
  Jul-96             12,555                  13,358                13,284
  Aug-96             12,520                  13,355                13,281
  Sep-96             12,680                  13,542                13,430
  Oct-96             12,819                  13,694                13,572
  Nov-96             13,055                  13,946                13,818
  Dec-96             12,984                  13,887                13,762
  Jan-97             13,000                  13,913                13,813
  Feb-97             13,098                  14,041                13,924
  Mar-97             12,914                  13,854                13,739
  Apr-97             13,017                  13,971                13,835
  May-97             13,186                  14,180                14,006
  Jun-97             13,341                  14,331                14,175
  Jul-97             13,766                  14,728                14,516
  Aug-97             13,602                  14,590                14,403
  Sep-97             13,731                  14,763                14,566
  Oct-97             13,810                  14,858                14,652
  Nov-97             13,888                  14,946                14,728
  Dec-97             14,097                  15,164                14,909
  Jan-98             14,227                  15,320                15,064
  Feb-98             14,210                  15,325                15,066
  Mar-98             14,210                  15,338                15,076
  Apr-98             14,167                  15,269                15,010
  May-98             14,377                  15,511                15,224
  Jun-98             14,414                  15,571                15,278
  Jul-98             14,439                  15,610                15,313
  Aug-98             14,637                  15,852                15,542
  Sep-98             14,795                  16,050                15,720
  Oct-98             14,806                  16,050                15,739
  Nov-98             14,856                  16,107                15,773
  Dec-98             14,880                  16,147                15,827
  Jan-99             15,041                  16,339                16,004
  Feb-99             14,965                  16,267                15,932
  Mar-99             14,976                  16,290                15,942
  Apr-99             15,012                  16,331                15,989
  May-99             14,926                  16,236                15,903
  Jun-99             14,713                  16,002                15,701
  Jul-99             14,751                  16,060                15,765
  Aug-99             14,649                  15,931                15,680
  Sep-99             14,644                  15,938                15,702
  Oct-99             14,514                  15,765                15,586
  Nov-99             14,651                  15,933                15,723
  Dec-99             14,564                  15,813                15,646
  Jan-00             14,506                  15,745                15,574
  Feb-00             14,643                  15,928                15,699
  Mar-00             14,929                  16,276                15,974
  Apr-00             14,883                  16,180                15,913
  May-00             14,795                  16,096                15,827
 6/30/00             15,110                  16,523                16,200
 7/31/00             15,313                  16,753                16,390
 8/31/00             15,516                  17,011                16,596
 9/30/00             15,397                  16,922                16,537
10/31/00             15,588                  17,107                16,712
11/30/00             15,718                  17,237                16,822
12/31/00             16,117                  17,662                17,181
 1/31/01             16,280                  17,837                17,389
 2/28/01             16,305                  17,894                17,458
 3/31/01             16,454                  18,055                17,603
 4/30/01             16,257                  17,860                17,471
 5/31/01             16,437                  18,053                17,633

Past performance is not predictive of future performance.


The Lehman Municipal Bond Index is an unmanaged index generally representative of the total return of outstanding municipal bonds. The Lehman Maryland Munic-ipal Bond Index is an unmanaged index that tracks the performance of Maryland municipal bonds. The Lehman Maryland Municipal Bond Index replaces the Lehman Municipal Bond Index as the Fund's benchmark index. The new Index better re-flects the maturity and sector composition of the Fund, in addition to captur-ing the other characteristics unique to a state-specific fund. The Lehman Maryland Municipal Index inception date is July 31, 1993. Therefore, the Leh-man Municipal Bond Index figures are used for both Indices in the graph for the period June 30, 1992 to June 30, 1993.

The Fund's portfolio may differ significantly from the securities held in the Indices. The Indices are not available for direct investment; therefore their performance does not reflect the expenses associated with the active manage-ment of an actual portfolio. The value of shares of the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

              The M.S.D.&T. Intermediate Tax-Exempt Bond Fund /5/

In the fiscal year ended May 31, 2001, short/intermediate-term municipal yields have declined 0.85%-2.00% from a year ago, the result of a slowing economy and the Federal Reserve's reversal in monetary policy. Chairman Greenspan, starting January 3 of this year, cut the Federal Funds rate from 6.50% to 4.00% in five 0.50% increments. Throughout last year, supply and de-mand in the municipal market were out of balance. Retail buyers reallocated assets from the declining equity markets into tax-exempt bonds, while issuers and municipalities, flush with cash due to the economic boom, had little rea-son to issue new bonds. This imbalance contributed to the decline in rates and municipal bonds' outperformance versus taxable bonds and equities. In 2001, retail buying has remained strong while issuance has ballooned as tax receipts and other internal cash flows have slowed with the economy. This has resulted in many state and local issuers resorting to external financing to cover ex-penditures or fund projects. Despite the economic downturn, issuer creditwor-thiness has remained strong, keeping most sector spreads narrow over the first half of 2001.

The advisor kept the effective duration of the Fund long relative to its benchmark for most of the prior fiscal year as the rates fell over the past 12 months. The duration was cut back slightly at the beginning of 2001 and again in April. Recent economic indicators have been mixed with the National Pur-chasing Manager's index pointing towards recession in manufacturing, while solid home sales make the argument of economic stability. The combination of the 2.50% decline in the Federal Funds rate since January and the forthcoming tax rebates should jumpstart the economy by late fall or winter of this year. If Europe and other areas of the world follow the United States' recovery, the growth in demand may lead to inflationary pressures. Therefore, rallies in the municipal bond market may be utilized by the advisor to shorten the effective duration of the Fund, in an effort to minimize exposure to higher intermedi-ate-term interest rates.


                                    [GRAPH]

            Comparison of Change In Value of $10,000 Investment In
       M.S.D.&T. Intermdeiate Tax-Exempt Bond Fund, the Lehman 1-8 Year
      Municipal Bond Index and the Legman 7-Year Municipal Bond Index/1/

Average Annual Total Return as of
          May 31, 2001

                        Since
1 Year     3 Year     Inception
                      (3/1/98)

8.32%      4.47%       4.46%


                                         Lehman 7-year       Lehman 1-8 Year
               M.S.D.&T. Intermediate      Municipal            Municipal
               Tax-Exempt Bond Fund        Bond Index           Bond Index
 2/28/98                10,000               10,000               10,000
 3/31/98                10,043               10,001               10,011
 4/30/98                10,034                9,943                9,979
 5/31/98                10,107               10,089               10,091
 6/30/98                10,130               10,117               10,124
 7/31/98                10,163               10,151               10,159
 8/31/98                10,299               10,305               10,276
 9/30/98                10,413               10,438               10,369
10/31/98                10,427               10,454               10,404
11/30/98                10,439               10,482               10,429
12/31/98                10,482               10,504               10,457
 1/31/99                10,588               10,657               10,567
 2/28/99                10,556               10,598               10,557
 3/31/99                10,568               10,593               10,564
 4/30/99                10,601               10,619               10,593
 5/31/99                10,570               10,567               10,566
 6/30/99                10,444               10,414               10,472
 7/31/99                10,498               10,484               10,529
 8/31/99                10,509               10,460               10,531
 9/30/99                10,542               10,499               10,569
10/31/99                10,543               10,455               10,557
11/30/99                10,586               10,531               10,612
12/31/99                10,571               10,489               10,588
 1/31/00                10,573               10,464               10,595
 2/29/00                10,606               10,507               10,631
 3/31/00                10,675               10,656               10,717
 4/30/00                10,656               10,617               10,706
 5/31/00                10,638               10,593               10,706
 6/30/00                10,774               10,829               10,872
 7/31/00                10,857               10,966               10,974
 8/31/00                10,951               11,110               11,076
 9/30/00                10,933               11,076               11,068
10/31/00                10,994               11,170               11,140
11/30/00                11,032               11,223               11,187
12/31/00                11,206               11,443               11,340
 1/31/01                11,370               11,637               11,516
 2/28/01                11,395               11,645               11,547
 3/31/01                11,468               11,740               11,630
 4/30/01                11,415               11,634               11,587
 5/31/01                11,523               11,767               11,699

Past performance is not predictive of future performance.


The Lehman 7-Year Municipal Bond Index is an unmanaged index generally repre-sentative of the total return of outstanding municipal bonds with remaining maturities of 7 years or less. The Lehman 1-8 Year Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds with remaining maturities of 1-8 years. The Lehman 1-8 Year Municipal Bond Index replaces the Lehman 7-year Municipal Bond Index as the Fund's benchmark index. The new In-dex better reflects the maturity and sector composition of the Fund.

The Fund's portfolio may differ significantly from the securities held in the Indices. The Indices are not available for direct investment; therefore their performance does not reflect the expenses associated with the active manage-ment of an actual portfolio. The value of shares of the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                The M.S.D.&T. National Tax-Exempt Bond Fund /5/

Municipal bonds had an outstanding year of performance in 2000, fueled by low debt issuance, retail bond buyers' reallocation of assets out of equities, and lower yields due to market expectations of an economic slowdown. However, the first half of 2001 saw the dynamics of the tax-exempt bond market begin to change. Issuance has spiraled this year, due mainly to the deceleration of the economy reducing local governments' tax revenues and other cash flows issuers had previously used to fund capital projects and expenditures. Short-term rates have dropped precipitously; a direct result of the Federal Reserve's sudden 2.50% reduction of the Federal Funds rate since January. Individual de-mand for municipal bonds remains strong as assets continue to be diversified out of the equity markets.

The effective duration of the Fund was lengthened during the latter half of 2000 as the bond market rally continued. Currently, market expectations of a slowing economy have already been nearly fully priced in. The easing of mone-tary policy by the Federal Reserve through the reduction of the Federal Funds rate by 2.50% since this January, when combined with the tax relief package just passed by Congress, should breathe life into the economy in the second half of 2001. When the economies of the rest of the world start to show signs of recovery, the increased global demand may result in reigniting inflation expectations. Given this scenario, the risks are weighted toward rising inter-est rates. The advisor may shorten the effective duration of the Fund in an-ticipation of higher tax-exempt yields over the next 6-12 months.


                                    [GRAPH]

            Comparison of Change In Value of $10,000 Investment In M.S.D.&T. National Tax-Exempt Bond Fund, the Lehman 10 Year Municipal Bond Index and the Lehman Municipal Bond Index/1/

Average Annual Total Return as of
         May 31, 2001

                     Since
1 Year    3 Year   Inception
                   (3/17/98)

10.60%    4.73%      4.88%

                    M.S.D.&T.
                  National Tax        Lehman Municipal        Lehman 10-Year
                 Exempt Bond Fund        Bond Index        Municipal Bond Index

 2/28/98              10,000               10,000                 10,000
 3/31/98              10,069               10,009                  9,993
 4/30/98              10,025                9,964                  9,938
 5/31/98              10,164               10,121                 10,107
 6/30/98              10,202               10,161                 10,144
 7/31/98              10,220               10,186                 10,161
 8/31/98              10,371               10,344                 10,337
 9/30/98              10,500               10,473                 10,491
10/31/98              10,498               10,473                 10,496
11/30/98              10,535               10,510                 10,536
12/31/98              10,573               10,536                 10,568
 1/31/99              10,707               10,662                 10,730
 2/28/99              10,647               10,615                 10,633
 3/31/99              10,654               10,630                 10,628
 4/30/99              10,671               10,656                 10,657
 5/31/99              10,615               10,594                 10,582
 6/30/99              10,450               10,442                 10,385
 7/31/99              10,490               10,479                 10,455
 8/31/99              10,444               10,396                 10,416
 9/30/99              10,451               10,400                 10,452
10/31/99              10,382               10,287                 10,378
11/30/99              10,477               10,397                 10,492
12/31/99              10,424               10,319                 10,437
 1/31/00              10,400               10,274                 10,394
 2/29/00              10,484               10,393                 10,476
 3/31/00              10,694               10,621                 10,680
 4/30/00              10,636               10,558                 10,626
 5/31/00              10,557               10,503                 10,563
 6/30/00              10,813               10,782                 10,851
 7/31/00              10,937               10,932                 11,001
 8/31/00              11,117               11,100                 11,171
 9/30/00              11,013               11,042                 11,120
10/31/00              11,125               11,163                 11,233
11/30/00              11,202               11,247                 11,294
12/31/00              11,500               11,525                 11,559
 1/31/01              11,613               11,639                 11,708
 2/28/01              11,629               11,677                 11,728
 3/31/01              11,731               11,782                 11,828
 4/30/01              11,563               11,654                 11,682
 5/31/01              11,675               11,780                 11,810

Past performance is not predictive of future performance.

The Lehman Municipal Bond Index is an unmanaged index generally representative of the total return of outstanding municipal bonds. The Lehman 10-Year Munici-pal Bond Index is an unmanaged index that tracks the performance of municipal bonds with maturities of 10 years. The Lehmans 10-Year Municipal Bond Index replaces the Lehman Municipal Bond Index as the Fund's benchmark index. The new Index better reflects the sector composition and duration of the Fund.

The Fund's portfolio may differ significantly from the securities held in the Indices. The Indices are not available for direct investment; therefore their performance does not reflect the expenses associated with the active manage-ment of an actual portfolio. The value of shares of the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

/1/Total return and principal value of investments will fluctuate with market changes and shares, when redeemed, may be worth more or less than their original cost. Figures for the period indicated reflect fee waivers in ef-fect, reinvestment of dividends, distributions, and capital gains as well as changes in share price. Fee waivers may result in higher total returns than would occur if full fees were charged. Figures for the period do not take into account the effect of taxes. Past performance is not a guarantee of fu-ture results.

                                    Total Return Annualized Total Annualized Total   Average Annual
                                    for the one  Return for five   Return for ten     Total Return
                                     year ended  years ended June years ended June since inception to
                          Inception   June 30,         30,              30,             June 30,
                            Date        2001           2001             2001              2001
                          --------- ------------ ---------------- ---------------- ------------------
Growth & Income Fund....   2/28/91    -15.01%         14.80%           13.42%            13.24%
Equity Income Fund......    3/1/98      2.58%            N/A              N/A             1.30%
Equity Growth Fund......    3/1/98    -26.37%            N/A              N/A             3.67%
Capital Opportunities
 Fund...................    7/5/00        N/A            N/A              N/A               N/A
International Equity
 Fund...................    7/2/93    -20.89%          3.94%              N/A             6.74%
Diversified Real Estate
 Fund...................    8/1/97     21.44%            N/A              N/A             7.00%
Limited Maturity Bond
 Fund...................   3/14/91      8.78%          6.45%            6.39%             6.32%
Total Return Bond Fund..    3/1/98      8.81%            N/A              N/A             5.84%
Maryland Tax-Exempt Bond
 Fund...................    6/2/92      9.36%          5.82%              N/A             5.69%
Intermediate Tax-Exempt
 Bond Fund..............    3/1/98      7.30%            N/A              N/A             4.45%
National Tax-Exempt Bond
 Fund...................    3/1/98      8.56%            N/A              N/A             4.93%

/2/Portfolio composition is subject to change.

/3/The Capital Opportunities Fund could fluctuate in price more than most funds, due to the volatile nature of both the technology sector and stocks of smaller companies. In addition, the Fund may participate in the Initial Public Offering (IPO) market, and a portion of the Fund's returns conse-quently may be attributable to its investment in IPOs, which may have a mag-nified impact due to the Fund's small asset base. As the Fund's assets grow, it is probable that the effect of the Fund's investments in IPOs on its to-tal returns may not be as significant.

/4/International investing is subject to certain risks, such as currency ex-change rate volatility, possible political, social or economic instability, foreign taxation and/or differences in auditing and other financial stan-dards.

/5/The Maryland Tax-Exempt Bond, Intermediate Tax-Exempt Bond and National
  Tax-Exempt Bond Funds' income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax.

                             M.S.D.&T. Funds, Inc.
                            PRIME MONEY MARKET FUND
                            Statement of Net Assets
                                  May 31, 2001


                                                              Par
                                                             (000)     Value
                                                             -----     -----
BANK NOTES -- 3.8%
Bank of America

 4.22%, 09/21/01..........................................  $10,000 $ 10,000,000
 4.01%, 10/03/01..........................................   15,000   15,000,000
                                                                    ------------
 TOTAL BANK NOTES
 (Cost $25,000,000).......................................            25,000,000
                                                                    ------------
CERTIFICATES OF DEPOSIT -- 11.3%
Domestic -- 0.7%
SunTrust Banks, Inc.**
 4.13%, 08/11/01..........................................    5,000    5,000,000
                                                                    ------------
Yankee -- 10.6%
Bank of Montreal
 3.95%, 09/04/01..........................................   15,000   15,000,000
Bayerische Landesbank
 5.87%, 07/05/01..........................................   15,000   15,000,138
Candian Imperial Bank of Commerce
 6.54%, 11/05/01..........................................    5,000    5,000,000
Toronto Dominion Bank
 6.94%, 07/24/01..........................................   10,000   10,000,000
 4.58%, 08/10/01..........................................   15,000   15,000,000
UBS AG
 4.65%, 08/31/01..........................................   10,000   10,000,000
                                                                    ------------
                                                                      70,000,138
                                                                    ------------
 TOTAL CERTIFICATES OF DEPOSIT
 (Cost $75,000,138).......................................            75,000,138
                                                                    ------------
COMMERCIAL PAPER -- 57.7%
Banks -- 6.0%
Abbey National Bank
 4.27%, 10/10/01..........................................   20,000   19,689,239
Bayerische Landsbank......................................
 4.15%, 08/02/01..........................................   10,000    9,928,528
Halifax
 4.47%, 08/20/01..........................................   10,000    9,900,667
                                                                    ------------
                                                                      39,518,434
                                                                    ------------
Beverages -- 2.2%
Coca-Cola Co.
 4.81%, 07/06/01..........................................   15,000   14,929,854
                                                                    ------------
Brokers/Dealers -- 10.5%
Goldman Sachs Group, Inc.
 4.17%, 07/27/01..........................................   15,000   14,902,700
COMMERCIAL PAPER -- Continued
Brokers/Dealers -- Continued

J.P. Morgan & Co.
 3.90%, 07/31/01..........................................  $15,000 $ 14,902,500
Merrill Lynch & Co.
 4.75%, 06/15/01..........................................   25,000   24,953,819
Morgan Stanley Dean Witter
 3.85%, 11/14/01..........................................   15,000   14,733,708
                                                                    ------------
                                                                      69,492,727
                                                                    ------------
Capital Goods -- 7.5%
Hewlett-Packard Co.***
 4.90%, 06/01/01..........................................   25,000   25,000,000
Minnesota Mining & Manufacturing
 4.80%, 06/19/01..........................................   25,000   24,940,000
                                                                    ------------
                                                                      49,940,000
                                                                    ------------
Consumer Goods -- 3.8%
E.I. duPont deNemours & Co.
 3.92%, 07/20/01..........................................   25,000   24,866,611
                                                                    ------------
Education -- 1.8%
Yale University
 4.58%, 07/13/01..........................................   11,900   11,836,414
                                                                    ------------
Finance -- 10.8%
ABN AMRO N.A.
 5.22%, 07/18/01..........................................   15,000   14,897,775
KFW International Financial Inc.
 5.25%, 06/18/01..........................................   20,000   19,950,417
Northern Trust Co.
 4.00%, 08/09/01..........................................   12,000   11,908,000
Toyota Motor Credit Corp.***
 4.86%, 06/06/01..........................................   25,000   24,983,125
                                                                    ------------
                                                                      71,739,317
                                                                    ------------
Health Care -- 3.0%
Merck & Co., Inc.
 3.95%, 06/28/01..........................................   20,000   19,940,750
                                                                    ------------
Petroleum -- 6.8%
British Petroleum
 4.18%, 06/01/01..........................................   25,000   25,000,000
Chevron Transport Corp.
 4.51%, 07/12/01..........................................    5,000    4,974,318
 3.87%, 08/24/01..........................................   15,000   14,864,550
                                                                    ------------
                                                                      44,838,868
                                                                    ------------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                            PRIME MONEY MARKET FUND
                      Statement of Net Assets -- Continued
                                  May 31, 2001

                                                           Par
                                                          (000)     Value
                                                          -----     -----

COMMERCIAL PAPER -- Continued
Utilities -- Electric -- 3.0%
General Electric Capital Corp.
 4.11%, 09/04/01.......................................  $10,000 $  9,891,542
Wisconsin Electric Power***
 4.35%, 06/07/01.......................................   10,000    9,992,750
                                                                 ------------
                                                                   19,884,292
                                                                 ------------
Utilities -- Telephone -- 2.3%
BellSouth Corp.***
 3.94%, 07/16/01.......................................   15,000   14,926,125
                                                                 ------------
 TOTAL COMMERCIAL PAPER
 (Cost $381,913,392)...................................           381,913,392
                                                                 ------------
ASSET-BACKED SECURITY -- 1.2%
Finance -- 1.2%
Centric Capital Corp.***
 4.08%, 06/28/01.......................................    7,620    7,596,682
                                                                 ------------
 TOTAL ASSET-BACKED SECURITY
 (Cost $7,596,682).....................................             7,596,682
                                                                 ------------
CORPORATE BONDS -- 2.1%
Banking -- 0.7%
Associates Corp.
 7.00%, 07/23/01.......................................    5,000    5,013,126
Bank of America
 9.875%, 06/01/01......................................       25       25,000
                                                                 ------------
                                                                    5,038,126
                                                                 ------------
Consumer Goods -- 0.6%
Unilever FRN**
 5.11%, 06/07/01.......................................    4,000    4,000,000
                                                                 ------------
Telecommunications -- 0.8%
SBC Communications FRN**
 5.03%, 06/14/01.......................................    5,000    5,000,000
                                                                 ------------
 TOTAL CORPORATE BONDS
 (Cost $14,038,126)....................................            14,038,126
                                                                 ------------

                                                       Par
                                                      (000)     Value
                                                      -----     -----

REPURCHASE AGREEMENTS -- 20.4%
Banc of America Securities, LLC
(Agreement dated 5/31/01 to be repurchased at
 $22,642,490 collateralized by $17,820,000
 (Value $23,133,556) U.S. Treasury Notes, 8.75%, due
 5/15/17) 3.96%, 06/01/01........................... $22,640 $ 22,640,000
Goldman Sachs Group, Inc.
(Agreement dated 5/31/01 to be repurchased at
 $24,002,667 collateralized by $19,505,000
 (Value $24,519,587) U.S. Treasury Notes, 12%, due
 5/15/05), 4.00%, 06/01/01 .........................  24,000   24,000,000
Merrill Lynch Government Securities, Inc.
(Agreement dated 5/31/01 to be repurchased at
 $25,002,743 collateralized by $25,310,000
 (Value $25,489,279) U.S. Treasury Notes, 4.25%, due
 3/31/03) 3.95%, 06/01/01...........................  25,000   25,000,000
Morgan Stanley Dean Witter
(Agreement dated 5/31/01 to be repurchased at
 $26,002,867 collateralized by $20,070,000
 (Value $26,537,394) U.S. Treasury Notes, 8.75%, due
 5/15/20) 3.97%, 06/01/01...........................  26,000   26,000,000
J.P. Morgan Securities, Inc.
(Agreement dated 5/31/01 to be repurchased at
 $20,002,211 collateralized by $19,155,000
 (Value $20,625,573) U.S. Treasury Notes, 6.38%, due
 8/15/27) 3.98%, 06/01/01...........................  20,000   20,000,000

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                            PRIME MONEY MARKET FUND
                     Statement of Net Assets -- Concluded
                                 May 31, 2001

                                                             Par
                                                            (000)       Value
                                                            -----       -----

REPURCHASE AGREEMENTS -- Continued
Wachovia Securities, Inc.
(Agreement dated 5/31/01 to be repurchased at
 $17,001,873 collateralized by $16,548,000
 (Value $17,338,030) U.S. Treasury Notes, 7.63%, due
 2/15/07) 3.97%, 06/01/01...............................     $17,000 $ 17,000,000
                                                                     ------------
 TOTAL REPURCHASE AGREEMENTS
 (Cost $134,640,000)....................................              134,640,000
                                                                     ------------

                                                          Number of
                                                            Shares
                                                          ---------
INVESTMENT COMPANY -- 4.5%
Goldman Sachs Financial Square
 Prime Obligations Fund.................................  30,000,000   30,000,000
                                                                     ------------
 TOTAL INVESTMENT COMPANY
 (Cost $30,000,000).....................................               30,000,000
                                                                     ------------

        Value
        -----

TOTAL INVESTMENTS IN SECURITIES --
  101.0%
 (Cost $668,188,338*)............... $668,188,338
LIABILITIES IN EXCESS OF OTHER
 ASSETS -- (1.0)%...................   (6,289,610)
                                     ------------
NET ASSETS -- 100.0%
 (equivalent to $1.00 per share
  based on 661,981,876 shares
  outstanding)...................... $661,898,728
                                     ============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE
 ($661,898,728 / 661,981,876).......        $1.00
                                            =====

--------
* Aggregate cost for Federal income tax purposes.
** The rate shown is as of May 31, 2001.
*** Security was purchased pursuant to Section 4(2) of the Securities Act of 1933 and may be resold only to qualified buyers.

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                          GOVERNMENT MONEY MARKET FUND
                            Statement of Net Assets
                                  May 31, 2001


                                                             Par
                                                            (000)      Value
                                                            -----      -----

AGENCY OBLIGATIONS -- 81.2%
Federal Farm Credit Bureau -- 19.7%
Discount Notes
 4.07%, 06/01/01.......................................... $15,000 $ 15,000,000
 4.53%, 11/13/01..........................................  10,000    9,792,375
Floating Rate Notes**
 4.27%, 06/01/01..........................................  10,000   10,000,000
Notes
 5.00%, 06/01/01..........................................  10,000   10,000,000
 4.60%, 07/02/01..........................................  10,000   10,000,000
 4.15%, 08/01/01..........................................  15,000   15,000,000
 3.85%, 09/04/01..........................................  10,000   10,000,000
 3.83%, 12/03/01..........................................   5,000    5,000,000
                                                                   ------------
                                                                     84,792,375
                                                                   ------------
Federal Home Loan Bank -- 16.2%
Discount Notes
 4.25%, 06/15/01..........................................  10,000    9,983,472
 3.85%, 07/13/01..........................................  10,000    9,955,083
 3.83%, 08/10/01..........................................  10,000    9,925,528
 3.79%, 08/29/01..........................................  15,000   14,859,454
 4.32%, 09/26/01..........................................  10,000    9,859,600
Notes
 5.88%, 08/15/01..........................................  15,000   15,025,714
                                                                   ------------
                                                                     69,608,851
                                                                   ------------
Federal Home Loan Mortgage Corp. -- 17.6%
Discount Notes
 5.85%, 06/21/01..........................................  15,000   14,951,250
 4.60%, 07/12/01..........................................  15,000   14,921,417
 4.14%, 07/19/01..........................................  11,129   11,067,568
 4.50%, 07/20/01..........................................  15,000   14,908,125
Notes
 5.75%, 06/15/01..........................................  10,000   10,002,338
 4.25%, 05/21/02..........................................  10,000   10,000,000
                                                                   ------------
                                                                     75,850,698
                                                                   ------------
Federal National Mortgage Association -- 16.1%
Discount Notes
 5.82%, 06/21/01..........................................  15,000   14,951,500
 5.63%, 07/05/01..........................................  15,000   14,920,242
 4.42%, 08/02/01..........................................  10,000    9,923,878
 3.88%, 08/09/01..........................................  10,000    9,925,633
 4.04%, 10/18/01..........................................  10,000    9,844,011
 3.98%, 11/01/01..........................................  10,000    9,830,850
                                                                   ------------
                                                                     69,396,114
                                                                   ------------

                                                               Par
                                                              (000)     Value
                                                              -----     -----
AGENCY OBLIGATIONS -- Continued
Student Loan Marketing Association -- 11.6%

Floating Rate Notes**
 4.14%, 06/05/01...........................................  $10,000 $10,000,000
 4.19%, 06/05/01...........................................   10,000  10,000,000
 4.07%, 06/05/01...........................................   10,000  10,000,000
 4.06%, 06/05/01...........................................   10,000  10,000,000
 5.04%, 06/07/01...........................................   10,000  10,000,000
                                                                     -----------
                                                                      50,000,000
                                                                     -----------
 TOTAL AGENCY OBLIGATIONS
 (Cost $349,648,038).......................................          349,648,038
                                                                     -----------
REPURCHASE AGREEMENTS -- 22.7%
Banc of America Securities, LLC
(Agreement dated 5/31/01 to be repurchased at $13,825,521
 collateralized by $10,900,000 (Value $14,150,155) U.S.
 Treasury Notes, 8.75%, due 5/15/17)
 3.96%, 06/01/01...........................................   13,824  13,824,000
Goldman Sachs Group, Inc.
(Agreement dated 5/31/01 to be repurchased at $17,001,889
 collateralized by $16,525,000 (Value $17,313,932) U.S.
 Treasury Notes, 7.63%, due 2/15/07)
 4.00%, 06/01/01...........................................   17,000  17,000,000
J.P. Morgan Securities, Inc.
(Agreement dated 5/31/01 to be repurchased at $17,001,879
 collateralized by $18,280,000 (Value $17,554,797) U.S.
 Treasury Notes, 5.5%, due 8/15/28)
 3.98%, 06/01/01...........................................   17,000  17,000,000
Merrill Lynch Government Securities, Inc.
(Agreement dated 5/31/01 to be repurchased at $17,001,865
 collateralized by $16,575,000 (Value $17,336,843) U.S.
 Treasury Notes, 5.63%, due 12/31/02) 3.95%, 06/01/01......   17,000  17,000,000

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                          GOVERNMENT MONEY MARKET FUND
                      Statement of Net Assets -- Concluded
                                  May 31, 2001

                                                             Par
                                                            (000)      Value
                                                            -----      -----

REPURCHASE AGREEMENTS -- Continued
Morgan Stanley Securities, Inc.
(Agreement dated 5/31/01 to be repurchased at $18,001,985
 collateralized by $14,075,000 (Value $18,364,023) U.S.
 Treasury Notes, 13.75%, due 8/15/04)
 3.97%, 06/01/01.........................................  $18,000 $ 18,000,000
Wachovia Securities, Inc.
(Agreement dated 5/31/01 to be repurchased at $15,001,654
 collateralized by $12,397,000 (Value $15,398,255) U.S.
 Treasury Notes, 7.63%, due 2/15/07)
 3.97%, 06/01/01.........................................   15,000   15,000,000
                                                                   ------------
 TOTAL REPURCHASE AGREEMENTS
 (Cost $97,824,000)......................................            97,824,000
                                                                   ------------

                                     Value
                                     -----

TOTAL INVESTMENTS IN SECURITIES -- 103.9%
 (Cost $447,472,038*)........... $447,472,038
LIABILITIES IN EXCESS OF OTHER
 ASSETS -- (3.9)%...............  (16,615,824)
                                 ------------
NET ASSETS -- 100.0%
 (equivalent to $1.00 per share
 based on 430,982,419 shares
 outstanding)................... $430,856,214
                                 ============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE
 ($430,856,214 / 430,982,419)...        $1.00
                                        =====

--------
* Aggregate cost for Federal income tax purposes.
** The rate shown is as of May 31, 2001.

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                          TAX-EXEMPT MONEY MARKET FUND
                            Statement of Net Assets
                                  May 31, 2001

                                                            Par
                                                           (000)     Value
                                                           -----     -----

ALASKA -- 3.6%
Alaska Marine, VRDN, Exxon Mobil Corp., Valdez Project**
 3.05%, 06/01/01.......................................... $5,100 $  5,100,000
Alaska State Housing Finance Corp., RB, Capital Project
 5.00%, 12/01/01..........................................  2,000    2,020,076
                                                                  ------------
                                                                     7,120,076
                                                                  ------------
ARIZONA -- 3.7%
Phoenix, GO, Refunding Bonds
 4.25%, 07/01/01..........................................  2,235    2,237,643
Salt River, Agriculture Improvement & Power District, GO,
 TECP
 3.25%, 06/07/01..........................................  4,000    4,000,000
 3.20%, 06/12/01..........................................  1,000    1,000,000
                                                                  ------------
                                                                     7,237,643
                                                                  ------------
COLORADO -- 0.7%
Denver City & County, GO, Variable Purpose
 4.75%, 08/01/01..........................................  1,400    1,404,503
                                                                  ------------
CONNECTICUT -- 2.1%
Connecticut State, GO, Cash Flow Management
 6.10%, 03/15/02..........................................  1,000    1,021,819
Connecticut State Health & Education, VRDN, RB, Yale
 University**
 2.45%, 06/07/01..........................................  3,000    3,000,000
                                                                  ------------
                                                                     4,021,819
                                                                  ------------
DELAWARE -- 1.3%
State of Delaware, GO
 5.10%, 07/01/01..........................................  2,500    2,501,687
                                                                  ------------
DISTRICT OF COLUMBIA -- 2.6%
George Washington University, VRDN, RB, INS: MBIA, SPA:
 Bank of America**
 2.90%, 06/07/01..........................................  5,000    5,000,000
                                                                  ------------

                                                            Par
                                                           (000)     Value
                                                           -----     -----

FLORIDA -- 5.6%
Florida State Board of Education, GO
 4.60%, 06/01/01.......................................... $1,000 $  1,000,000
Florida State Board of Education, GO, Capital Outlay,
 Prerefunded 06/01/02 @ 101
 6.50%, 06/01/02..........................................  1,250    1,306,033
Florida State Board of Education, INS: FGIC, GO, Capital
 Outlay
 5.00%, 06/01/01..........................................  1,120    1,120,000
University of Florida, VRDN, Athletic Association Inc.,
 Capital Improvements, LOC: SunTrust Bank**
 3.30%, 06/01/01..........................................  2,400    2,400,000
Volusia County Health Facilities, VRDN, FGIC, Aces-Pooled
 Hospital Loan Program, SPA: SunTrust Bank**
 3.00%, 06/07/01..........................................  5,200    5,200,000
                                                                  ------------
                                                                    11,026,033
                                                                  ------------
GEORGIA -- 2.1%
Cobb County School District, GO
 6.00%, 02/01/02..........................................  1,000    1,019,523
Georgia State Tollway Auth, RB, GTD: Georgia 400 Project,
 Prerefunded 07/01/01 @ 102
 6.375%, 07/01/01.........................................  1,000    1,022,573
State of Georgia, GO
 5.75%, 07/01/01..........................................  2,050    2,052,383
                                                                  ------------
                                                                     4,094,479
                                                                  ------------
ILLINOIS -- 4.4%
Bedford Park, VRDN, Environmental Revenue, GTD: Minnesota
 Mining & Manufacturing**
 3.25%, 06/07/01..........................................    500      500,000
Illinois Educational Facilities, VRDN, Northwestern
 University, LOC: First National Bank of Chicago/Bank
 One**
 3.05%, 06/07/01..........................................  4,000    4,000,000

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                          TAX-EXEMPT MONEY MARKET FUND
                      Statement of Net Assets -- Continued
                                  May 31, 2001

                                                         Par
                                                        (000)     Value
                                                        -----     -----

ILLINOIS -- Continued
Illinois Educational Facilities, VRDN, Northwestern
 University, SPA: Northern Trust Co.**
 3.05%, 06/07/01....................................... $1,700 $  1,700,000
Illinois Health Facility, TECP, VRDN, Rush Presby./St
 Luke's Medical Center, LOC: Northern Trust Co.**
 2.95%, 06/07/01.......................................  2,440    2,440,000
                                                               ------------
                                                                  8,640,000
                                                               ------------
INDIANA -- 5.5%
City of Mt. Vernon, TECP, PCRB, General Electric Co.
 Project
 3.25%, 06/05/01.......................................  4,500    4,500,000
City of Sullivan, TECP, RB, National Rural Utility Co-
 op
 3.25%, 06/06/01.......................................  1,000    1,000,000
Indianapolis Bond Bank, RB, Local Public Improvements,
 Prerefunded 01/01/02 @ 102
 6.70%, 01/01/02.......................................  5,000    5,199,194
                                                               ------------
                                                                 10,699,194
                                                               ------------
LOUISIANA -- 0.8%
St. Charles Parish, VRDN, PCRB, Shell Oil, Co.
 Project**
 3.00%, 06/01/01.......................................  1,550    1,550,000
                                                               ------------
MARYLAND -- 9.1%
City of Baltimore IDA, VRDN, RB, Capital Acquisition
 Revenue, LOC: Bayerische Landesbank**
 2.90%, 06/07/01.......................................  2,000    2,000,000
Howard County, GO, BAN
 4.00%, 04/15/02.......................................  1,000    1,008,090
Maryland State Community Development Administration,
 RB, Housing & Community Development
 3.20%, 03/28/02.......................................  1,000    1,000,000

                                                           Par
                                                          (000)     Value
                                                          -----     -----

MARYLAND -- Continued
Maryland State Health & Higher Educational Facilities
 Authority, RB, Johns Hopkins University
 5.50%, 07/01/01........................................  $2,000 $ 2,001,910
Maryland State Health & Higher Educational Facilities
 Authority, RB, TECP, Johns Hopkins University
 3.15%, 07/10/01........................................   3,000   3,000,000
Maryland State Health & Higher Educational Facilities
 Authority, RB, University of Maryland Medical System,
 INS: FGIC, Prerefunded 07/01/01 @ 100**
 6.50%, 07/01/01........................................   2,250   2,253,969
Montgomery County, GO, TECP
 2.80%, 08/01/01........................................   2,000   2,000,000
University of Maryland, VRDN, COP, College Park Business
 School, LOC: Bank of America**
 2.85%, 06/07/01........................................   2,000   2,000,000
Washington Suburban Sanitation District, GO, RB,
 Secondary Service
 8.00%, 01/01/02........................................   1,460   1,490,982
Washington Suburban Sanitation District, GO, RB, Water
 Supply, Prerefunded 11/01/01 @ 102
 6.50%, 11/01/13........................................   1,000   1,028,770
                                                                 -----------
                                                                  17,783,721
                                                                 -----------
MASSACHUSETTS -- 2.1%
Massachusetts State, GO, Public Improvements,
 4.125%, 02/01/02.......................................   1,000   1,006,322
Massachusetts St., GO, Public Improvements, Prerefunded
 7/1/01 @ 102
 6.875%, 07/01/01.......................................   1,080   1,104,850
Massachusetts State, VRDN, GO, SPA: State Street Bank &
 Trust Co., Refunding Bonds**
 2.80%, 06/07/01........................................   2,000   2,000,000
                                                                 -----------
                                                                   4,111,172
                                                                 -----------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                          TAX-EXEMPT MONEY MARKET FUND
                      Statement of Net Assets -- Continued
                                  May 31, 2001

                                                             Par
                                                            (000)     Value
                                                            -----     -----

MICHIGAN -- 1.5%
University of Michigan Hospital, VRDN, RB, Hospital
 Revenue**
 3.10%, 06/01/01..........................................  $2,000 $  2,000,000
University of Michigan Hospital, VRDN, RB, Medical
 Services**
 3.10%, 06/01/01..........................................   1,000    1,000,000
                                                                   ------------
                                                                      3,000,000
                                                                   ------------
MINNESOTA -- 5.8%
City of Rochester Health, RB, TECP, Health-Mayo Foundation
 3.50%, 06/06/01..........................................   5,400    5,400,000
Minneapolis, RB, VRDN, University of Minnesota Foundation,
 University Gateway Project, SPA: Norwest Bank/Wells
 Fargo**
 2.90%, 06/07/01..........................................   6,000    6,000,000
                                                                   ------------
                                                                     11,400,000
                                                                   ------------
MISSISSIPPI -- 0.6%
Harrison County, VRDN, PCRB, E.I. duPont deNemours & Co.**
 3.10%, 06/01/01..........................................   1,100    1,100,000
                                                                   ------------
MISSOURI -- 2.9%
Boone County, IDA, VRDN, PCR, GTD Minnesota Mining &
 Manufacturing Project**
 3.25%, 06/07/01..........................................     500      500,000
Missouri State Development Finance Board, VRDN, RB, Union
 Station, LOC: Canadian Imperial Bank of Commerce**
 3.25%, 06/01/01..........................................   2,400    2,400,000
Missouri State Health & Educational Facilities, VRDN, RB,
 SPA: Morgan Guaranty Trust, Washington Univ. Project**
 2.90%, 06/07/01..........................................   2,790    2,790,000
                                                                   ------------
                                                                      5,690,000
                                                                   ------------

                                                             Par
                                                            (000)     Value
                                                            -----     -----

NEW JERSEY -- 2.0%
New Jersey Economic Development Authority, PCRB, INS:
 MBIA, VRDN, Public Service Electric & Gas Co., SPA: UBS
 AG**
 2.50%, 06/07/01..........................................  $4,000 $  4,000,000
                                                                   ------------
NEW YORK -- 2.8%
City of New York, Water Financial Authority, VRDN, INS:
 FGIC**
 2.85%, 06/03/01..........................................   1,500    1,500,000
Long Island Power Authority, VRDN, RB, New York Electric
 Systems, INS: MBIA, SPA: Credit Suisse First Boston**
 2.60%, 06/07/01..........................................   4,000    4,000,000
                                                                   ------------
                                                                      5,500,000
                                                                   ------------
NORTH CAROLINA -- 5.8%
City of Durham, VRDN, COP, SPA: Wachovia Bank N.A.**
 3.10%, 06/07/01..........................................   5,000    5,000,000
City of Winston-Salem, VRDN, COP, CPI, SPA: Wachovia Bank
 N.A.**
 2.95%, 06/07/01..........................................   2,400    2,400,000
North Carolina Medical Care Commission, VRDN, RB, Duke
 University Hospital, SPA: Wachovia Bank N.A.**
 2.85%, 06/07/01..........................................   2,000    2,000,000
University of North Carolina, VRDN, RB, Housing Systems
 Revenue**
 2.95%, 06/07/01..........................................   2,000    2,000,000
                                                                   ------------
                                                                     11,400,000
                                                                   ------------
OHIO -- 4.9%
Cuyahoga County, VRDN, Hospital Revenue, Cleveland
 Clinic**
 2.95%, 06/07/01..........................................   2,900    2,900,000
Ohio State Air Quality Development Authority, VDRN, PCRB,
 Cincinnati Gas & Electric, LOC: Morgan Guaranty Trust Co.
 NY**
 3.10%, 06/01/01..........................................   1,200    1,200,000

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                          TAX-EXEMPT MONEY MARKET FUND
                      Statement of Net Assets -- Continued
                                  May 31, 2001

                                                             Par
                                                            (000)     Value
                                                            -----     -----

OHIO -- Continued
Warren County, Ohio Health Auth, VRDN, Otterbein Homes,
 LOC: Fifth Third Bank**
 3.05%, 06/07/01..........................................  $5,445 $  5,445,000
                                                                   ------------
                                                                      9,545,000
                                                                   ------------
OKLAHOMA -- 1.3%
Tulsa County, GO, School District #9 Improvements
 4.50%, 06/01/02..........................................   2,500    2,541,600
                                                                   ------------
OREGON -- 1.3%
State of Oregon, GO, VRDN, RB, Veterans Welfare Board,
 SPA: Morgan Guaranty Trust Co. NY**
 2.85%, 06/07/01..........................................   2,600    2,600,000
                                                                   ------------
PENNSYLVANIA -- 7.9%
Cumberland County Municipal Authority, VRDN, RB, Dickinson
 College, LOC: Mellon Bank NA**
 4.375%, 11/01/01.........................................   1,500    1,500,000
Delaware County IDA, VRDN, General Electric Capital
 Corp.**
 3.10%, 06/07/01..........................................   2,200    2,200,000
Delaware County IDA, VRDN, GTD: United Parcels Project**
 3.10%, 06/01/01..........................................   4,000    4,000,000
Pennsylvania State University, RB, VRDN, SPA: Chase
 Manhattan Bank**
 2.95%, 06/07/01..........................................   1,000    1,000,000
State of Pennsylvania, GO, CPI
 5.90%, 11/15/01..........................................   1,650    1,661,306
University of Pittsburgh, VRDN, RB, Capital Project**
 2.90%, 06/07/01..........................................   5,000    5,000,000
                                                                   ------------
                                                                     15,361,306
                                                                   ------------
SOUTH CAROLINA -- 2.7%
Beaufort County School District, GO
 3.50%, 02/01/02..........................................   1,000    1,003,241
Berkeley County, VRDN, PCRB, BP Amoco Chemical Co.
 Project**
 3.05%, 06/01/01..........................................   2,200    2,200,000

                                                             Par
                                                            (000)     Value
                                                            -----     -----

SOUTH CAROLINA -- Continued
Charleston County School District, GO
 4.00%, 02/01/02..........................................  $2,000 $  2,011,676
                                                                   ------------
                                                                      5,214,917
                                                                   ------------
TENNESSEE -- 1.8%
Memphis, GO, General Improvements
 5.00%, 10/01/01..........................................   1,000    1,006,057
Nashville and Davidson Counties, GO, Refunding Bonds
 6.25%, 12/01/01..........................................   1,000    1,015,202
Shelby County, GO
 4.75%, 06/01/02..........................................   1,400    1,425,246
                                                                   ------------
                                                                      3,446,505
                                                                   ------------
TEXAS -- 7.8%
Dallas Area Rapid Transit Authority, TECP, Public
 Transportation, LOC: Westdeutsche LandesBank & Bayerische
 LandesBank
 3.20%, 06/01/02..........................................   5,000    5,000,000
Harris County, Health Facilities Development Authority,
 VRDN, RB, Methodist Hospital, SPA: Morgan Guaranty Trust
 Co. NY**
 3.05%, 06/01/01..........................................   1,000    1,000,000
Harris County, Health Facilities Development Authority,
 VRDN, RB, St. Luke's Episcopal Hospital, SPA: Morgan
 Guaranty Trust Co. NY**
 3.15%, 06/01/01..........................................   1,500    1,500,000
North Central Texas Health Facilities Development, VRDN,
 RB, Presbyterian Medical Center, INS: MBIA, Bank of
 America**
 3.15%, 06/01/01..........................................   1,200    1,200,000
Red River Education Finance Corp., VRDN, RB, Texas
 Christian University Project**
 3.00%, 06/07/01..........................................   2,000    2,000,000

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                          TAX-EXEMPT MONEY MARKET FUND
                      Statement of Net Assets -- Concluded
                                  May 31, 2001

                                                               Par
                                                              (000)     Value
                                                              -----     -----

TEXAS -- Continued
Texas State Tax & Revenue Anticipation Note
 5.25%, 08/31/01............................................  $3,500 $ 3,508,033
University of Texas, RB, University Improvements,
 Constitutional Appropriation
 6.00%, 08/15/01............................................   1,000   1,005,328
                                                                     -----------
                                                                      15,213,361
                                                                     -----------
UTAH -- 1.0%
State of Utah, GO, GPI
 6.00%, 07/01/01............................................   1,870   1,872,535
                                                                     -----------
VIRGINIA -- 2.7%
Prince William County, RB, INS: FGIC, Water & Sewer Systems,
 Prerefunded 07/01/01 @ 102
 6.50%, 07/01/01............................................   1,200   1,227,052
State of Virginia, GO
 4.75%, 06/01/01............................................   4,000   4,000,000
                                                                     -----------
                                                                       5,227,052
                                                                     -----------
WISCONSIN -- 1.1%
State of Wisconsin, TECP
 3.25%, 06/07/01............................................   2,213   2,213,000
                                                                     -----------
WYOMING -- 1.7%
Lincoln County, VRDN, PCRB, Exxon Project**
 3.05%, 06/01/01............................................   2,000   2,000,000
Sublette County, VRDN, PCRB, Exxon Mobil Corp. Project**
 3.05%, 06/01/01............................................   1,300   1,300,000
                                                                     -----------
                                                                       3,300,000
                                                                     -----------
 TOTAL MUNICIPAL BONDS
 (Cost $193,815,603)........................................         193,815,603
                                                                     -----------

                                                         Number of
                                                          Shares      Value
                                                         ---------    -----
INVESTMENT COMPANIES -- 1.5%
Goldman Sachs Financial Square Tax-Free Money Market
 Fund..................................................  1,670,654 $  1,670,654
Provident Institutional Funds -- MuniFund..............  1,182,386    1,182,386
                                                                   ------------
 TOTAL INVESTMENT COMPANIES
 (Cost $2,853,040).....................................               2,853,040
                                                                   ------------
TOTAL INVESTMENTS IN SECURITIES -- 100.7%
 (Cost $196,668,643*).............................................  196,668,643
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.7)%...................   (1,393,992)
                                                                   ------------
NET ASSETS -- 100.0%
 (equivalent to $1.00 per share based on 195,290,599 shares
 outstanding)..................................................... $195,274,651
                                                                   ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 ($195,274,651 / 195,290,599).....................................        $1.00
                                                                          =====

--------
* Aggregate cost for Federal income tax purposes.
** The rate shown is as of May 31, 2001 and the maturity date shown is the shorter of (i) the next interest readjustment date or (ii) the date on which the principal amount can be recovered through demand.

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                              GROWTH & INCOME FUND
                            Statement of Net Assets
                                  May 31, 2001

                                                         Number of
                                                          Shares      Value
                                                         --------- ------------

COMMON STOCK -- 95.4%
Capital Goods -- 12.1%
ABB Ltd.*...............................................  230,400  $  4,141,737
American Power Conversion*..............................  241,000     3,913,840
Emerson Electric Co.....................................  187,000    12,661,770
Ingersoll-Rand Co.......................................  222,900    11,000,115
Kyocera ADR.............................................   62,900     5,913,229
Siemens ADR*............................................  103,650     7,452,435
Sony Corp...............................................   97,100     7,583,510
United Technologies.....................................   51,400     4,282,134
                                                                   ------------
                                                                     56,948,770
                                                                   ------------
Communication Services & Utilities -- 3.2%
AT&T Corp...............................................  102,340     2,166,538
Verizon Communications..................................  175,200     9,609,720
Vodafone ADR............................................  125,360     3,245,570
                                                                   ------------
                                                                     15,021,828
                                                                   ------------
Consumer Cyclical -- 3.8%
Costco Wholesale Corp.*.................................   52,700     2,050,557
Home Depot, Inc.........................................   94,750     4,670,228
Wal-Mart Stores, Inc....................................  217,200    11,240,100
                                                                   ------------
                                                                     17,960,885
                                                                   ------------
Consumer Staples -- 13.6%
Clorox Company..........................................  353,520    12,245,933
Colgate-Palmolive Co. ..................................  161,800     9,164,352
Kimberly-Clark Corp.....................................  171,400    10,361,130
Nestle ADR..............................................   86,900     8,995,019
Pepsico, Inc............................................  299,680    13,413,677
Philip Morris, Inc. ....................................  109,820     5,645,846
Procter & Gamble Co. ...................................   30,600     1,965,744
Quaker Oats Co. ........................................   23,200     2,223,952
                                                                   ------------
                                                                     64,015,653
                                                                   ------------
Energy -- 7.3%
BP Amoco ADR............................................  275,700    14,719,623
Exxon Mobil Corp. ......................................   80,806     7,171,533
Schlumberger Ltd. ADR...................................   75,800     4,777,674
Texaco, Inc. ...........................................  104,300     7,447,020
                                                                   ------------
                                                                     34,115,850
                                                                   ------------

                                                         Number of
                                                          Shares      Value
                                                         --------- ------------

COMMON STOCK -- Continued
Financial -- 20.7%
American International Group, Inc.......................   69,450  $  5,625,450
Archstone Communities...................................  105,700     2,646,728
Berkshire Hathaway, Inc.*...............................    3,896     8,851,712
Chubb Corp..............................................  114,300     8,612,505
Citigroup, Inc..........................................  297,500    15,246,875
Freddie Mac.............................................  150,800     9,982,960
Goldman Sachs Group, Inc. ..............................   43,400     4,127,340
Jefferson Pilot Corp. ..................................  263,475    12,486,080
SunTrust Banks, Inc. ...................................  108,860     6,686,181
T. Rowe Price Group, Inc. ..............................  140,800     5,165,952
UNUMProvident Corp. ....................................  397,600    12,886,216
Wells Fargo Company.....................................   99,070     4,664,216
                                                                   ------------
                                                                     96,982,215
                                                                   ------------
Health Care -- 10.6%
Amgen, Inc.*............................................  109,000     7,235,420
Bristol Myers Squibb Co.................................  263,360    14,284,646
Johnson & Johnson.......................................   94,900     9,200,555
Lilly (Eli), and Co.....................................   25,000     2,117,500
Medimmune*..............................................   32,600     1,299,762
Merck & Co., Inc........................................  214,200    15,634,458
                                                                   ------------
                                                                     49,772,341
                                                                   ------------
Technology -- Communications -- 3.3%
Alcatel.................................................  163,100     4,121,537
Corning, Inc............................................   75,900     1,436,028
Lucent Technologies.....................................  325,472     2,564,719
Nokia Corp. ADR.........................................  163,800     4,789,512
Qualcomm, Inc.*.........................................   40,200     2,441,748
                                                                   ------------
                                                                     15,353,544
                                                                   ------------
Technology -- Hardware -- 9.6%
Cisco Systems, Inc.*....................................  202,290     3,896,105
Dell Computer Corp.*....................................  298,580     7,273,409
EMC Corp.*..............................................  118,100     3,731,960
Hewlett-Packard Co......................................  116,480     3,415,193
IBM.....................................................   96,600    10,799,880
Intel Corp..............................................  157,300     4,248,673
Sun Microsystems*.......................................  272,300     4,484,781
Texas Instruments, Inc..................................  214,770     7,327,952
                                                                   ------------
                                                                     45,177,953
                                                                   ------------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                             GROWTH & INCOME FUND
                     Statement of Net Assets -- Concluded
                                 May 31, 2001

                                                          Number of
                                                           Shares      Value
                                                          ---------    -----

COMMON STOCK -- Continued
Technology -- Other -- 0.6%
Agilent Technologies, Inc.*.............................    81,331  $  2,727,842
                                                                    ------------
Technology -- Software -- 0.7%
Microsoft*..............................................    46,200     3,196,116
                                                                    ------------
Transportation -- 5.4%
Norfolk Southern Corp. .................................   350,400     7,768,368
Southwest Airlines Co. .................................   745,235    14,904,700
United Parcel Service...................................    45,800     2,722,810
                                                                    ------------
                                                                      25,395,878
                                                                    ------------
Utilities -- 4.5%
Calpine Corp.*..........................................    96,900     4,777,170
Constellation Energy Group..............................    55,700     2,634,610
Exelon Corp. ...........................................    59,110     4,008,840
Mirant Corp.*...........................................    66,534     2,614,787
TXU Corp. ..............................................   147,990     7,301,827
                                                                    ------------
                                                                      21,337,234
                                                                    ------------
 TOTAL COMMON STOCK
 (Cost $365,260,892)....................................             448,006,109
                                                                    ------------
                                                             Par
                                                            (000)
                                                            -----
REPURCHASE AGREEMENTS -- 4.4%
Banc of America Securities, LLC
(Agreement dated 5/31/01 to be repurchased at $6,593,725
 collateralized by $5,210,000 (Value $6,763,514) U.S.
 Treasury Notes, 8.75%, due 5/15/17)
 3.96%, 06/01/01........................................    $6,593     6,593,000
Goldman Sachs Group, Inc.
(Agreement dated 5/31/01 to be repurchased at $7,000,778
 collateralized by $6,805,000 (Value $7,129,882) U.S.
 Treasury Notes, 7.625%, due 2/15/07)
 4.00%, 06/01/01........................................     7,000     7,000,000

                                                        Par
                                                       (000)     Value
                                                       -----     -----

COMMON STOCK -- Continued
Morgan Stanley Securities, Inc.
(Agreement dated 5/31/01 to be repurchased at
 $7,000,772 collateralized by $5,115,000 (Value
 $7,150,992) U.S. Treasury
 Notes, 9.875%, due 11/15/15)
 3.97%, 06/01/01.....................................  $7,000 $  7,000,000
                                                              ------------
 TOTAL REPURCHASE AGREEMENTS
 (Cost $20,593,000)..................................           20,593,000
                                                              ------------
TOTAL INVESTMENTS IN SECURITIES -- 99.8%
 (Cost $385,853,892**).......................................  468,599,109
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.2%................      981,081
                                                              ------------
NET ASSETS -- 100.0%
 (equivalent to $20.96 per share based on 22,405,548 shares
 outstanding)................................................ $469,580,190
                                                              ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 ($469,580,190 / 22,405,548).................................       $20.96
                                                                    ======

--------
*  Non-income producing securities.
** Cost for Federal income tax purposes is $385,925,051. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

   Excess of value over tax cost................................. $114,674,397
   Excess of tax cost over value................................. $(32,000,339)

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                               EQUITY INCOME FUND
                            Statement of Net Assets
                                  May 31, 2001

                                                         Number of
                                                          Shares      Value
                                                         ---------    -----

COMMON STOCK -- 96.7%
Basic Materials -- 4.7%
Air Products & Chemicals................................  41,900   $  1,959,663
E.I. duPont deNemours & Co..............................  31,900      1,480,160
International Paper Co..................................  43,475      1,662,918
                                                                   ------------
                                                                      5,102,741
                                                                   ------------
Capital Goods -- 13.1%
American Power Conversion*..............................  72,600      1,179,024
Boeing Corp.............................................  32,450      2,040,780
Caterpillar, Inc........................................  40,250      2,179,940
Emerson Electric Co.....................................  15,600      1,056,276
General Electric Co. ...................................  59,150      2,898,350
Ingersoll--Rand Co......................................  44,750      2,208,413
Minnesota Mining & Manufacturing........................   8,725      1,034,610
Timken Co...............................................  89,000      1,575,300
                                                                   ------------
                                                                     14,172,693
                                                                   ------------
Communication Services -- 6.0%
AT&T Corp. .............................................  23,050        487,968
Qwest Communications International......................  29,725      1,092,096
Verizon Communications..................................  67,550      3,705,118
WorldCom, Inc.*.........................................  65,900      1,175,656
                                                                   ------------
                                                                      6,460,838
                                                                   ------------
Consumer Cyclicals -- 8.4%
Carnival Cruise.........................................  66,150      1,867,415
Gannett Co., Inc. ......................................  28,425      1,884,009
General Motors Corp. ...................................  22,575      1,284,518
Wal-Mart Stores, Inc. ..................................  48,750      2,522,812
Whirlpool Corp. ........................................  24,300      1,528,227
                                                                   ------------
                                                                      9,086,981
                                                                   ------------
Consumer Staples -- 5.3%
Albertson's, Inc........................................  33,150        951,405
Conagra.................................................  49,900      1,040,415
Pepsico, Inc. ..........................................  36,700      1,642,692
Proctor & Gamble Co. ...................................  31,650      2,033,196
                                                                   ------------
                                                                      5,667,708
                                                                   ------------

                                                         Number of
                                                          Shares      Value
                                                         ---------    -----

COMMON STOCK -- Continued
Energy -- 8.1%
BP Amoco ADR............................................  63,450   $  3,387,595
Exxon Mobil Corp........................................  22,250      1,974,687
Schulmberger Ltd. ......................................  27,000      1,701,810
Texaco, Inc.............................................  23,650      1,688,610
                                                                   ------------
                                                                      8,752,702
                                                                   ------------
Financials -- 21.3%
Archstone Communities...................................  38,965        975,684
Chubb Corp..............................................  17,000      1,280,950
CIT Group, Inc. ........................................  49,925      1,982,023
Citigroup, Inc. ........................................  19,900      1,019,875
Freddie Mac.............................................  27,600      1,827,120
J.P. Morgan Chase & Co..................................  57,400      2,821,210
Jefferson Pilot Corp....................................  23,425      1,110,111
Lincoln National Corp. .................................  22,875      1,126,365
Regions Financial Corp. ................................  41,725      1,294,727
Sun Trust Banks Inc.....................................  36,850      2,263,327
T. Rowe Price Group Inc. ...............................  22,350        820,022
Union Planters Corp.....................................  35,050      1,437,050
UNUMProvident Corp......................................  37,450      1,213,755
Wachovia Corp...........................................  28,250      1,902,637
Wells Fargo Company.....................................  39,975      1,882,023
                                                                   ------------
                                                                     22,956,879
                                                                   ------------
Health Care -- 9.9%
American Home Products..................................  56,250      3,560,625
Bristol Myers Squibb Co. ...............................  51,950      2,817,768
Johnson & Johnson.......................................  28,700      2,782,465
Schering--Plough Corp. .................................  37,275      1,563,687
                                                                   ------------
                                                                     10,724,545
                                                                   ------------
Technology -- Communications -- 0.3%
Lucent Technologies.....................................  39,125        308,305
                                                                   ------------
Technology -- Hardware -- 7.1%
Gateway, Inc.*..........................................  51,675        862,972
IBM.....................................................  23,100      2,582,580
Intel Corp..............................................  91,050      2,459,261
Motorola, Inc...........................................  47,000        690,900
Teradyne, Inc.*.........................................  27,200      1,083,920
                                                                   ------------
                                                                      7,679,633
                                                                   ------------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                               EQUITY INCOME FUND
                      Statement of Net Assets -- Concluded
                                  May 31, 2001

                                                          Number of
                                                           Shares      Value
                                                          ---------    -----

COMMON STOCK -- Continued
Technology -- Other -- 2.8%
Electronic Data Services................................    40,550  $ 2,483,688
General Motors--Class H*................................    23,800      568,820
                                                                    -----------
                                                                      3,052,508
                                                                    -----------
Technology -- Software -- 1.7%
Auto Desk...............................................    21,500      656,395
Microsoft*..............................................    17,300    1,196,814
                                                                    -----------
                                                                      1,853,209
                                                                    -----------
Transportation -- 3.3%
Norfolk Southern Corp...................................    72,950    1,617,301
Southwest Airlines Co...................................   100,225    2,004,500
                                                                    -----------
                                                                      3,621,801
                                                                    -----------
Utilities -- 4.7%
Enron Corp..............................................    37,600    1,989,416
Williams Cos............................................    40,075    1,578,955
Xcel Energy.............................................    51,325    1,555,147
                                                                    -----------
                                                                      5,123,518
                                                                    -----------
 TOTAL COMMON STOCK
 (Cost $83,079,333).....................................            104,564,061
                                                                    -----------
                                                             Par
                                                            (000)
                                                            -----
REPURCHASE AGREEMENTS -- 3.2%
Banc of America Securities, LLC
(Agreement dated 5/31/01 to be repurchased at $1,431,157
 collateralized by $1,150,000 (Value $1,492,906) U.S.
 Treasury Notes, 8.75%, due 5/15/17)
 3.96%, 6/01/01.........................................    $1,431    1,431,000
Merrill Lynch Government Securities, Inc.
(Agreement dated 5/31/01 to be repurchased at $2,000,219
 collateralized by $2,000,000 (Value $2,040,272) U.S.
 Treasury Notes, 7.5%, due 11/15/01)
 3.95%, 6/01/01.........................................     2,000    2,000,000
                                                                    -----------
 TOTAL REPURCHASE AGREEMENTS
 (Cost $3,431,000).................................................   3,431,000
                                                                    -----------

                                              Value
                                              -----

TOTAL INVESTMENTS IN SECURITIES -- 99.9%
 (Cost $86,510,333**).................... $ 107,995,061
OTHER ASSETS IN EXCESS OF LIABILITIES --
  0.1%...................................       128,866
                                          -------------
NET ASSETS -- 100.0%
 (equivalent to $5.09 per share based on
 21,245,028 shares outstanding).......... $ 108,123,927
                                          =============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE
 ($108,123,927 / 21,245,028).............         $5.09
                                                  =====

--------
* Non-income producing securities.
** Cost for Federal income tax purposes is $87,033,884. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

   Excess of value over tax cost................................. $ 31,097,453
   Excess of tax cost over value................................. $(10,136,276)

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                               EQUITY GROWTH FUND
                            Statement of Net Assets
                                  May 31, 2001

                                                          Number of
                                                           Shares      Value
                                                          ---------    -----

COMMON STOCK -- 92.2%
Capital Goods -- 6.6%
American Power Conversion*...............................   80,000  $ 1,299,200
Celestica Inc.*..........................................   17,700      885,000
General Electric Co. ....................................   31,200    1,528,800
Tyco International.......................................   20,000    1,149,000
                                                                    -----------
                                                                      4,862,000
                                                                    -----------
Communication Services -- 11.6%
AT&T Corp. ..............................................   24,000      508,080
Global Crossing Ltd. ....................................  106,600    1,353,820
Qwest Communications International.......................   33,000    1,212,420
SBC Communications, Inc..................................   27,000    1,162,350
Sprint...................................................   24,000      487,440
Verizon Communications...................................   30,500    1,672,925
Vodafone ADR.............................................   35,000      906,150
Williams Communications*.................................   29,606      124,345
WorldCom, Inc.*..........................................   63,000    1,123,920
                                                                    -----------
                                                                      8,551,450
                                                                    -----------
Consumer Cyclicals -- 7.3%
Carnival Cruise..........................................   64,200    1,812,366
Gap, Inc. ...............................................   30,000      930,000
Home Depot, Inc. ........................................   21,000    1,035,090
Target Corp..............................................   20,000      756,000
Wal-Mart Stores, Inc. ...................................   16,000      828,000
                                                                    -----------
                                                                      5,361,456
                                                                    -----------
Consumer Staples -- 6.7%
AOL Time Warner..........................................   45,000    2,350,350
Colgate-Palmolive Co.....................................   11,000      623,040
McDonald's Corp. ........................................   24,000      726,720
Nestle ADR*..............................................    5,000      517,550
Pepsico, Inc. ...........................................   15,600      698,256
                                                                    -----------
                                                                      4,915,916
                                                                    -----------
Energy -- 2.5%
Schlumberger Ltd. .......................................   13,800      869,814
Transocean Sedco Forex...................................   17,500      935,375
                                                                    -----------
                                                                      1,805,189
                                                                    -----------

                                                       Number of
                                                        Shares      Value
                                                       ---------    -----

COMMON STOCK -- Continued
Financial Services -- 4.1%
American Express Co...................................   20,400  $   859,248
Freddie Mac...........................................   24,000    1,588,800
T. Rowe Price Assoc...................................   14,300      524,667
                                                                 -----------
                                                                   2,972,715
                                                                 -----------
Health Care -- 14.8%
American Home Products................................   20,000    1,266,000
Amgen, Inc.*..........................................   19,000    1,261,220
Baxter International..................................   22,000    1,086,360
Bristol Myers Squibb Co...............................   16,000      867,840
Chiron Corp.*.........................................   13,200      680,724
Guidant Corp.*........................................   20,000      751,000
Medimmune*............................................   18,900      753,543
Pfizer, Inc. .........................................   59,300    2,543,377
Schering-Plough Corp. ................................   40,000    1,678,000
                                                                 -----------
                                                                  10,888,064
                                                                 -----------
Technology -- Communications -- 4.2%
Lucent Technologies...................................   70,000      551,600
Nokia Corp. ADR.......................................   49,500    1,447,380
Qualcomm, Inc.*.......................................   18,000    1,093,320
                                                                 -----------
                                                                   3,092,300
                                                                 -----------
Technology -- Hardware -- 20.3%
3Com Corp.*...........................................   29,500      164,020
Cisco Systems*........................................   90,000    1,733,400
EMC Corp*.............................................   52,500    1,659,000
Gateway, Inc.*........................................   22,000      367,400
Hewlett-Packard Co. ..................................   20,600      603,992
IBM...................................................    8,300      927,940
Intel Corp. ..........................................   60,000    1,620,600
McData*...............................................   17,812      548,610
Motorola, Inc. .......................................   50,000      735,000
Palm, Inc.*...........................................  108,000      608,040
RF Micro Devices, Inc.*...............................   60,000    1,564,800
Sun Microsystems*.....................................   56,000      922,320
Teradyne, Inc.*.......................................   21,000      836,850
Texas Instruments, Inc. ..............................   30,000    1,023,600
Xilinx, Inc.*.........................................   40,000    1,650,000
                                                                 -----------
                                                                  14,965,572
                                                                 -----------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                               EQUITY GROWTH FUND
                      Statement of Net Assets -- Concluded
                                  May 31, 2001

                                               Number of
                                                Shares      Value
                                               ---------    -----

COMMON STOCK -- Continued
Technology -- Other -- 4.7%
Agilent Technologies, Inc.*..................   18,000   $   603,720
Avnet, Inc. .................................   50,000     1,232,000
Electronic Data Services.....................   11,800       722,750
General Motors--Class H*.....................   39,000       932,100
                                                         -----------
                                                           3,490,570
                                                         -----------
Technology -- Software -- 6.5%
Auto Desk....................................   29,000       885,370
Check Point Software*........................   11,500       619,390
Microsoft*...................................   28,000     1,937,040
Oracle Corp.*................................   20,000       306,000
Veritas Software*............................   16,000     1,060,000
                                                         -----------
                                                           4,807,800
                                                         -----------
Utilities -- 2.9%
Calpine Corp. ...............................   14,500       714,850
Williams Cos. ...............................   36,000     1,418,400
                                                         -----------
                                                           2,133,250
                                                         -----------
 TOTAL COMMON STOCK
 (Cost $71,322,929)..........................             67,846,282
                                                         -----------
                                                  Par
                                                 (000)
                                                 -----

REPURCHASE AGREEMENTS -- 6.9%
Banc of America Securities, LLC
 (Agreement dated 5/31/01 to be repurchased
 at $2,079,229 collateralized by $1,660,000
 (Value $2,154,978) U.S. Treasury Notes,
 8.75%, due 5/15/17) 3.96%, 06/01/01.........   $2,079     2,079,000
Merrill Lynch Government Securities, Inc.
 (Agreement dated 5/31/01 to be repurchased
 at $3,000,329 collateralized by $2,925,000
 (Value $3,059,443) U.S. Treasury Notes,
 5.625%, due 12/31/02) 3.95%, 06/01/01.......    3,000     3,000,000
                                                         -----------
 TOTAL REPURCHASE AGREEMENTS
 (Cost $5,079,000)...........................              5,079,000
                                                         -----------
TOTAL INVESTMENTS IN SECURITIES -- 99.1%
 (Cost $76,401,929**)................................... $72,925,282
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.9%...........     657,167
                                                         -----------
NET ASSETS -- 100%
 (equivalent to $9.32 per share based on 7,897,145
 shares outstanding).................................... $73,582,449
                                                         ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 ($73,582,449 / 7,897,145)..............................       $9.32
                                                               =====

--------
*  Non-income producing securities.
** Cost for Federal income tax purposes is $76,567,430. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

   Excess of value over tax cost................................. $ 10,684,001
   Excess of tax cost over value................................. $(14,326,149)

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                           CAPITAL OPPORTUNITIES FUND
                            Statement of Net Assets
                                  May 31, 2001

                                                          Number of
                                                           Shares      Value
                                                          ---------    -----

COMMON STOCK -- 95.8%
Business Services -- 3.2%
Corporate Executive Board................................  18,100   $   611,056
Espeed, Inc..............................................  13,500       261,900
                                                                    -----------
                                                                        872,956
                                                                    -----------
Consumer Non-Durables -- 11.2%
American Eagle Outfitters................................  14,700       540,225
Coach, Inc...............................................  12,700       445,135
Constellation Brands, Inc................................  11,000       425,150
Cost Plus, Inc...........................................   9,100       255,710
Duane Reade..............................................  11,100       414,030
Goody's Family Clothing..................................  39,600       161,172
Hibbett Sporting Goods...................................   7,500       298,575
Linens 'n Things, Inc....................................   7,200       208,152
Tweeter Home Entertainment...............................  11,000       297,000
                                                                    -----------
                                                                      3,045,149
                                                                    -----------
Consumer Services -- 13.0%
California Pizza Kitchen.................................   5,300       120,045
CEC Entertainment, Inc. .................................  19,500       844,350
Extended Stay America....................................  34,100       530,255
F.Y.I., Inc..............................................   9,700       415,645
Krispy Kreme Doughnuts...................................   8,000       584,880
Ruby Tuesday, Inc. ......................................  16,600       282,200
Sonic Corp...............................................  13,850       344,865
West Corp................................................  15,000       421,200
                                                                    -----------
                                                                      3,543,440
                                                                    -----------
Financial -- 21.8%
American Capital Strategies..............................  21,300       578,082
Annuity & Life Holdings..................................  13,800       472,650
Berkshire Hill Bankcorp..................................  15,300       277,695
CFS Bancorp, Inc. .......................................  12,400       166,284
Delphi Financial Group...................................   6,300       224,280
Doral Financial Corp.....................................  26,400       725,472
East West Bancorp, Inc. .................................  32,900       778,085
Financial Federal Corp...................................  22,000       564,300
Radian Group, Inc. ......................................   9,500       806,550
Scottish Annuity & Life..................................  16,100       240,534
Stancorp Financial Group.................................   6,600       303,864
Trenwick Group Ltd. .....................................  34,700       788,731
                                                                    -----------
                                                                      5,926,527
                                                                    -----------

                                                          Number of
                                                           Shares      Value
                                                          ---------    -----

COMMON STOCK -- Continued
Health Care -- 16.8%
Cima Labs................................................  12,800   $   940,800
Harvard Bioscience.......................................  44,700       404,088
Neurocrine Biosciences...................................  19,300       702,520
Pain Therapeutics........................................  52,000       463,840
Tanox, Inc...............................................  31,500       988,470
Trimeris, Inc............................................   7,500       352,950
Xoma.....................................................  55,000       699,600
                                                                    -----------
                                                                      4,552,268
                                                                    -----------
Real Estate Investment Trust -- 2.1%
Annaly Mortgage..........................................  21,900       283,605
Anthracite Capital, Inc. ................................  26,600       292,600
                                                                    -----------
                                                                        576,205
                                                                    -----------
Technology -- Communications -- 4.0%
Finisar..................................................  20,400       307,020
Tellium..................................................   9,900       262,152
Western Multiplex Corp...................................  85,000       510,000
                                                                    -----------
                                                                      1,079,172
                                                                    -----------
Technology -- Hardware -- 6.2%
Advanced Energy Industries...............................   3,700       120,990
Global Power Equipment...................................   4,000       138,000
Intercept Group, Inc.....................................   7,700       229,768
Transmeta Corp...........................................  23,600       286,976
Transwitch Corp..........................................  31,000       390,600
Varian, Inc. ............................................  15,100       512,645
                                                                    -----------
                                                                      1,678,979
                                                                    -----------
Technology -- Software -- 14.6%
Commerce One.............................................  25,600       171,008
Docent...................................................  51,000       397,800
Extensity, Inc...........................................  40,000       362,400
Jack Henry & Associates..................................  26,300       766,645
Loudcloud................................................  97,400       400,314
Manugistics Group........................................   8,900       319,599
Netiq Corp...............................................  11,400       277,020
Onyx Software Corp. .....................................  51,700       305,547
Vastera..................................................  46,400       556,800
Webex Communications, Inc................................  25,100       397,584
                                                                    -----------
                                                                      3,954,717
                                                                    -----------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                           CAPITAL OPPORTUNITIES FUND
                      Statement of Net Assets -- Concluded
                                  May 31, 2001

                                                           Number of
                                                            Shares      Value
                                                           ---------    -----

COMMON STOCK -- Continued
Transportation -- 2.9%
Knight Transportation....................................   18,400   $   515,936
Midwest Express..........................................   16,300       278,567
                                                                     -----------
                                                                         794,503
                                                                     -----------
 TOTAL COMMON STOCK
 (Cost $23,188,655)......................................             26,023,916
                                                                     -----------
                                                              Par
                                                             (000)
                                                             -----

AGENCY OBLIGATIONS -- 3.9%
Federal Home Loan Mortgage Corp. -- 3.9%
Notes
 3.84%, 06/01/01.........................................     $190       189,978
 3.88%, 06/19/01.........................................      210       209,502
 3.92%, 06/22/01.........................................      525       523,906
Discount Note
 3.95%, 06/12/01.........................................      130       129,829
                                                                     -----------
 TOTAL AGENCY OBLIGATIONS
 (Cost $1,053,331).......................................              1,053,215
                                                                     -----------

                                                                        Value
                                                                        -----

TOTAL INVESTMENTS IN SECURITIES -- 99.7%
 (Cost $24,241,986**)............................................... $27,077,131
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.3%.......................      77,372
                                                                     -----------
NET ASSETS -- 100.0%
 (equivalent to $8.39 per share based on 3,236,890 shares
 outstanding)....................................................... $27,154,503
                                                                     ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 ($27,154,503 / 3,236,890)..........................................       $8.39
                                                                           =====

--------
*  Non-income producing securities.
** Aggregate cost for Federal income tax purposes is $24,288,555. The aggre-gate gross unrealized appreciation (depreciation) for all securities is as follows:

   Excess of value over tax cost.................................. $ 4,755,222
   Excess of tax cost over value.................................. $(1,966,646)

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                           INTERNATIONAL EQUITY FUND
                            Portfolio of Investments
                                  May 31, 2001

                                                          Number of
                                                           Shares      Value
                                                          ---------    -----

COMMON & PREFERRED STOCK -- 93.0%
Australia -- 1.4%
Brambles Industries......................................   13,500  $   350,361
Telstra Corp.............................................   88,400      288,122
Westpac Banking..........................................  104,100      733,463
                                                                    -----------
                                                                      1,371,946
                                                                    -----------
Austria -- 0.3%
Erste Bank Der Oester....................................    1,544       74,230
OMV AG...................................................    2,349      232,953
                                                                    -----------
                                                                        307,183
                                                                    -----------
Canada -- 2.0%
Anderson Exploration*....................................    7,858      178,657
Canadian Hunt............................................    7,963      214,574
Certicom Corp.*..........................................    2,785       27,057
Husky Energy.............................................    9,360       99,229
Petro Canada.............................................    8,461      226,845
Research in Motion*......................................    1,528       49,516
Rio Alto Exploration*....................................   10,146      207,707
Royal Bank of Canada.....................................    4,415      139,758
Telus Corp...............................................   36,100      763,548
                                                                    -----------
                                                                      1,906,891
                                                                    -----------
Denmark -- 0.4%
Danisco..................................................   11,400      396,558
                                                                    -----------
Finland -- 2.0%
Nokia 'A Shares'.........................................   15,920      461,226
Nokia Corp ADR...........................................    3,573      104,475
Pohjola..................................................    7,473      161,206
Stora Enso...............................................   99,595    1,152,310
UPM-Kymmene..............................................    3,227      102,435
                                                                    -----------
                                                                      1,981,652
                                                                    -----------
France -- 9.0%
Accor SA.................................................    3,312      135,116
Air Liquide..............................................    1,306      181,989
Alcatel..................................................    3,100       78,697
Aventis..................................................   27,134    2,014,730
AXA......................................................   13,192      374,588
Banque Nationale de Paris................................    2,065      179,408
Danone...................................................    7,900    1,031,209
Dassaut Systemes.........................................    2,959      132,553
Essilor International....................................      264       71,383
Euro Aero Defence........................................    7,840      154,304

                                                          Number of
                                                           Shares      Value
                                                          ---------    -----

COMMON & PREFERRED STOCK -- Continued
France -- Continued
France Telecom...........................................    4,769  $   262,748
Lyonnaise des Eaux.......................................   12,790      390,276
Orange*..................................................   22,809      196,233
Scor.....................................................    5,097      224,655
St. Gobain...............................................    6,809    1,015,192
Total Fina Elf...........................................    8,769    1,277,688
Usinor...................................................   11,476      146,784
Vinci....................................................    4,669      271,683
Vivendi Environnement....................................    4,051      172,715
Vivendi Universal........................................    7,514      479,585
                                                                    -----------
                                                                      8,791,536
                                                                    -----------
Germany -- 5.8%
Allianze AG..............................................    2,120      596,586
AMB Aachener & Muchen....................................      715       73,331
BASF AG..................................................    7,278      294,567
Bayer AG.................................................   26,793    1,063,971
Bayer Hypo Vereins.......................................    2,403      116,099
Bilfinger & BGR..........................................    4,242       74,788
Buderus AG...............................................    3,285       76,154
Commerzbank AG...........................................   11,046      275,265
Deutsche Bank AG.........................................    3,643      279,760
Deutsche Telekom.........................................   11,681      241,881
E. On AG.................................................    4,197      210,245
Ergo Versicherungs.......................................      420       60,520
Henkel Kgaa-Vorzug*......................................    4,791      287,514
Hugo Boss AG.............................................      340       88,762
Merck Kgaa...............................................    1,467       49,676
Mobilcom AG..............................................    6,164       98,224
Muenchener Rueckversicherungs............................    4,990    1,374,622
SAP AG*..................................................      861      121,146
Schering AG..............................................    3,617      184,870
Wella AG*................................................    1,686       77,170
                                                                    -----------
                                                                      5,645,151
                                                                    -----------
Hong Kong -- 1.5%
CLP Holdings.............................................  227,400      941,693
Hong Kong Electric.......................................  147,000      510,744
                                                                    -----------
                                                                      1,452,437
                                                                    -----------
Ireland -- 0.1%
Bank of Ireland..........................................   14,265      138,324
                                                                    -----------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                           INTERNATIONAL EQUITY FUND
                     Portfolio of Investments -- Continued
                                  May 31, 2001

                                                          Number of
                                                           Shares      Value
                                                          ---------    -----

COMMON & PREFERRED STOCK -- Continued
Israel -- 0.0%
Card Guard SS............................................      852  $    47,491
                                                                    -----------
Italy -- 4.2%
Assicurazioni General....................................    8,306      235,850
Intesabci................................................  303,191    1,128,184
Credito Italiano.........................................   32,267      142,494
Edison SPA...............................................   21,911      200,950
Ente Nazionale Idrocarburi...............................  199,003    1,281,953
Fiat.....................................................    5,935      134,921
INA*.....................................................   59,643      147,871
Telecom Italia...........................................  149,080      797,391
                                                                    -----------
                                                                      4,069,614
                                                                    -----------
Japan -- 21.5%
Acom Co. ................................................    3,700      302,365
Canon Inc. ..............................................   27,000    1,070,274
Daiwa Securities.........................................   82,000      895,775
DDI Corp. ...............................................       58      283,117
Fuji Photo Film..........................................   12,000      505,975
Fuji Television..........................................      118      819,307
Fujitsu Ltd. ............................................   55,000      714,232
Hitachi..................................................   77,000      793,200
Honda Motor..............................................    2,000       84,161
Ito Yokado Co. ..........................................    1,300       68,162
Japan Telecom Co. Ltd. ..................................       20      402,289
Japan Tobacco Inc. ......................................      122      860,428
Kao Corp. ...............................................    9,000      234,809
Lawson Inc. .............................................   12,100      477,605
Matsushita Electric......................................   34,000      623,801
Mitsubishi Electric......................................   69,000      387,334
Mitsubishi Heavy Industry................................   35,000      149,049
Mitsubishi Tokyo Financial...............................       14      131,964
Mitsui & Co Ltd. ........................................   65,000      428,884
Mizuho Holdings Inc. ....................................       23      117,110
Nec Corp. ...............................................    8,000      131,089
Nichido Fire & Marine....................................   42,000      285,608
Nikko Securities.........................................   43,928      356,763
Nippon Telegraph.........................................      368    2,279,482
Nissan Motor Corp. ......................................   33,000      223,851
Nomura Securities........................................   16,710      335,409
Ono Pharmaceutical.......................................   11,000      381,417
Oriental Land............................................    1,960      150,604
Promise Co. Ltd. ........................................    2,954      234,689

                                                          Number of
                                                           Shares      Value
                                                          ---------    -----

COMMON & PREFERRED STOCK -- Continued
Japan -- Continued
Sankyo Co. Ltd. .........................................   64,000  $ 1,306,177
Sekisui House Ltd. ......................................   42,000      384,582
Shionogi & Co. ..........................................   20,000      445,211
Sumitomo Bank............................................   24,800      211,015
Sumitomo Electric........................................   25,000      334,119
Sumitomo Marine & Fire...................................  107,000      654,679
Taisei Corp. ............................................   27,000       63,398
Takefuji Corp. ..........................................    4,500      397,660
Toppan Printing..........................................  100,000    1,106,716
Tokyo Broadcast..........................................    9,000      211,707
Tokyo Gas Co. Ltd. ......................................  177,000      524,357
Toshiba Corp. ...........................................   93,000      528,320
Toyo Seikan Kaisha.......................................   26,000      401,095
Yamanouchi Pharmaceutical................................   19,000      559,670
Yasuda F&M...............................................   12,000       73,624
                                                                    -----------
                                                                     20,931,083
                                                                    -----------
Korea -- 0.4%
Samsung Electronics......................................    4,600      394,910
                                                                    -----------
Netherlands -- 7.0%
Akzo Nobel...............................................   21,919      947,523
Asm Lithography*.........................................   10,442      241,184
CSM......................................................   24,229      503,154
Heijmans.................................................    3,418       72,429
ING Group................................................   19,060    1,243,978
Jomed*...................................................    2,309       71,817
Koninklijke Ahold........................................   32,352      983,629
Koninklijke KPN..........................................   17,951      167,826
Koninklijke Wessanen.....................................    6,104       73,727
Libertel*................................................   11,888      118,902
Philips Electronics......................................   15,500      424,884
Royal Dutch Petro........................................   29,991    1,821,913
Royal Volker Wessels.....................................    3,684       80,095
Versatel Telecom*........................................    5,265       22,313
                                                                    -----------
                                                                      6,773,374
                                                                    -----------
Norway -- 0.4%
Norsk Hydro..............................................    2,226       93,043
Norway Sparebank.........................................    7,653      212,437
Tandberg Television*.....................................    7,965       70,155
                                                                    -----------
                                                                        375,635
                                                                    -----------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                           INTERNATIONAL EQUITY FUND
                     Portfolio of Investments -- Continued
                                  May 31, 2001

                                                          Number of
                                                           Shares      Value
                                                          ---------    -----

COMMON & PREFERRED STOCK -- Continued
Portugal -- 0.6%
Banco Espirito Santo.....................................   12,397  $   168,126
Electricidade De Port....................................  153,100      377,631
                                                                    -----------
                                                                        545,757
                                                                    -----------
Singapore -- 0.7%
United Overseas Bank.....................................  109,000      692,997
                                                                    -----------
Spain -- 2.0%
Aguas....................................................   10,080      152,937
Aurea Conces.............................................    3,889       68,433
Banco Popular Espanol....................................    5,434      178,711
Corporacion Mapfre.......................................    2,972       60,736
Cortefiel................................................    4,354       66,060
Grupo Dragados...........................................   11,878      148,905
Iberdrola................................................   31,700      411,102
Repsol...................................................   14,828      264,691
Telefonica de Espana.....................................   24,223      356,637
Union Electrica..........................................   12,092      216,262
                                                                    -----------
                                                                      1,924,474
                                                                    -----------
Sweden -- 1.8%
Atlas Copco..............................................    3,668       72,908
Ericsson.................................................   22,078      140,470
Foreningssparbanken......................................   56,200      642,060
Gambro...................................................   24,400      174,508
Netcom AB................................................    1,834       68,650
Nordic Baltic Holding....................................   46,270      257,860
Skandinaviska Enskild....................................   13,077      120,855
Skanska AB-B shares......................................    1,953       74,555
Svenska AB Common........................................   13,480      187,809
                                                                    -----------
                                                                      1,739,675
                                                                    -----------
Switzerland -- 6.1%
ABB Ltd. ................................................    3,464       62,270
Adecco SA................................................    2,414      137,249
Cie Financiere Richemont.................................      290      712,056
Holdersbank Bearer.......................................    1,600      333,105
Nestle...................................................      865    1,790,723
Novartis AG..............................................   35,865    1,364,407
Roche Holdings...........................................    7,012      529,604
Sez Holding..............................................      102       59,697
Schindler Holding........................................      155      224,202
Stmicroelectronics.......................................    3,763      133,962

                                                          Number of
                                                           Shares      Value
                                                          ---------    -----

COMMON & PREFERRED STOCK -- Continued
Switzerland -- Continued
Swisscom.................................................      306  $    74,623
UBS AG...................................................    3,439      513,732
                                                                    -----------
                                                                      5,935,630
                                                                    -----------
United Kingdom -- 25.7%
Allied Domecq............................................  219,201    1,355,370
Arm Holdings*............................................   27,513      131,816
Assoc British Foods......................................   77,517      444,892
AstraZeneca..............................................    6,700      316,097
AWG......................................................   17,798      140,959
BAA......................................................   35,400      304,756
Barclays.................................................   23,500      703,411
BG Group.................................................   62,755      243,827
BOC Group................................................   28,300      426,156
BP Amoco.................................................  119,774    1,058,351
Brit Telecom.............................................   33,219      205,165
British Aerospace........................................  198,500      989,793
British American Tobacco.................................   91,100      694,975
British Energy...........................................   16,349       67,180
Bunzl....................................................  113,600      727,833
Cadbury Schweppes........................................  275,600    1,784,360
CGNU.....................................................   10,003      131,091
Diageo...................................................  126,917    1,372,085
Dialog Semicon*..........................................    7,722       45,490
GKN......................................................   79,200      844,408
GlaxoSmithKline..........................................   45,795    1,244,542
Great Universal Stores...................................   84,500      711,249
Imperial Chemical........................................   12,092       76,872
Imperial Tobacco.........................................  101,600    1,109,211
Innogy Holdings..........................................    1,800        5,766
Invensys.................................................  146,928      295,351
Jazztel ADR*.............................................    5,434       38,038
Kelda Group..............................................   28,633      150,300
Land Securities..........................................    6,623       81,197
Lattice Group............................................  202,800      386,775
Lloyds TSB...............................................   98,200      979,322
Prudential Corp. ........................................   28,600      323,818
Psion....................................................   16,813       30,335
Reckitt Benckiser........................................   57,265      759,010
Rentokil Initial.........................................  287,000      877,610
RMC Group................................................   39,300      403,373
Rolls-Royce..............................................   22,186       74,540

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                           INTERNATIONAL EQUITY FUND
                     Portfolio of Investments -- Concluded
                                  May 31, 2001

                                                           Number of
                                                            Shares      Value
                                                           ---------    -----

COMMON & PREFERRED STOCK -- Continued
United Kingdom -- Continued
Sainsbury................................................   145,800  $   900,479
Scottish & Southern Energy...............................   100,657      914,453
Scottish & Newcastle.....................................    22,460      165,278
Shell Transport & Trading................................    33,965      295,539
Tate & Lyle..............................................   105,300      379,961
Unilever.................................................    16,609      126,705
Vodafone Group...........................................   649,660    1,672,788
Wolseley.................................................    53,400      378,168
WPP Group................................................    54,000      589,925
                                                                     -----------
                                                                      24,958,620
                                                                     -----------
Venezuela -- 0.1%
Cia Anonima ADR..........................................     2,826       70,650
                                                                     -----------
 TOTAL COMMON & PREFERRED STOCK
 (Cost $92,530,420)......................................             90,451,588
                                                                     -----------

                                                             Par
                                                            (000)     Value
                                                            -----     -----
SHORT-TERM INVESTMENTS -- 1.4%
Eurodollar Time Deposit
Morgan Stanley Dean Witter
 3.0%, 6/01/01............................................  $1,351 $ 1,351,000
                                                                   -----------
 TOTAL SHORT-TERM INVESTMENTS
 (Cost $1,351,000)........................................           1,351,000
                                                                   -----------
TOTAL INVESTMENTS IN SECURITIES -- 94.4%
 (Cost $93,881,420**).............................................  91,802,588
OTHER ASSETS IN EXCESS OF LIABILITIES -- 5.6%.....................   5,460,932
                                                                   -----------
NET ASSETS  -- 100.0%
 (equivalent to $10.53 per share based on 9,239,437 shares
 outstanding)..................................................... $97,263,520
                                                                   ===========

--------
 * Non-income producing securities.
** Cost for Federal income tax purposes is $94,515,633. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost..................................... $ 3,786,710
Excess of tax cost over value..................................... $(6,499,755)

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                           INTERNATIONAL EQUITY FUND
                      Statement of Assets and Liabilities
                                  May 31, 2001

                                                                       Value
                                                                    ------------
ASSETS
 Securities at value (Cost $93,881,420)...........................  $ 91,802,588
 Foreign currency, at value (Cost $2,424,990).....................     2,412,826
 Dividends and interest receivable................................       186,469
 Receivable for securities sold...................................     1,957,645
 Receivable for capital shares sold...............................     3,535,659
 Receivable for foreign taxes withheld............................       140,691
                                                                    ------------
  Total Assets....................................................   100,035,878
                                                                    ------------
LIABILITIES
 Bank overdraft...................................................        22,732
 Unrealized depreciation on forward foreign currency contracts....       485,751
 Payable for securities purchased.................................     2,037,650
 Payable for capital shares redeemed..............................           338
 Investment advisory fee payable..................................       195,774
 Administration fee payable.......................................         6,286
 Other accrued expenses ..........................................        23,827
                                                                    ------------
  Total Liabilities...............................................     2,772,358
                                                                    ------------
NET ASSETS........................................................  $ 97,263,520
                                                                    ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 ($97,263,520 / 9,239,437 shares outstanding).....................        $10.53
                                                                          ======

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                          DIVERSIFIED REAL ESTATE FUND
                            Statement of Net Assets
                                  May 31, 2001

                                                          Number of
                                                           Shares      Value
                                                          ---------    -----

REAL ESTATE INVESTMENT TRUSTS -- 95.7%
Apartments -- 30.8%
AMLI Residential Properties Trust........................  16,200   $   367,740
Apartment Investment & Management Co.....................  14,000       642,180
Archstone Communities....................................  31,500       788,760
Avalon Bay Communities...................................  21,634     1,002,303
BRE Properties, Inc. ....................................  19,000       569,050
Colonial Properties Trust................................   8,400       249,900
Equity Residential Properties Trust......................  16,950       909,368
Essex Property Trust.....................................  10,000       469,500
Gables Residential Trust.................................  12,200       344,528
Home Properties..........................................  14,000       401,800
Post Properties, Inc. ...................................  24,000       875,280
Charles E Smith Residential Realty.......................   9,700       468,995
Summit Properties, Inc...................................  24,000       588,000
United Dominion Realty Trust, Inc. ......................  28,500       375,060
VelocityHSI, Inc.*.......................................   2,000           160
                                                                    -----------
                                                                      8,052,624
                                                                    -----------
Diversified -- 9.7%
Duke-Weeks Realty Corp...................................  26,678       623,198
Eastgroup Properties.....................................  20,900       453,530
Liberty Property Trust...................................  14,800       428,904
Regency Centers Corp. ...................................   8,000       193,680
Vornado Realty Trust.....................................  22,000       825,000
                                                                    -----------
                                                                      2,524,312
                                                                    -----------
Forest Products -- 1.5%
Plum Creek Timber Co.....................................  14,000       386,400
                                                                    -----------
Health Care -- 6.5%
Health Care Property Investors...........................  18,000       614,160
Health Care REIT.........................................  13,000       295,620
Health Care Realty Trust.................................  13,000       323,960
Meditrust Companies*.....................................   8,004        44,742
Nationwide Health Properties, Inc. ......................  23,100       411,180
Omega Healthcare Investors, Inc.*........................   7,000        15,400
                                                                    -----------
                                                                      1,705,062
                                                                    -----------
Hotels & Lodging -- 0.3%
RFS Hotel Investors, Inc.................................   5,000        75,000
                                                                    -----------

                                                           Number of
                                                            Shares      Value
                                                           ---------    -----

REAL ESTATE INVESTMENT TRUSTS -- Continued
Office Properties -- 21.8%
Arden Realty Group, Inc. ................................   24,500   $   603,190
Boston Properties, Inc...................................   22,300       889,324
Carramerica Realty Corp..................................   20,400       571,608
Corporate Office Properties Trust........................   33,000       342,870
Cousins Properties, Inc..................................   23,600       619,264
Crescent Real Estate Equities, Inc. .....................    9,500       231,990
Equity Office Properties Trust...........................   32,607       948,864
Highwood Properties, Inc. ...............................   18,000       449,100
Mack Cali Realty Corp....................................   19,800       544,104
Prentiss Properties Trust................................   19,000       482,600
                                                                     -----------
                                                                       5,682,914
                                                                     -----------
Real Estate -- 1.6%
Shurgard Storage.........................................    7,000       192,500
Washington REIT..........................................   10,000       232,000
                                                                     -----------
                                                                         424,500
                                                                     -----------
Retail -- 12.8%
Burnham Pacific Property, Inc. ..........................    2,400        11,328
CBL & Associates Properties, Inc.........................    9,900       283,140
Federal Realty Investment Trust..........................   10,800       225,180
General Growth Properties, Inc...........................   14,000       528,080
IRT Property Company.....................................    9,800        97,706
Kimco Realty Corp........................................   12,500       534,125
Pan Pacific Retail Properties............................   18,650       434,545
Rouse Co. ...............................................   12,300       347,844
Simon Property Group, Inc................................   19,500       528,840
Taubman Centers, Inc.....................................   26,800       348,400
                                                                     -----------
                                                                       3,339,188
                                                                     -----------
Storage -- 2.8%
Public Storage, Inc......................................    7,600       209,912
Sovran Self Storage, Inc. ...............................    9,400       230,394
Storage USA, Inc.........................................    8,400       291,480
                                                                     -----------
                                                                         731,786
                                                                     -----------
Warehouse/Industrial -- 7.9%
Centerpoint Properties Trust.............................   12,000       576,000
First Industrial Realty Trust, Inc. .....................   23,100       721,875
Prologis Trust...........................................   35,620       762,268
                                                                     -----------
                                                                       2,060,143
                                                                     -----------
 TOTAL REAL ESTATE INVESTMENT TRUSTS
 (Cost $23,322,765)......................................             24,981,929
                                                                     -----------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                          DIVERSIFIED REAL ESTATE FUND
                      Statement of Net Assets -- Concluded
                                  May 31, 2001

                                                            Number of
                                                             Shares     Value
                                                            ---------   -----

INVESTMENT COMPANIES -- 4.1%
Goldman Sachs Financial Square Prime Obligations Fund.....   392,325  $  392,325
Provident Institutional Funds -- TempFund.................   672,003     672,003
                                                                      ----------
 TOTAL INVESTMENT COMPANIES
 (Cost $1,064,328)........................................             1,064,328
                                                                      ----------

                                                                        Value
                                                                        -----

TOTAL INVESTMENTS IN SECURITIES -- 99.8%
 (Cost $24,387,093**)..............................................  $26,046,257
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.2%......................       41,304
                                                                     -----------
NET ASSETS -- 100.0% (equivalent to $10.09 per share based
 on 2,586,278 shares outstanding)..................................  $26,087,561
                                                                     ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 ($26,087,561 / 2,586,278).........................................       $10.09
                                                                          ======

--------
*  Non-income producing securities.
** Aggregate cost for Federal income tax purposes is $24,413,618. The aggre-gate gross unrealized appreciation (depreciation) for all securities is as follows:

   Excess of value over tax cost................................... $1,972,201
   Excess of tax cost over value................................... $ (339,562)

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                           LIMITED MATURITY BOND FUND
                            Statement of Net Assets
                                  May 31, 2001

                                                             Par
                                                            (000)     Value
                                                            -----     -----

AGENCY OBLIGATIONS -- 28.2%
Federal Home Loan Bank -- 3.7%
Notes
 4.88%, 04/16/04........................................... $6,000 $  5,992,500
                                                                   ------------
Federal Home Loan Mortgage Corp. -- 9.9%
Debentures
 5.00%, 01/15/04...........................................  1,000    1,004,710
 7.01%, 07/11/07...........................................  1,000    1,025,570
Notes
 5.25%, 01/15/06...........................................  5,000    4,956,250
 6.00%, 04/01/14...........................................  9,190    9,098,487
                                                                   ------------
                                                                     16,085,017
                                                                   ------------
Federal National Mortgage Association -- 10.9%
Mortgage Backed Securities
 6.50%, 11/01/13 (Pool #252098)............................  4,367    4,399,630
 6.50%, 04/01/14 (Pool #323654)............................  7,356    7,411,653
 6.00%, 04/01/14 (Pool #484807)............................  1,639    1,621,007
Notes
 4.75%, 03/15/04...........................................  3,300    3,291,750
 5.67%, 04/24/06...........................................  1,000      999,100
                                                                   ------------
                                                                     17,723,140
                                                                   ------------
Government National Mortgage Association -- 3.7%
Mortgage Backed Securities
 6.00%, 06/15/13 (Pool #456934)............................  1,898    1,888,293
 6.00%, 07/15/13 (Pool #433894)............................  2,508    2,495,904
 6.50%, 06/15/14 (Pool #510976)............................    681      690,264
 6.50%, 11/15/15 (Pool #479694)............................    978      991,351
                                                                   ------------
                                                                      6,065,812
                                                                   ------------
 TOTAL AGENCY OBLIGATIONS
 (Cost $45,770,457)                                                  45,866,469
                                                                   ------------
DOMESTIC CORPORATE BONDS -- 43.2%
Automotive -- 3.7%
Ford Motor Credit Corp.
 6.00%, 01/14/03...........................................  2,800    2,838,500
 7.50%, 03/15/05...........................................  2,000    2,090,000
Toyota Motor Credit Corp.
 5.625%, 11/13/03..........................................  1,000    1,012,500
                                                                   ------------
                                                                      5,941,000
                                                                   ------------

                                                             Par
                                                            (000)     Value
                                                            -----     -----

DOMESTIC CORPORATE BONDS -- Continued
Beverages - 2.5%
Coca-Cola Enterprises
 5.75%, 11/01/08........................................... $1,000 $    967,500
Pepsico Inc. Medium Term Note
 5.75%, 01/02/03...........................................  3,000    3,045,000
                                                                   ------------
                                                                      4,012,500
                                                                   ------------
Broadcasting -- 0.9%
Cox Radio
 6.625%, 02/15/06..........................................  1,500    1,496,250
                                                                   ------------
Chemicals -- 1.3%
E.I. duPont deNemours & Co. Medium Term Note
 6.00%, 03/06/03...........................................  2,000    2,042,500
                                                                   ------------
Computer Software -- 1.3%
Sun Microsystems, Inc.
 7.65%, 08/15/09...........................................  2,000    2,037,500
                                                                   ------------
Consumer Staples -- 1.4%
Unilever
 6.75%, 11/01/03...........................................  2,165    2,257,013
                                                                   ------------
Defense -- 1.3%
United Technologies Corp.
 7.00%, 09/15/06...........................................  2,000    2,095,000
                                                                   ------------
Entertainment -- 1.8%
AOL Time Warner
 6.125%, 4/15/06...........................................  3,000    2,973,750
                                                                   ------------
Finance -- 6.2%
Associates Corp. North America
 6.50%, 07/15/02...........................................  2,000    2,047,500
Norwest Financial, Inc.
 6.375%, 11/15/03..........................................  1,000    1,028,750
SunTrust Banks, Inc.
 6.25%, 06/01/08...........................................  2,000    1,955,000
Wachovia Corp.
 6.70%, 06/21/04...........................................  2,500    2,575,000
Wells Fargo
 6.45%, 2/1/11.............................................  1,500    1,481,250
World Bank
 4.75%, 4/30/04............................................  1,000      996,200
                                                                   ------------
                                                                     10,083,700
                                                                   ------------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                           LIMITED MATURITY BOND FUND
                      Statement of Net Assets -- Continued
                                  May 31, 2001

                                                           Par
                                                          (000)     Value
                                                          -----     -----

DOMESTIC CORPORATE BONDS -- Continued
Food & Beverage -- 2.0%
Kellogg Co.
 5.50%, 04/01/03......................................... $2,250 $  2,255,625
 6.00%, 04/01/06.........................................  1,000      987,500
                                                                 ------------
                                                                    3,243,125
                                                                 ------------
Home Furnishings -- 1.5%
Leggett & Platt, Inc.
 7.65%, 02/15/05.........................................  2,250    2,365,313
                                                                 ------------
Manufacturing -- 0.8%
Minnesota Mining & Manufacturing Co.
 5.62%, 07/15/09.........................................  1,239    1,227,928
                                                                 ------------
Printing & Publishing -- 1.2%
Times Mirror Corp.
 6.65%, 10/15/01.........................................  2,000    2,017,500
                                                                 ------------
Railroads -- 1.3%
Union Pacific Corp.
 6.13%, 01/15/04.........................................  2,150    2,174,187
                                                                 ------------
Real Estate -- 0.6%
Equity Office Properties, LP
 6.75%, 02/15/08.........................................  1,000      982,500
                                                                 ------------
Retail Merchandising -- 2.3%
Target
 6.35%, 1/15/11..........................................  2,000    1,977,500
Wal-Mart Stores
 6.88%, 08/10/09.........................................  1,750    1,822,188
                                                                 ------------
                                                                    3,799,688
                                                                 ------------
Technology -- 0.9%
Hewlett Packard
 7.15%, 06/15/05.........................................  1,350    1,404,000
                                                                 ------------
Telecommunications -- 4.8%
Motorola
 6.75%, 02/01/06.........................................  2,000    1,950,000
Nortel
 6.13%, 02/15/06.........................................  1,040      993,200
SBC Communications
 5.75%, 05/02/06.........................................  2,825    2,800,281

                                                              Par
                                                             (000)     Value
                                                             -----     -----

DOMESTIC CORPORATE BONDS -- Continued
Telecommunications -- Continued
WorldCom, Inc.
 6.13%, 08/15/01...........................................  $2,000 $  2,005,000
                                                                    ------------
                                                                       7,748,481
                                                                    ------------
Utilities -- Gas/Gas & Electric -- 6.7%
Baltimore Gas & Electric
 6.50%, 02/15/03...........................................   3,000    3,071,250
Consolidated Natural Gas Co.
 5.75%, 08/01/03...........................................     475      476,781
Enron Corp.
 6.625%, 11/15/05..........................................   2,750    2,774,062
Northern Illinois Gas Co.
 6.45%, 08/01/01...........................................   2,500    2,506,250
Wisconsin Electric Power
 6.63%, 12/01/02...........................................   2,000    2,057,500
                                                                    ------------
                                                                      10,885,843
                                                                    ------------
Utilities -- Telephone -- 0.7%
Ameritech Capital Funding
 6.125%, 10/15/01..........................................   1,200    1,209,000
                                                                    ------------
 TOTAL DOMESTIC CORPORATE BONDS
 (Cost $69,126,188)........................................           69,996,778
                                                                    ------------
FOREIGN BONDS -- 2.4%
Finance -- 1.6%
Japan Bank for International Cooperation
 7.13%, 06/20/05...........................................   2,500    2,621,875
                                                                    ------------
Governments -- 0.8%
Bundesobligation
 5.00%, 08/19/05...........................................   1,500    1,284,168
                                                                    ------------
 TOTAL FOREIGN BONDS
 (Cost $3,954,149).........................................            3,906,043
                                                                    ------------
ASSET-BACKED SECURITIES -- 3.1%
Auto Loan -- 0.1%
Banc One Auto Grantor Trust
 6.27%, 11/20/03...........................................     216      216,820
                                                                    ------------
Recreational Vehicles -- 1.9%
CIT RV Trust
 5.99%, 05/15/09...........................................   3,000    3,034,080
                                                                    ------------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                          LIMITED MATURITY BOND FUND
                     Statement of Net Assets -- Concluded
                                 May 31, 2001

                                                               Par
                                                              (000)     Value
                                                              -----     -----
ASSET-BACKED SECURITIES -- Continued
Stranded Cost -- 1.1%
California Infrastructure
 6.16%, 06/25/03............................................  $   81 $    81,525
Comed Transitional Funding Trust
 5.34%, 03/25/04............................................   1,700   1,712,511
                                                                     -----------
                                                                       1,794,036
                                                                     -----------
 TOTAL ASSET-BACKED SECURITIES
 (Cost $4,996,982)..........................................           5,044,936
                                                                     -----------
U.S. TREASURY OBLIGATIONS -- 10.3%
U.S. Treasury Notes
 5.875%, 11/30/01...........................................   6,000   6,064,740
 6.125%, 12/31/01...........................................   3,000   3,041,760
 6.25%, 01/31/02............................................   3,000   3,049,560
 6.25%, 02/28/02............................................   3,000   3,055,500
 5.625%, 05/15/08...........................................   1,500   1,531,755
                                                                     -----------
 TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $16,465,921).........................................          16,743,315
                                                                     -----------
REPURCHASE AGREEMENTS -- 7.6%
Banc of America Securities LLC
(Agreement dated 5/31/01 to be repurchased at $4,405,485
 collateralized by $3,490,000 (Value $4,530,646) U.S.
 Treasury Bills, 8.75%, due 5/15/17)
 3.96%, 06/01/01............................................   4,405   4,405,000
Merrill Lynch Government Securities, Inc.
(Agreement dated 5/31/01 to be repurchased at $4,000,439
 collateralized by $3,900,000 (Value $4,079,257) U.S.
 Treasury Bills, 5.625%, due 12/31/02)
 3.95%, 06/01/01............................................   4,000   4,000,000

                                                             Par
                                                            (000)      Value
                                                            -----      -----
REPURCHASE AGREEMENTS -- Continued
Goldman Sachs Government Securities, Inc.
(Agreement dated 5/31/01 to be repurchased at $4,000,444
 collateralized by $3,820,000 (Value $4,102,971) U.S.
 Treasury Bills, 6.5%, due 11/15/26)
 4.00%, 06/01/01........................................     $4,000 $  4,000,000
                                                                    ------------
 TOTAL REPURCHASE AGREEMENTS
 (Cost $12,405,000).....................................              12,405,000
                                                                    ------------
                                                          Number of
                                                           Shares
                                                          ---------
INVESTMENT COMPANIES -- 4.6%
Goldman Sachs Financial Square Prime Obligations Fund...  4,000,000    4,000,000
Provident Institutional
 Funds -- TempFund......................................  3,500,000    3,500,000
                                                                    ------------
 TOTAL INVESTMENT COMPANIES
 (Cost $7,500,000)......................................               7,500,000
                                                                    ------------
TOTAL INVESTMENTS IN SECURITIES -- 99.4%
 (Cost $160,218,697*)..............................................  161,462,541
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.6%......................      972,447
                                                                    ------------
NET ASSETS -- 100.0%
 (equivalent to $10.45 per share based on 15,539,908 shares
 outstanding)...................................................... $162,434,988
                                                                    ============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 ($162,434,988 / 15,539,908)............................................. $10.45
                                                                          ======

--------
 * Aggregate cost for Federal income tax purposes. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost...................................... $1,827,133
Excess of tax cost over value...................................... $ (583,289)

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                             TOTAL RETURN BOND FUND
                            Statement of Net Assets
                                  May 31, 2001

                                                             Par
                                                            (000)     Value
                                                            -----     -----

AGENCY OBLIGATIONS -- 48.9%
Federal Home Loan Mortgage Corp. -- 14.3%
Collateralized Mortgage Obligation
 6.80%, 10/15/26 (Pool #2051).............................. $1,558 $  1,563,808
Debentures
 7.30%, 08/24/06...........................................  1,000    1,007,750
Mortgage Backed Securities
 6.00%, 02/01/14 (Pool #E74547)............................    790      782,562
 6.50%, 09/01/24 (Pool #G00320)............................  1,822    1,801,202
 7.50%, 07/01/26 (Pool #D72963)............................    137      139,890
 6.50%, 10/01/27 (Pool #C00561)............................     25       24,493
 7.50%, 10/01/27 (Pool #D82914)............................    165      169,297
 6.50%, 10/01/27 (Pool #D83095)............................     25       24,355
 6.50%, 10/01/27 (Pool #D83337)............................    515      508,788
 7.00%, 11/01/27 (Pool #D83947)............................  1,354    1,366,345
 6.50%, 06/01/29 (Pool #C27091)............................    398      393,975
 7.50%, 09/01/30 (Pool #G01131)............................  4,000    4,095,000
Notes
 5.50%, 05/15/02...........................................  2,000    2,027,420
 5.25%, 01/15/06...........................................  2,600    2,577,250
 5.75%, 03/15/09...........................................  1,250    1,235,938
                                                                   ------------
                                                                     17,718,073
                                                                   ------------
Federal National Mortgage Association -- 20.0%
Collateralized Mortgage Obligation
 6.75%, 03/25/19 (Pool #PAC93-37)..........................    126      125,669
Notes
 5.375%, 03/15/02..........................................  2,035    2,057,894
 5.125%, 02/13/04..........................................  1,000    1,005,570
 6.375%, 06/15/09..........................................     30       30,799
Medium Term Notes
 7.14%, 03/12/07...........................................    245      249,072
 7.00%, 08/27/12...........................................  1,000    1,019,810
Mortgage Backed Securities
 7.00%, 04/01/04 (Pool #377898)............................     79       79,677
 7.50%, 10/01/07 (Pool #177233)............................     94       96,759
 6.00%, 01/01/09 (Pool #265989)............................    880      870,687
 7.00%, 04/01/11 (Pool #338884)............................    225      229,515
 7.50%, 08/01/26 (Pool #349416)............................    100      101,848
 8.00%, 09/01/26 (Pool #250675)............................    204      210,950
 7.00%, 04/01/27 (Pool #313458)............................    380      383,438
 8.00%, 08/01/27 (Pool #392496)............................    382      395,634
 8.00%, 09/01/27 (Pool #398392)............................     16       16,592
 8.00%, 10/01/27 (Pool #331320)............................     66       68,869
 7.50%, 10/01/27 (Pool #395593)............................    425      434,656

                                                             Par
                                                            (000)     Value
                                                            -----     -----

AGENCY OBLIGATIONS -- Continued
Federal National Mortgage Association -- Continued
 8.00%, 10/01/27 (Pool #395770)............................ $    7 $      7,699
 7.50%, 10/01/27 (Pool #396031)............................    508      519,626
 7.00%, 10/01/27 (Pool #398928)............................    209      210,758
 6.50%, 10/01/27 (Pool #399065)............................    324      319,798
 8.00%, 10/01/27 (Pool #399081)............................    335      347,227
 8.00%, 10/01/27 (Pool #402178)............................    154      159,218
 7.00%, 11/01/27 (Pool #251286)............................    580      585,259
 6.50%, 11/01/27 (Pool #402786)............................    128      126,743
 6.50%, 12/01/27 (Pool #354802)............................    511      504,944
 6.50%, 01/01/28 (Pool #406700)............................  1,470    1,452,289
 7.00%, 03/01/29 (Pool #491183)............................  1,851    1,867,078
 6.50%, 06/01/29 (Pool #490861)............................  3,695    3,649,620
 6.50%, 07/01/29 (Pool #506752)............................  4,313    4,260,189
 7.50%, 08/01/30 (Pool #539623)............................  3,405    3,484,480
                                                                   ------------
                                                                     24,872,367
                                                                   ------------
Government National Mortgage Association -- 14.6%
Mortgage Backed Securities
 9.00%, 05/15/16 (Pool #163606)............................      9        9,635
 9.00%, 11/15/16 (Pool #181127)............................     94       98,089
 9.00%, 11/15/16 (Pool #183984)............................      4        4,501
 9.00%, 01/15/17 (Pool #175218)............................      4        4,016
 8.00%, 05/15/17 (Pool #180719)............................     29       29,866
 8.00%, 05/15/17 (Pool #217626)............................     61       63,832
 9.00%, 04/15/18 (Pool #236277)............................      7        6,840
 10.00%, 05/15/19 (Pool #274305)...........................     23       24,555
 9.00%, 11/15/19 (Pool #247019)............................     37       38,628
 9.00%, 06/15/21 (Pool #305720)............................     83       87,053
 9.00%, 06/15/21 (Pool #309078)............................    115      120,460
 9.00%, 07/15/21 (Pool #309027)............................     51       53,569
 9.00%, 07/15/21 (Pool #309084)............................     27       28,464
 9.00%, 08/15/21 (Pool #296154)............................     47       49,623
 9.00%, 08/15/21 (Pool #306259)............................     71       74,836
 9.00%, 09/15/21 (Pool #272061)............................     27       28,371
 9.00%, 09/15/21 (Pool #305911)............................     42       43,949
 9.00%, 09/15/21 (Pool #308283)............................     49       50,987
 9.00%, 09/15/21 (Pool #308920)............................     97      101,639
 9.00%, 09/15/21 (Pool #313023)............................      9        9,484
 9.00%, 09/15/21 (Pool #314939)............................      5        5,154
 8.00%, 02/15/23 (Pool #332531)............................    736      764,201
 7.00%, 05/20/24 (Pool #1716)..............................    121      122,157

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                             TOTAL RETURN BOND FUND
                      Statement of Net Assets -- Continued
                                  May 31, 2001

                                                              Par
                                                             (000)     Value
                                                             -----     -----

AGENCY OBLIGATIONS -- Continued
Government National Mortgage Association -- Continued
 7.00%, 10/15/25 (Pool #409958)............................  $  285 $    289,011
 7.00%, 01/15/26 (Pool #382719)............................     215      217,581
 7.00%, 01/15/26 (Pool #422404)............................     153      154,533
 6.50%, 02/15/26 (Pool #405214)............................     115      113,565
 7.00%, 02/15/26 (Pool #421686)............................     665      673,284
 6.50%, 02/15/26 (Pool #425085)............................      92       91,289
 6.50%, 03/15/26 (Pool #395468)............................     150      148,341
 7.00%, 01/15/27 (Pool #436748)............................     287      290,317
 7.00%, 02/15/27 (Pool #428935)............................     282      286,120
 7.00%, 08/15/27 (Pool #443508)............................     187      189,663
 8.50%, 08/15/27 (Pool #453213)............................     175      182,675
 8.00%, 09/15/27 (Pool #453740)............................     106      109,674
 7.00%, 09/15/27 (Pool #453980)............................     234      236,934
 7.00%, 09/15/27 (Pool #454825)............................      31       31,308
 7.00%, 10/15/27 (Pool #445227)............................     219      222,162
 7.00%, 10/15/27 (Pool #453576)............................      76       77,003
 7.00%, 10/15/27 (Pool #455319)............................     217      219,924
 7.00%, 11/15/27 (Pool #452737)............................     354      358,268
 7.00%, 12/15/27 (Pool #443780)............................     283      286,831
 7.00%, 04/15/28 (Pool #471672)............................      42       42,639
 6.50%, 07/15/28 (Pool #468090)............................     841      833,511
 6.50%, 12/15/28 (Pool #471541)............................   1,199    1,187,646
 6.50%, 01/15/29 (Pool #490890)............................     835      826,937
 7.00%, 03/15/29 (Pool #470151)............................   2,088    2,115,793
 7.50%, 10/15/29 (Pool #505982)............................   2,107    2,165,827
 7.50%, 10/15/29 (Pool #521954)............................     942      968,015
 7.50%, 12/15/29 (Pool #434626)............................   3,921    4,030,841
                                                                    ------------
                                                                      18,169,601
                                                                    ------------
 TOTAL AGENCY OBLIGATIONS
 (Cost $59,750,787)........................................           60,760,041
                                                                    ------------
DOMESTIC CORPORATE BONDS -- 26.7%
Automotive -- 1.8%
Ford Motor Co.
 6.375%, 02/01/29..........................................   2,650    2,235,938
                                                                    ------------
Banking and Financial Services -- 7.3%
American Express Credit Corp.
 7.45%, 08/10/05...........................................   1,000    1,055,300
CIT Group, Inc.
 5.625%, 10/15/03..........................................   1,000    1,006,250
Household Financial
 6.75%, 05/15/11...........................................   2,500    2,468,750

                                                         Par
                                                        (000)     Value
                                                        -----     -----

DOMESTIC CORPORATE BONDS -- Continued
Banking and Financial Services  -- Continued
Merrill Lynch, Inc.
 6.55%, 08/01/04....................................... $1,000 $  1,027,500
SunTrust Banks, Inc.
 6.25%, 06/01/08.......................................  2,000    1,955,000
Wells Fargo
 6.45%, 02/01/11.......................................  1,500    1,481,250
                                                               ------------
                                                                  8,994,050
                                                               ------------
Computer Software -- 2.7%
IBM
 7.00%, 10/30/25.......................................  1,325    1,318,375
Sun MicroSystems
 7.65%, 08/15/09.......................................  2,000    2,037,500
                                                               ------------
                                                                  3,355,875
                                                               ------------
Consumer Goods & Services -- 1.1%
Unilever
 6.75%, 11/01/03.......................................  1,350    1,407,375
                                                               ------------
Defense -- 2.0%
United Technology
 6.50%, 06/01/09.......................................  2,500    2,518,750
                                                               ------------
Electrical & Electronic -- 1.9%
Motorola, Inc.
 6.50%, 11/15/28.......................................  3,100    2,421,875
                                                               ------------
Food & Beverages -- 3.9%
Anheuser Busch Co., Inc.
 6.75%, 06/01/05.......................................    500      508,750
Coca Cola Co., Inc.
 5.75%, 11/01/08.......................................  1,000      967,500
Kellogg Co.
 5.50%, 04/01/03.......................................  2,125    2,130,313
Pepsico, Inc.
 7.00%, 03/01/29.......................................  1,225    1,225,000
                                                               ------------
                                                                  4,831,563
                                                               ------------
Real Estate -- 1.0%
Operating LP
 6.75%, 02/15/08.......................................  1,250    1,228,125
                                                               ------------
Retail Stores -- 1.0%
Target
 6.35%, 01/15/11.......................................  1,300    1,285,375
                                                               ------------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                             TOTAL RETURN BOND FUND
                      Statement of Net Assets -- Continued
                                  May 31, 2001

                                                              Par
                                                             (000)     Value
                                                             -----     -----

DOMESTIC CORPORATE BONDS -- Continued
Telecommunications -- 4.0%
America Online
 6.625%, 05/15/29..........................................  $1,330 $  1,185,362
Nortel
 6.125%, 02/15/06..........................................   1,350    1,289,250
SBC Communications
 5.75%, 05/02/06...........................................   2,500    2,478,125
                                                                    ------------
                                                                       4,952,737
                                                                    ------------
 TOTAL DOMESTIC CORPORATE BONDS
 (Cost $33,246,036)........................................           33,231,663
                                                                    ------------
FOREIGN BONDS -- 2.6%
Governments -- 2.6%
Bundesobligation
 5.00%, 08/19/05...........................................   1,500    1,284,168
Manitoba Province Canada
 6.125%, 01/19/04..........................................   1,000    1,012,500
Mexico
 6.25%, 12/31/19...........................................   1,000      897,500
                                                                    ------------
 TOTAL FOREIGN BONDS
 (Cost $3,200,382).........................................            3,194,168
                                                                    ------------
ASSET-BACKED SECURITIES -- 0.9%
Auto Loan -- 0.1%
BancOne Auto Grantor Trust
 6.27%, 11/20/03...........................................     159      159,206
                                                                    ------------
Electric Utility -- 0.8%
Comed Transitional Funding Trust
 5.34%, 03/25/04...........................................   1,000    1,007,360
                                                                    ------------
 TOTAL ASSET-BACKED SECURITIES
 (Cost $1,158,675).........................................            1,166,566
                                                                    ------------
U.S. TREASURY OBLIGATIONS -- 4.2%
U.S. Treasury Bonds -- 4.2%
 6.875%, 08/15/25..........................................   1,000    1,117,050
 6.00%, 02/15/26...........................................   4,135    4,162,167
                                                                    ------------
 TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $5,127,977).........................................            5,279,217
                                                                    ------------

                                                              Par
                                                             (000)     Value
                                                             -----     -----

REPURCHASE AGREEMENTS -- 10.3%
Banc of America Securities LLC
(Agreement dated 5/31/01 to be repurchased at $4,756,523
 collateralized by $3,760,000 (Value $4,881,154) U.S.
 Treasury Bonds 8.75%, due 5/15/17) 3.96%, 06/01/01........  $4,756 $  4,756,000
Goldman Sachs Group, Inc.
(Agreement dated 5/31/01 to be repurchased at $4,000,444
 collateralized by $3,235,000 (Value $4,083,743) U.S.
 Treasury Bonds 11.75%, due 2/15/10) 4.00%, 06/01/01.......   4,000    4,000,000
Merrill Lynch Government Securities, Inc.
(Agreement dated 5/31/01 to be repurchased at $4,000,439
 collateralized by $4,000,000 (Value $4,080,543) U.S.
 Treasury Bills 7.5%, due 11/15/01)
 3.95%, 06/01/01...........................................   4,000    4,000,000
                                                                    ------------
 TOTAL REPURCHASE AGREEMENTS
 (Cost $12,756,000)........................................           12,756,000
                                                                    ------------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                            TOTAL RETURN BOND FUND
                     Statement of Net Assets -- Concluded
                                 May 31, 2001

                                                          Number of
                                                           Shares      Value
                                                          ---------    -----
INVESTMENT COMPANIES -- 5.7%
Goldman Sachs Financial Square Prime Obligations Fund...  1,304,348 $  1,304,348
Offit High Yield Bond Fund..............................    645,140    5,812,709
                                                                    ------------
 TOTAL INVESTMENT COMPANIES
 (Cost $7,198,007)......................................               7,117,057
                                                                    ------------
TOTAL INVESTMENTS IN SECURITIES -- 99.3%
 (Cost $122,437,864*)..............................................  123,504,712
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.7%......................      837,457
                                                                    ------------
NET ASSETS -- 100.0%
 (equivalent to $9.81 per share based on 12,674,356 shares
 outstanding)...................................................... $124,342,169
                                                                    ============

                                                                           Value
                                                                           -----
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 ($124,342,169 / 12,674,356).............................................. $9.81
                                                                           =====

--------
* Cost for Federal income tax purposes is $122,827,573. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

   Excess of value over tax cost.................................. $ 1,737,096
   Excess of tax cost over value.................................. $(1,059,957)

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                         MARYLAND TAX-EXEMPT BOND FUND
                            Statement of Net Assets
                                  May 31, 2001

                                                              Par
                                                             (000)     Value
                                                             -----     -----

DISTRICT OF COLUMBIA -- 1.6%
Washington D.C., Metropolitan Transit Authority, RB, INS:
 FGIC
 6.00%, 07/01/09...........................................  $  600 $   672,402
                                                                    -----------
MARYLAND -- 86.3%
Allegany County, PCR, Westvaco Corp. Project
 5.90%, 07/01/04...........................................     200     207,942
Annapolis MD, GO, CPI
 5.00%, 11/01/16...........................................     440     438,574
Baltimore City, GO, CPI, INS: FGIC
 5.00%, 10/15/16...........................................     500     502,815
Baltimore City, RB, Refunding -- Auto Parking Revenue, INS:
 FGIC
 5.90%, 07/01/13...........................................   1,000   1,119,360
Baltimore City, RB, Waste Water Project, INS: FGIC
 5.50%, 07/01/26...........................................     300     305,790
Baltimore County, GO, INS: MBIA
 7.00%, 10/15/10...........................................     450     539,329
Baltimore County, GO, Water Utility Improvements,
 Prerefunded 7/01/02 @ 102
 6.125%, 07/01/12..........................................     300     316,347
Baltimore MD, COP, Board of Education Administration, INS:
 MBIA
 5.25%, 04/01/07...........................................     500     532,950
Baltimore MD, RB, School Systems
 4.85%, 11/01/11...........................................     450     465,790
 5.125%, 11/01/14..........................................     455     467,453
Charles County, GO
 6.25%, 06/01/02...........................................     500     516,755
Frederick County, GO
 5.00%, 07/01/02...........................................     750     767,453
 5.00%, 12/01/08...........................................     400     423,276
 5.00%, 08/01/09...........................................     500     514,695
 5.25%, 07/01/12...........................................     250     263,442
Harford County, GO, CPI, UT
 5.50%, 12/01/07...........................................     920   1,001,466
 5.00%, 12/01/14...........................................     125     134,239
Harford County, GO, CPI, UT, Prerefunded 12/1/07 @ 102
 5.00%, 12/01/14...........................................     125     126,465

                                                             Par
                                                            (000)     Value
                                                            -----     -----

MARYLAND -- Continued
Howard County, GO, CPI
 5.00%, 02/15/06........................................... $  650 $   685,217
Howard County, GO, Prerefunded 8/15/03 @ 102
 5.25%, 08/15/12...........................................    250     265,210
Maryland National Capital Park & Planning Commission --
  Prince George's County, GO, GPI, Prerefunded 7/01/03 @
 102
 5.15%, 07/01/11...........................................     10      10,567
Maryland National Capital Park & Planning Commission --
  Prince George's County, GO, Unrefunded Balance
 6.25%, 01/15/05...........................................    200     217,788
 5.15%, 07/01/11...........................................    290     298,781
 5.375%, 01/15/14..........................................    450     468,274
Maryland State & Local Facilities, GPI, GO
 5.00%, 10/15/04...........................................  1,000   1,049,720
 5.25%, 06/15/06...........................................    500     534,070
 4.50%, 03/01/07...........................................  1,000   1,028,460
 5.50%, 08/01/10...........................................  1,000   1,091,550
Maryland State Community Development, RB, Administration
 Department of Housing & Community Development, Single
 Family
 5.30%, 09/01/10...........................................    250     257,205
 5.80%, 04/01/17...........................................    395     407,849
Maryland State Community Development, RB, Administration
 Department of Housing & Community Development,
 Infrastructure, INS: MBIA
 5.125%, 06/01/17..........................................    325     326,976
 5.15%, 06/01/22...........................................    390     389,501
Maryland State Community Development, RB, Administration
 Department of Housing & Community Development, Multi-
 Family
 5.05%, 05/15/18...........................................    250     246,355

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                         MARYLAND TAX-EXEMPT BOND FUND
                      Statement of Net Assets -- Continued
                                  May 31, 2001

                                                             Par
                                                            (000)     Value
                                                            -----     -----

MARYLAND -- Continued
Maryland State Department of Transportation, RB
 5.00%, 09/01/02........................................... $  500 $   512,420
Maryland State Health & Higher Educational Facilities
 Authority, RB, College of Notre Dame, INS: MBIA
 4.45%, 10/01/12...........................................    290     286,430
 5.30%, 10/01/18...........................................    460     467,075
Maryland State Health & Higher Educational Facilities
 Authority, RB, Helix Health Inc., INS: AMBAC, ETM
 5.125%, 07/01/11..........................................    600     633,564
 5.125%, 07/01/12..........................................    555     581,024
Maryland State Health & Higher Educational Facilities
 Authority, RB, Refunding, Johns Hopkins University
 5.00%, 07/01/11...........................................    500     528,770
 5.125%, 07/01/11..........................................    600     637,302
 5.25%, 07/01/16...........................................    750     772,335
 5.25%, 07/01/17...........................................    500     512,675
 5.125%, 07/01/20..........................................    500     504,860
Maryland State Health & Higher Educational Facilities
 Authority, RB, Loyola College
 5.00%, 10/01/39...........................................    750     712,035
Maryland State Transportation Authority, RB
 5.50%, 07/01/03...........................................  1,000   1,046,760
 5.75%, 07/01/15...........................................    150     152,550
Maryland Water Quality Financing Administration, RB,
 Revolving Loan Fund, Prerefunded 9/01/03 @ 100
 5.40%, 09/01/12...........................................    300     314,202
Montgomery County, GO, CPI
 5.00%, 05/01/18...........................................  1,000     997,690
Montgomery County, RB, Housing Opportunity Community
 Housing Multi-Family, Avalon Knoll
 5.70%, 07/01/10...........................................    150     159,024

                                                              Par
                                                             (000)     Value
                                                             -----     -----

MARYLAND -- Continued
Montgomery County Revenue Authority, RB, Olney Indoor Swim
 Project
 5.25%, 10/01/12...........................................  $  250 $   257,103
Ocean City, GO, INS: FGIC
 5.00%, 03/01/09...........................................     450     473,850
Prince George's County Hospital, RB, Prerefunded 7/01/02 @
 102
 7.20%, 07/01/06...........................................     500     532,880
Prince George's County, GO, CPI, INS: MBIA
 5.20%, 03/15/08...........................................     500     528,625
 5.25%, 03/15/15...........................................     400     409,972
Prince George's County, GO, INS: AMBAC
 5.25%, 03/15/03...........................................     500     518,080
Prince George's County, RB, IDA
 6.00%, 07/01/09...........................................     675     722,952
 5.00%, 10/01/12...........................................     500     518,755
Saint Mary's County, GO
 5.50%, 10/01/14...........................................   1,000   1,052,120
Saint Mary's College, RB, INS: AMBAC
 5.55%, 09/01/30...........................................     500     513,580
University of Maryland, RB, Refunding, Auxiliary Facilities
 & Tuition
 5.125%, 04/01/13..........................................     400     412,048
 5.00%, 04/01/15...........................................     500     503,410
Washington County, GO, INS: FGIC
 5.25%, 01/01/06...........................................     200     208,776
 5.00%, 01/01/16...........................................     675     679,057
 5.50%, 01/01/20...........................................     300     310,446
Washington Suburban Sanitary District, GO, General
 Construction
 5.25%, 06/01/24...........................................     440     441,874
Washington Suburban Sanitary District, GO, General
 Construction, Prerefunded 6/01/01 @ 102
 6.90%, 06/01/09...........................................     285     290,700

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                         MARYLAND TAX-EXEMPT BOND FUND
                     Statement of Net Assets -- Concluded
                                 May 31, 2001

                                                              Par
                                                             (000)     Value
                                                             -----     -----

MARYLAND -- Continued
Wicomico County, GO, INS: FGIC
 4.05%, 02/01/07............................................ $  250 $   251,625
 5.00%, 02/01/15............................................    755     763,411
Worcester County, GO
 5.20%, 08/01/08............................................  1,310   1,385,653
                                                                    -----------
                                                                     35,515,297
                                                                    -----------
PUERTO RICO -- 5.9%
Children's Trust Fund, RB, Puerto Rico Tobacco
 6.00%, 07/01/26............................................    750     785,738
Puerto Rico Commonwealth, GO, GPI, RB, FSA
 5.00%, 07/01/27............................................    305     299,321
Puerto Rico Electric Power Authority, RB, FSA
 4.50%, 07/01/19............................................  1,000     930,790
Puerto Rico Electric Power Authority, RB, MBIA: IBC
 5.00%, 07/01/28............................................    400     392,420
                                                                    -----------
                                                                      2,408,269
                                                                    -----------
 TOTAL MUNICIPAL BONDS
  (Cost $37,460,571)...............................................  38,595,968
                                                                    -----------

                                                           Number of
                                                            Shares      Value
                                                           ---------    -----

INVESTMENT COMPANIES -- 2.5%
Goldman Sachs Financial Square Tax-Free Money Market
 Fund....................................................   384,212  $   384,212
Provident Institutional Funds -- MuniFund................   644,810      644,810
                                                                     -----------
 TOTAL INVESTMENT COMPANIES
 (Cost $1,029,022).......................................              1,029,022
                                                                     -----------
TOTAL INVESTMENTS IN SECURITIES -- 96.3% (Cost $38,489,593*)........  39,624,990
OTHER ASSETS IN EXCESS OF LIABILITIES -- 3.7%.......................   1,505,549
                                                                     -----------
NET ASSETS -- 100.0%
 (equivalent to $10.88 per share based on 3,781,839 shares
 outstanding)....................................................... $41,130,539
                                                                     ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 ($41,130,539 / 3,781,839)..........................................      $10.88
                                                                          ======

--------
* Aggregate cost for Federal income tax purposes. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

   Excess of value over tax cost................................... $1,179,979
   Excess of tax cost over value................................... $  (44,582)

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                       INTERMEDIATE TAX-EXEMPT BOND FUND
                            Statement of Net Assets
                                  May 31, 2001

                                                              Par
                                                             (000)     Value
                                                             -----     -----

Alabama -- 3.7%
Alabama State, GO, Zero Coupon Bond
 0.00%, 10/01/05...........................................  $3,520 $ 2,963,664
                                                                    -----------
Arizona -- 3.9%
Arizona State Transportation Board Highway, RB, Prerefunded
 7/1/02 @ 101.5
 6.50%, 07/01/02...........................................   2,000   2,106,700
Mesa, GO, INS: AMBAC
 6.00%, 07/01/02...........................................   1,000   1,033,010
                                                                    -----------
                                                                      3,139,710
                                                                    -----------
Delaware -- 2.6%
Delaware Transportation Authority, RB
 5.70%, 07/01/06...........................................   2,000   2,078,560
                                                                    -----------
District of Columbia -- 1.3%
District of Columbia, RB, Howard University, INS: MBIA
 5.25%, 10/01/02...........................................   1,000   1,028,520
                                                                    -----------
Florida -- 6.7%
Broward County, RB, Resource Recovery, Wheelabrator
 5.00%, 12/01/02...........................................   1,000   1,022,890
Florida State, RB, Dept. of Environmental Protection
 5.75%, 07/01/07...........................................   1,000   1,093,480
Florida State, GO, Dept. of Transportation -- Right of Way,
 Prerefunded 07/01/05 @ 101
 5.80%, 07/01/18...........................................   2,000   2,180,920
St. Lucie County, RB, INS: MBIA
 5.50%, 04/01/10...........................................   1,000   1,082,680
                                                                    -----------
                                                                      5,379,970
                                                                    -----------
Georgia -- 6.0%
Fulton County, GO, Prerefunded 1/01/04 @ 102
 5.40%, 01/01/08...........................................   1,000   1,065,640
Georgia State, GO
 6.50%, 12/01/03...........................................   1,500   1,617,510
 5.50%, 08/01/06...........................................   2,000   2,158,700
                                                                    -----------
                                                                      4,841,850
                                                                    -----------

                                                          Par
                                                         (000)     Value
                                                         -----     -----

Illinois -- 5.6%
Chicago Water Reclamation Greater Chicago, RB
 5.60%, 12/01/09........................................ $1,050 $ 1,141,550
Illinois State, RB, Highway Toll Authority, Prerefunded
 01/01/03 @ 102
 6.375%, 01/01/15.......................................  1,500   1,600,710
University of Illinois, COP, MBIA, Utility
 Infrastructure Projects
 5.75%, 08/15/08........................................  1,605   1,750,702
                                                                -----------
                                                                  4,492,962
                                                                -----------
Iowa -- 1.9%
Cedar Falls Bond Anticipation Notes, RB, Community
 School, Infrastructure
 5.00%, 06/01/03........................................  1,500   1,547,235
                                                                -----------
Kentucky -- 3.9%
Kentucky State Turnpike Authority, RB, Economic
 Development Road Revenue, INS: AMBAC
 5.00%, 07/01/02........................................  2,000   2,043,980
Kentucky State Turnpike Authority, RB, Revitalization,
 INS: FSA
 5.50%, 07/01/10........................................  1,000   1,081,520
                                                                -----------
                                                                  3,125,500
                                                                -----------
Louisiana -- 1.3%
Louisiana State, GO, INS: AMBAC
 5.50%, 04/01/08........................................  1,000   1,081,070
                                                                -----------
Maryland -- 3.6%
Baltimore, RB, INS: FGIC,
 Exchanged-Service
 5.90%, 07/01/09........................................  1,285   1,434,137
Maryland State, RB, Dept. of Transportation
 5.00%, 09/01/04........................................  1,400   1,467,634
                                                                -----------
                                                                  2,901,771
                                                                -----------
Massachusetts -- 2.4%
Massachusetts State, GO
 5.75%, 06/01/09........................................  1,750   1,925,000
                                                                -----------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                       INTERMEDIATE TAX-EXEMPT BOND FUND
                      Statement of Net Assets -- Continued
                                  May 31, 2001

                                                             Par
                                                            (000)     Value
                                                            -----     -----

Michigan -- 8.1%
Michigan Municipal Bond Authority, RB, Clean Water
 5.50%, 10/01/04........................................... $2,000 $ 2,126,900
Michigan Municipal Bond Authority, RB, Drinking Water
 5.25%, 10/01/08...........................................  2,145   2,289,766
Michigan State Building Authority, RB, State Police
 Communications
 5.50%, 10/01/09...........................................  1,900   2,057,966
                                                                   -----------
                                                                     6,474,632
                                                                   -----------
Mississippi -- 1.3%
Mississippi State, GO
 5.00%, 12/01/06...........................................  1,000   1,055,900
                                                                   -----------
Nebraska -- 2.3%
Nebraska Public Power District, RB, INS: MBIA
 5.00%, 01/01/03...........................................  1,760   1,807,344
                                                                   -----------
New Jersey -- 3.2%
New Jersey Environmental Infrastructure, RB
 5.00%, 09/01/09...........................................  1,055   1,116,211
New Jersey State Educational Facility Authority, RB,
 Princeton University
 4.75%, 07/01/07...........................................  1,410   1,478,864
                                                                   -----------
                                                                     2,595,075
                                                                   -----------
New York -- 1.0%
New York City, RB, Water & Sewer Systems
 5.00%, 06/15/05...........................................    750     788,745
                                                                   -----------
North Carolina -- 2.6%
Guilford County, GO, Recreational and School Improvements
 5.00%, 10/01/04...........................................  1,000   1,048,210
Wake County, GO, School Improvements
 4.50%, 02/01/11...........................................  1,000   1,006,180
                                                                   -----------
                                                                     2,054,390
                                                                   -----------

                                                             Par
                                                            (000)     Value
                                                            -----     -----

Ohio -- 8.6%
Columbus, GO, Public Improvements
 6.00%, 06/15/07........................................... $2,000 $ 2,215,720
Ohio State Building Authority, Lausche Office Building, RB
 6.00%, 10/01/03...........................................  2,385   2,529,340
Ohio State University, GO, University Improvements
 5.25%, 02/01/06...........................................  2,000   2,119,080
                                                                   -----------
                                                                     6,864,140
                                                                   -----------
Oklahoma -- 3.6%
Oklahoma City, GO
 6.00%, 03/01/03...........................................  1,750   1,828,803
Oklahoma Housing Development Authority, RB
 5.10%, 11/01/05...........................................  1,000   1,028,120
                                                                   -----------
                                                                     2,856,923
                                                                   -----------
Oregon -- 1.7%
Lane County, Oregon Community College, GO
 5.20%, 06/01/02...........................................  1,300   1,328,938
                                                                   -----------
Pennsylvania -- 8.1%
Allegheny County, RB, INS: MBIA
 5.50%, 12/01/02...........................................  1,595   1,652,165
Pennsylvania State IDA, RB, INS: AMBAC, Economic
 Development
 5.50%, 07/01/05...........................................  2,500   2,665,675
Pennsylvania State Turnpike Commission, RB, INS: FGIC
 5.50%, 06/01/06...........................................  1,000   1,074,710
Philadelphia Water & Wastewater, RB, INS: MBIA
 5.50%, 06/15/07...........................................  1,000   1,074,640
                                                                   -----------
                                                                     6,467,190
                                                                   -----------
South Carolina -- 2.5%
South Carolina State Public Service Authority, Santee
 Cooper, RB, Prerefunded 7/1/02 @ 102
 6.40%, 07/01/06...........................................  1,900   2,009,003
                                                                   -----------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                       INTERMEDIATE TAX-EXEMPT BOND FUND
                     Statement of Net Assets -- Concluded
                                 May 31, 2001

                                                               Par
                                                              (000)     Value
                                                              -----     -----

Tennessee -- 1.4%
Shelby County, GO
 5.50%, 08/01/08............................................  $1,000 $ 1,084,070
                                                                     -----------
Virginia -- 4.2%
Richmond, GO, Prerefunded
 7/15/02 @ 102
 6.40%, 07/15/12............................................   1,000   1,056,990
Virginia State Public Building Authority, RB
 5.50%, 08/01/02............................................   1,210   1,243,916
 5.00%, 04/01/03............................................   1,000   1,032,110
                                                                     -----------
                                                                       3,333,016
                                                                     -----------
Washington -- 1.3%
Washington State, GO, Prerefunded 9/1/01 @ 101
 6.30%, 09/01/02............................................   1,000   1,018,080
                                                                     -----------
Wisconsin -- 4.2%
North Central Technical College, GO
 5.40%, 09/01/04............................................   1,075   1,136,630
Wisconsin State, GO
 6.125%, 11/01/06...........................................   2,000   2,221,080
                                                                     -----------
                                                                       3,357,710
                                                                     -----------
 TOTAL MUNICIPAL BONDS
 (Cost $75,496,253).........................................          77,600,968
                                                                     -----------

                                                           Number of
                                                            Shares      Value
                                                           ---------    -----

INVESTMENT COMPANIES -- 0.5%
Goldman Sachs Financial Square Tax-Free Money Market Fund   252,873  $   252,873
Provident Institutional Funds --  MuniFund...............   166,561      166,561
                                                                     -----------
 TOTAL INVESTMENT COMPANIES
 (Cost $419,434).........................................                419,434
                                                                     -----------
TOTAL INVESTMENTS IN SECURITIES -- 97.5%
 (Cost $75,915,687*).....................................             78,020,402
ASSETS IN EXCESS OF OTHER LIABILITIES -- 2.5%.......................   2,026,973
                                                                     -----------
NET ASSETS -- 100.0%
 (equivalent to $10.00 per share based on 8,007,564 shares
 outstanding)....................................................... $80,047,375
                                                                     ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 ($80,047,375 / 8,007,564)..........................................      $10.00
                                                                          ======

--------
* Aggregate cost for Federal income tax purposes. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

   Excess of value over tax cost................................... $2,112,080
   Excess of tax cost over value................................... $   (7,365)

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                         NATIONAL TAX-EXEMPT BOND FUND
                            Statement of Net Assets
                                  May 31, 2001

                                                            Par
                                                           (000)     Value
                                                           -----     -----

Arizona -- 3.8%
Arizona State Transportation, RB
 5.50%, 07/01/04.......................................... $2,190 $  2,317,787
Maricopa County, School District No. 028 Kyrene
 Elementary, GO, INS: MBIA
 5.00%, 07/01/12..........................................  1,500    1,555,500
Mesa, GO, INS: AMBAC
 6.00%, 07/01/02..........................................  1,000    1,033,010
Tempe Excise Tax, RB
 5.00%, 07/01/02..........................................  2,000    2,045,040
                                                                  ------------
                                                                     6,951,337
                                                                  ------------
Arkansas -- 0.8%
Arkansas State, GO
 5.25%, 08/01/05..........................................  1,425    1,512,666
                                                                  ------------
California -- 4.6%
California State, GO
 5.50%, 03/01/12..........................................  2,000    2,110,920
California State Public Works, RB, Department of
 Corrections, INS: AMBAC
 5.25%, 06/01/11..........................................  2,000    2,144,560
California Veterans Bonds, GO, INS: FSA
 5.15%, 12/01/15..........................................  2,250    2,291,805
Los Angeles Wastewater, RB, INS: MBIA
 4.00%, 06/01/14..........................................  2,000    1,855,820
                                                                  ------------
                                                                     8,403,105
                                                                  ------------
Colorado -- 6.2%
Arapahoe County, District No. 5 Cherry Creek, GO, SAW
 5.50%, 12/15/12..........................................  1,750    1,857,502
 6.00%, 12/15/13..........................................  1,000    1,094,870
Broomfield Open Space Parks and Recreation, COP, INS:
 AMBAC
 5.00%, 12/01/03..........................................  2,425    2,526,850
Colorado Department of Transportation, RB, TRAN,
 INS: AMBAC
 6.00%, 06/15/15..........................................  2,000    2,208,440

                                                         Par
                                                        (000)     Value
                                                        -----     -----

Colorado -- Continued
Colorado Springs, RB, Utility Revenue, ETM
 5.875%, 11/15/17...................................... $1,500 $  1,638,105
Denver City and County, COP, INS: AMBAC
 5.75%, 12/01/18.......................................  1,750    1,851,710
                                                               ------------
                                                                 11,177,477
                                                               ------------
Florida -- 6.9%
Broward County, RB, Florida Resource Recovery
 5.00%, 12/01/04.......................................  2,000    2,074,420
Florida Intergovernmental Finance, RB
 5.00%, 05/01/11.......................................  2,000    2,074,280
 5.50%, 05/01/13.......................................  1,010    1,070,075
Florida State Board of Education, GO, Capital Outlay
 5.50%, 06/01/11.......................................  1,325    1,432,868
Florida State Department of Transportation, GO,
 Prerefunded 7/1/05 @ 101
 5.80%, 07/01/18.......................................  1,240    1,352,170
Florida State, RB, Department of Environmental
 Protection, INS: AMBAC
 6.00%, 07/01/12.......................................  1,000    1,127,780
Hillsborough County Solid Waste, RB, INS: MBIA
 5.40%, 10/01/04.......................................  2,000    2,115,520
Hillsborough County Capital Improvement Program, RB,
 INS: FGIC
 6.00%, 08/01/05.......................................  1,210    1,318,162
                                                               ------------
                                                                 12,565,275
                                                               ------------
Georgia -- 5.3%
Georgia State, GO
 6.50%, 08/01/03.......................................  2,525    2,697,079
 6.00%, 07/01/12.......................................  2,000    2,213,520
Private Colleges & Universities, RB, Emory University
 5.75%, 11/01/15.......................................  2,320    2,500,728
 5.75%, 11/01/16.......................................  2,000    2,143,920
                                                               ------------
                                                                  9,555,247
                                                               ------------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                         NATIONAL TAX-EXEMPT BOND FUND
                      Statement of Net Assets -- Continued
                                  May 31, 2001

                                                          Par
                                                         (000)     Value
                                                         -----     -----

Illinois -- 3.3%
Chicago Metropolitan Water Reclamation Greater Chicago,
 GO
 5.50%, 12/01/12.......................................  $2,000 $  2,149,980
Chicago Wastewater Transmission, RB, INS: MBIA
 6.00%, 01/01/13.......................................   1,545    1,695,684
Cook College, GO, INS: FGIC
 5.625%, 11/15/02......................................   2,000    2,072,200
                                                                ------------
                                                                   5,917,864
                                                                ------------
Indiana -- 0.5%
Indiana Transportation Finance Authority, RB, Highway
 Revenue
 5.00%, 12/01/16.......................................   1,000      993,600
                                                                ------------
Kansas -- 3.3%
Johnson County, GO
 5.45%, 09/01/02.......................................   2,120    2,181,819
Kansas State Development Finance Authority, RB, PCR
 6.00%, 11/01/14.......................................   2,000    2,206,920
Kansas State, RB, Turnpike Authority, INS: AMBAC
 5.50%, 09/01/06.......................................   1,500    1,617,795
                                                                ------------
                                                                   6,006,534
                                                                ------------
Louisiana -- 1.5%
New Orleans Exhibit Hall, Special Tax, INS: FGIC
 6.50%, 07/15/02.......................................   1,195    1,240,051
State of Louisiana, GO, INS: AMBAC
 5.50%, 04/15/05.......................................   1,450    1,545,178
                                                                ------------
                                                                   2,785,229
                                                                ------------
Maryland -- 2.9%
Howard County, GO, CPI
 4.25%, 02/15/08.......................................   1,135    1,147,474
Maryland State & Local Facilities, GO, GPI
 5.50%, 03/01/08.......................................   1,000    1,084,700

                                                             Par
                                                            (000)     Value
                                                            -----     -----

Maryland -- Continued
Maryland State Community Development, RB, Administration
 Department of Housing & Community Development,
 Multi-Family
 6.70%, 05/15/27..........................................  $1,000 $  1,026,440
Maryland State Community Development, RB, Administration
 Department of Housing & Community Development,
 Single Family
 6.55%, 04/01/17..........................................   1,205    1,251,139
Washington Suburban Sanitation District, GO
 5.25%, 06/01/16..........................................     650      673,953
                                                                   ------------
                                                                      5,183,706
                                                                   ------------
Massachusetts -- 4.7%
Massachusetts Bay Transportation Authority, RB, General
 Transportation
 6.25%, 03/01/05..........................................   1,800    1,961,406
Massachusetts Bay Transportation Authority, Special
 Assessment
 5.75%, 07/01/15..........................................   1,000    1,066,140
Massachusetts State Special Obligation, RB, Prerefunded
 06/01/02 @100, INS: AMBAC
 6.00%, 06/01/13..........................................   1,600    1,649,104
Massachusetts State, GO, Transit Improvements
 6.00%, 02/01/14..........................................   2,000    2,199,380
Massachusetts State Water Pollution, RB
 5.25%, 08/01/07..........................................   1,500    1,603,020
                                                                   ------------
                                                                      8,479,050
                                                                   ------------
Michigan -- 1.6%
Michigan State Building Authority, RB, Prerefunded 10/1/01
 @ 102, INS: AMBAC
 6.75%, 10/01/07..........................................   1,800    1,858,194
Michigan State, GO
 5.00%, 12/01/04..........................................   1,000    1,049,530
                                                                   ------------
                                                                      2,907,724
                                                                   ------------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                         NATIONAL TAX-EXEMPT BOND FUND
                      Statement of Net Assets -- Continued
                                  May 31, 2001

                                                             Par
                                                            (000)     Value
                                                            -----     -----

Minnesota -- 0.6%
Minnesota State, GO, Prerefunded 10/01/04 @ 100
 6.00%, 10/01/14..........................................  $1,000 $  1,078,360
                                                                   ------------
Missouri -- 3.0%
Farmington School District No. R 7, GO, INS: State Aid
 Direct Deposit
 5.70%, 03/01/15..........................................   1,065    1,117,941
Missouri State Board of Public Buildings, RB, Special
 Obligation
 5.75%, 05/01/09..........................................   1,500    1,651,785
St. Louis Airport Revenue, RB, Lambert/St. Louis
 International Airport, INS: FGIC
 5.125%, 07/01/12.........................................   2,500    2,605,650
                                                                   ------------
                                                                      5,375,376
                                                                   ------------
New Jersey -- 2.1%
New Jersey State, GO
 5.75%, 02/15/06..........................................   1,000    1,083,510
New Jersey Transportation Corp., RB, BAN, INS: AMBAC
 5.50%, 02/01/08..........................................   2,500    2,703,425
                                                                   ------------
                                                                      3,786,935
                                                                   ------------
New York -- 6.1%
New York City, GO
 5.25%, 08/01/15..........................................   1,000    1,015,670
New York City Municipal Water Finance Authority, RB, Water
 & Sewer Systems
 5.25%, 06/15/08..........................................   1,000    1,070,850
New York City Transitional Finance Authority, RB, Income &
 Sales Tax Revenue
 5.50%, 02/01/10..........................................   2,650    2,865,710
 5.25%, 05/01/14..........................................   2,315    2,387,969
New York State Environmental Facility, RB
 6.00%, 06/15/18..........................................   2,000    2,184,740
Westchester County, GO, Partially ETM
 6.70%, 02/01/05..........................................   1,460    1,617,870
                                                                   ------------
                                                                     11,142,809
                                                                   ------------
North Carolina -- 1.3%
North Carolina State, GO, GPI
 4.50%, 03/01/08..........................................  $1,260 $  1,289,345
 4.50%, 03/01/09..........................................   1,000    1,018,260
                                                                   ------------
                                                                      2,307,605
                                                                   ------------
Ohio -- 5.7%
Columbus, GO
 5.50%, 11/15/10..........................................   2,500    2,724,700
Ohio Public Facilities Commission, Mental Health, RB
 5.125%, 06/01/04.........................................   1,000    1,045,150
Ohio State Higher Education, RB, Capital Facilities
 5.50%, 12/01/07..........................................   2,000    2,166,400
Ohio State, GO
 6.65%, 09/01/09..........................................   2,000    2,273,620
 5.75%, 02/01/14..........................................   2,000    2,134,600
                                                                   ------------
                                                                     10,344,470
                                                                   ------------
Oregon -- 5.2%
Jackson County School District No. 6 Central Point, GO,
 INS: FGIC
 5.75%, 06/15/15..........................................   2,060    2,201,975
Jackson County School District No. 9 Eagle Point, GO, INS:
 FGIC
 5.625%, 06/15/15.........................................   2,070    2,184,388
Multnomah County, GO
 5.25%, 04/01/07..........................................   2,635    2,804,431
Portland Urban Renewal, Tax Allocation, RB, Oregon
 Conventional Center, INS: AMBAC
 6.00%, 06/15/13..........................................   2,000    2,235,500
                                                                   ------------
                                                                      9,426,294
                                                                   ------------
Pennsylvania -- 6.2%
Allegheny County, RB, INS: MBIA
 5.75%, 12/01/13..........................................   1,150    1,254,524
Pennsylvania Intergovernmental Co-op Authority, RB,
 Special Tax, Philadelphia Funding Program, INS: FGIC
 5.00%, 06/15/04..........................................   1,000    1,042,440

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                         NATIONAL TAX-EXEMPT BOND FUND
                      Statement of Net Assets -- Continued
                                  May 31, 2001

                                                            Par
                                                           (000)     Value
                                                           -----     -----

Pennsylvania -- Continued
Pennsylvania State, GO
 5.75%, 01/15/09.......................................... $1,315 $  1,441,161
Pennsylvania State Higher Educational Facilities, RB,
 Marywood University, INS: MBIA
 5.25%, 06/01/03..........................................  1,235    1,281,226
Pennsylvania State Turnpike Commission, RB, INS: FGIC
 5.50%, 06/01/06..........................................  2,000    2,149,420
Philadelphia Water & Wastewater, RB, INS: AMBAC
 5.00%, 12/15/05..........................................  2,000    2,104,900
Pittsburgh Water & Sewer, RB, INS: FGIC, ETM
 6.00%, 09/01/16..........................................  1,755    1,936,502
                                                                  ------------
                                                                    11,210,173
                                                                  ------------
Puerto Rico -- 1.3%
Puerto Rico Commonwealth Highway & Transportation
 Authority, RB, INS: MBIA - IBC
 5.50%, 07/01/13..........................................  2,140    2,327,164
                                                                  ------------
Rhode Island -- 2.2%
Rhode Island State, GO, INS: FGIC
 6.00%, 07/15/10..........................................  2,415    2,651,767
Rhode Island State, GO, Prerefunded 6/15/02 @ 102, INS:
 FGIC
 6.25%, 06/15/02..........................................  1,250    1,305,650
                                                                  ------------
                                                                     3,957,417
                                                                  ------------
South Carolina -- 1.6%
South Carolina Transportation Infrastructure, RB, GPI,
 INS: MBIA
 5.50%, 10/01/06..........................................  2,705    2,919,128
                                                                  ------------
Tennessee -- 2.6%
Nashville & Davidson County, GO, GPI
 5.25%, 10/15/09..........................................  3,500    3,743,950
Shelby County, GO
 5.00%, 08/01/05..........................................  1,000    1,050,780
                                                                  ------------
                                                                     4,794,730
                                                                  ------------
Texas -- 1.8%
Austin Utility Systems, RB, Unrefunded Balance, INS: FSA
 5.75%, 11/15/03..........................................  2,000    2,111,720

                                                              Par
                                                             (000)     Value
                                                             -----     -----

Texas -- Continued
Bexar County, RB, Venue Project, INS: MBIA
 5.25%, 08/15/04...........................................  $1,035 $  1,085,725
                                                                    ------------
                                                                       3,197,445
                                                                    ------------
Utah -- 1.7%
Salt Lake City, GO
 6.00%, 12/15/03...........................................   1,500    1,600,815
Utah Water Finance Agency, RB, INS: AMBAC
 5.50%, 10/01/09...........................................   1,410    1,473,027
                                                                    ------------
                                                                       3,073,842
                                                                    ------------
Virginia -- 6.5%
Fairfax County, GO
 5.50%, 06/01/02...........................................   2,315    2,376,903
Hampton, GO, GPI
 5.75%, 02/01/15...........................................   1,490    1,609,468
Montgomery County IDA, RB, INS: AMBAC
 6.00%, 01/15/11...........................................   1,000    1,092,950
Newport News, GO, INS: MBIA
 5.375%, 07/01/05..........................................   2,300    2,443,428
Norfolk, GO, INS: MBIA
 5.75%, 06/01/13...........................................   1,500    1,575,840
Virginia State Public Schools, RB
 5.00%, 04/01/03...........................................   1,000    1,032,110
 5.50%, 08/01/08...........................................   1,500    1,630,950
                                                                    ------------
                                                                      11,761,649
                                                                    ------------
Washington -- 1.2%
Washington State Power Supply, RB
 5.50%, 07/01/03...........................................   2,000    2,083,700
                                                                    ------------
Wisconsin -- 1.3%
Sun Prairie Area School District, GO, INS: FSA
 6.00%, 03/01/14...........................................   1,180    1,289,693
Wisconsin State, GO
 6.20%, 05/01/06...........................................   1,000    1,104,570
                                                                    ------------
                                                                       2,394,263
                                                                    ------------
 TOTAL MUNICIPAL BONDS
 (Cost $169,925,562).......................................          173,620,174
                                                                    ------------

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                         NATIONAL TAX-EXEMPT BOND FUND
                     Statement of Net Assets -- Concluded
                                 May 31, 2001

                                                          Number of
                                                           Shares      Value
                                                          ---------    -----

INVESTMENT COMPANIES -- 4.2%
Goldman Sachs Financial Square Tax-Free Money Market
 Fund...................................................  2,993,577 $  2,993,577
Provident Institutional Funds -- MuniFund...............  4,691,159    4,691,159
                                                                    ------------
 TOTAL INVESTMENT COMPANIES
 (Cost $7,684,736)......................................               7,684,736
                                                                    ------------

                                                                     Value
                                                                     -----

TOTAL INVESTMENTS IN SECURITIES -- 100.0%
 (Cost $177,610,298*)............................................ $181,304,910
LIABILITIES IN EXCESS OF OTHER ASSETS -- 0.0%....................       (8,203)
                                                                  ------------
NET ASSETS -- 100.0%
 (equivalent to $9.91 per share based on 18,294,277 shares
 outstanding).................................................... $181,296,707
                                                                  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 ($181,296,707 / 18,294,277).....................................        $9.91
                                                                         =====

--------
* Aggregate cost for Federal income tax purposes. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

   Excess of value over tax cost................................... $4,106,365
   Excess of tax cost over value................................... $ (411,753)

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                            INVESTMENT ABBREVIATIONS

             ADR    American Depository Receipt
             AMBAC  American Municipal Bond Assurance Corp.
             ARM    Adjustable Rate Mortgage
             BAN    Bond Anticipation Notes
             CGI    Consolidated General Improvement
             COP    Certificates of Participation
             CPI    Consolidated Public Improvement
             ETM    Escrowed to Maturity in U.S. Government Obligations
             FGIC   Financial Guaranty Insurance Co.
             FRN    Floating Rate Notes
             FSA    Financial Surety Assurance
             GDR    Global Depository Receipt
             GO     General Obligation
             GPI    General Public Improvement
             GTD    Guaranteed
             IDA    Industrial Development Authority
             INS    Insured
             LIC    Line of Credit
             LOC    Letter of Credit
             MBIA   Municipal Bond Investor Association
             MPB    Municipal Put Bonds
             PCR    Pollution Control Revenue
             PCRB   Pollution Control Revenue Bonds
             PSFG   Permanent School Fund Guaranty
             RAN    Revenue Anticipation Notes
             RB     Revenue Bonds
             SAW    State Aid Withholding
             SPA    Standby Purchase Agreement
             TAN    Tax Anticipation Notes
             TECP   Tax-Exempt Commercial Paper
             TIPS   Treasury Inflation Protected Securities
             TRAN   Tax and Revenue Anticipation Notes
             UT     Unlimited Tax
             VRDN   Variable Rate Demand Notes

                             M.S.D.&T. Funds, Inc.
                            Statements of Operations
                        For the Year Ended May 31, 2001

                                             Prime       Government    Tax-Exempt
                                          Money Market  Money Market  Money Market
                                              Fund          Fund          Fund
                                          ------------  ------------  ------------
INVESTMENT INCOME:
 Interest...............................  $36,355,403   $25,571,512    $7,752,971
                                          -----------   -----------    ----------
EXPENSES:
 Investment advisory fees...............    1,497,590     1,061,360       505,337
 Administration fees....................      748,795       530,680       252,669
 Accounting agent fees..................      119,807        84,909        60,640
 Custodian fees.........................       56,071        38,489        18,226
 Directors' fees........................       20,921        17,464         6,758
 Transfer agent fees....................       25,656        17,298        16,342
 Professional services..................       99,985        70,553        33,825
 Other..................................       73,695        34,770        27,775
                                          -----------   -----------    ----------
                                            2,642,520     1,855,523       921,572
 Fees waived by Investment Advisor......     (119,807)     (127,363)      (60,641)
 Fees waived by Administrator...........     (276,182)     (136,018)     (102,450)
 Expenses paid indirectly...............         (146)         (102)         (475)
                                          -----------   -----------    ----------
  TOTAL EXPENSES........................    2,246,385     1,592,040       758,006
                                          -----------   -----------    ----------
NET INVESTMENT INCOME...................   34,109,018    23,979,472     6,994,965
                                          -----------   -----------    ----------
REALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on investments
  sold..................................       21,817            --            --
                                          -----------   -----------    ----------
 Net gain (loss) on investments.........       21,817            --            --
                                          -----------   -----------    ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS..............  $34,130,835   $23,979,472    $6,994,965
                                          ===========   ===========    ==========

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                            Statements of Operations

                                                                         Capital     International    Diversified
                                                                      Opportunities     Equity        Real Estate
                            Growth &         Equity        Equity          Fund          Fund            Fund
                          Income Fund     Income Fund   Growth Fund   For the Period    For the         For the
                            For the         For the       For the        July 5,      Year Ended      Year Ended
                           Year Ended      Year Ended    Year Ended   2000/1/ to May    May 31,         May 31,
                          May 31, 2001    May 31, 2001  May 31, 2001     31, 2001        2001            2001
                          ------------    ------------  ------------  -------------- -------------    -----------
INVESTMENT INCOME:
 Interest...............  $  1,430,131    $    294,351  $    373,454   $   113,528   $    239,575     $   82,697
 Dividends..............     5,781,773/2/    2,478,534       462,460        93,531      1,663,674/3/   1,147,322
                          ------------    ------------  ------------   -----------   ------------     ----------
  TOTAL INVESTMENT
   INCOME...............     7,211,904       2,772,885       835,914       207,059      1,903,249      1,230,019
                          ------------    ------------  ------------   -----------   ------------     ----------
EXPENSES:
 Investment advisory
  fees..................     2,953,528         778,818       478,368       242,097        883,629        159,310
 Administration fees....       615,318         162,254        99,660        23,278        131,836         24,892
 Accounting agent fees..       147,676          38,941        23,918         5,587         52,735          5,974
 Custodian fees.........        44,420          12,220         8,014         1,716         79,087          1,956
 Directors' fees........        19,676           6,208         3,234           569          4,560            611
 Transfer agent fees....        39,209          18,067        21,565        14,291         22,671         16,483
 Professional services..        81,759          21,537        13,211        37,007         17,595          3,338
 Registration fees......        25,362           5,641        10,221         8,275          6,920          5,877
 Printing costs.........         8,517           7,077         4,432        17,436         22,145            956
 Other..................        25,972           4,937         4,227         3,242          8,858          3,220
                          ------------    ------------  ------------   -----------   ------------     ----------
                             3,961,437       1,055,700       666,850       353,498      1,230,036        222,617
 Fees waived by
  Investment Advisors...      (515,600)       (147,056)      (88,801)     (111,235)       (98,874)       (19,482)
 Fees waived by
  Administrator.........            --              --       (19,932)       (9,311)       (52,734)        (3,978)
 Expenses paid
  indirectly............           (51)            (23)          (20)         (167)            --            (19)
                          ------------    ------------  ------------   -----------   ------------     ----------
  TOTAL EXPENSES........     3,445,786         908,621       558,097       232,785      1,078,428        199,138
                          ------------    ------------  ------------   -----------   ------------     ----------
NET INVESTMENT INCOME
 (LOSS).................     3,766,118       1,864,264       277,817       (25,726)       824,821      1,030,881
                          ------------    ------------  ------------   -----------   ------------     ----------
REALIZED AND UNREALIZED
 GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN
 CURRENCY:
 Net realized gain
  (loss) from:
 Investments............    51,305,974      13,471,573     4,325,513    (5,599,758)   (10,296,718)       384,785
 Foreign currency
  transactions..........        (3,220)             --            --            --       (469,734)            --
                          ------------    ------------  ------------   -----------   ------------     ----------
                            51,302,754      13,471,573     4,325,513    (5,599,758)   (10,766,452)       384,785
                          ------------    ------------  ------------   -----------   ------------     ----------
 Change in net
  unrealized
  appreciation
  (depreciation):
 Investments............   (92,820,117)    (15,211,556)  (23,821,527)    2,835,145     (6,085,408)     1,714,476
 Translation of assets
  and liablilities in
  foreign currencies....          (705)             --            --            --       (492,480)            --
                          ------------    ------------  ------------   -----------   ------------     ----------
                           (92,820,822)    (15,211,556)  (23,821,527)    2,835,145     (6,577,888)     1,714,476
                          ------------    ------------  ------------   -----------   ------------     ----------
 Net gain (loss) on
  investments and
  foreign currency
  transactions..........   (41,518,068)     (1,739,983)  (19,496,014)   (2,764,613)   (17,344,340)     2,099,261
                          ------------    ------------  ------------   -----------   ------------     ----------
NET INCREASE (DECREASE)
 IN NET ASSETS RESULTING
 FROM OPERATIONS........  $(37,751,950)   $    124,281  $(19,218,197)  $(2,790,339)  $(16,519,519)    $3,130,142
                          ============    ============  ============   ===========   ============     ==========

/1/Commencement of operations
--------
/2/Net of witholding taxes of $14,977
/3/Net of witholding taxes of $215,311

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                            Statements of Operations
                        For the Year Ended May 31, 2001

                            Limited       Total      Maryland   Intermediate  National
                           Maturity      Return     Tax-Exempt   Tax-Exempt  Tax-Exempt
                           Bond Fund    Bond Fund   Bond Fund    Bond Fund    Bond Fund
                          -----------  -----------  ----------  ------------ -----------
INVESTMENT INCOME:
 Interest...............  $10,050,998  $ 8,795,472  $1,849,503   $3,718,234  $ 9,040,841
                          -----------  -----------  ----------   ----------  -----------
EXPENSES:
 Investment advisory
  fees..................      565,259      453,533     191,663      405,896      898,277
 Administration fees....      201,878      161,976      47,916      101,474      224,569
 Accounting agent fees..       48,451       38,874      15,333       32,472       71,862
 Custodian fees.........       14,723       11,791       3,278        7,636       16,382
 Directors' fees........        6,408        5,072       1,343        3,223        6,955
 Transfer agent fees....       24,226       17,194      18,662       16,006       16,457
 Professional services..       26,888       21,579       6,395       13,525       29,939
 Registration fees......        8,410        4,657       4,691        2,941        3,371
 Pricing service fees...        8,195       22,463      10,136        6,840       13,879
 Other..................       10,607        8,574       2,693        5,536       11,615
                          -----------  -----------  ----------   ----------  -----------
                              915,045      745,713     302,110      595,549    1,293,306
 Fees waived by
  Investment Advisor....     (147,564)    (159,087)   (122,169)    (227,302)    (467,104)
 Fees waived by
  Administrator.........      (40,376)      (2,820)     (7,418)      (2,741)     (17,608)
 Expenses paid
  indirectly............         (344)        (693)        (26)        (199)        (143)
                          -----------  -----------  ----------   ----------  -----------
  TOTAL EXPENSES........      726,761      583,113     172,497      365,307      808,451
                          -----------  -----------  ----------   ----------  -----------
NET INVESTMENT INCOME...    9,324,237    8,212,359   1,677,006    3,352,927    8,232,390
                          -----------  -----------  ----------   ----------  -----------
REALIZED AND UNREALIZED
 GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain
  (loss)................      535,077      894,598     184,863        9,278    5,903,264
 Change in net
  unrealized
  appreciation
  (depreciation)........    5,561,174    4,286,265   2,030,382    3,093,840    3,767,705
                          -----------  -----------  ----------   ----------  -----------
 Net gain (loss) on
  investments...........    6,096,251    5,180,863   2,215,245    3,103,118    9,670,969
                          -----------  -----------  ----------   ----------  -----------
NET INCREASE (DECREASE)
 IN NET ASSETS RESULTING
 FROM OPERATIONS........  $15,420,488  $13,393,222  $3,892,251   $6,456,045  $17,903,359
                          ===========  ===========  ==========   ==========  ===========

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                      Statements of Changes in Net Assets

                             Prime         Prime       Government    Government
                          Money Market  Money Market  Money Market  Money Market
                          Fund For the  Fund For the  Fund For the  Fund For the
                           Year Ended    Year Ended    Year Ended    Year Ended
                          May 31, 2001  May 31, 2000  May 31, 2001  May 31, 2000
                          ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS:
Operations:
 Net investment income..  $ 34,109,018  $ 26,133,908  $ 23,979,472  $ 22,546,992
 Net gain (loss) on
  investments...........        21,817            --            --            --
                          ------------  ------------  ------------  ------------
 Net increase (decrease)
  in net assets
  resulting from
  operations............    34,130,835    26,133,908    23,979,472    22,546,992
                          ------------  ------------  ------------  ------------
Distributions to
 shareholders from net
 investment income......   (34,109,018)  (26,133,908)  (23,979,472)  (22,546,992)
                          ------------  ------------  ------------  ------------
Increase (decrease) in
 net assets derived from
 capital share
 transactions...........   147,148,689   (16,107,109)  (46,033,720)   31,367,729
                          ------------  ------------  ------------  ------------
TOTAL INCREASE
 (DECREASE) IN NET
 ASSETS.................   147,170,506   (16,107,109)  (46,033,720)   31,367,729
NET ASSETS:
 Beginning of period....   514,728,222   530,835,331   476,889,934   445,522,205
                          ------------  ------------  ------------  ------------
 End of period..........  $661,898,728  $514,728,222  $430,856,214  $476,889,934
                          ============  ============  ============  ============

                                                    Tax-Exempt    Tax-Exempt
                                                   Money Market  Money Market
                                                   Fund For the  Fund For the
                                                    Year Ended    Year Ended
                                                   May 31, 2001  May 31, 2000
                                                   ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income............................ $  6,994,965  $  5,069,229
 Net gain (loss) on investments...................           --        (6,309)
                                                   ------------  ------------
 Net increase (decrease) in net assets resulting
  from operations.................................    6,994,965     5,062,920
                                                   ------------  ------------
Distributions to shareholders from:
 Net investment income............................   (6,994,965)   (5,069,229)
                                                   ------------  ------------
Increase (decrease) in net assets derived from
 capital share transactions.......................   47,245,490     4,814,737
                                                   ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS...........   47,245,490     4,808,428
NET ASSETS:
 Beginning of period..............................  148,029,161   143,220,733
                                                   ------------  ------------
 End of period.................................... $195,274,651  $148,029,161
                                                   ============  ============

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                      Statements of Changes in Net Assets

                            Growth &      Growth &       Equity        Equity
                          Income Fund   Income Fund   Income Fund    Income Fund
                            For the       For the       For the        For the
                           Year Ended    Year Ended    Year Ended    Year Ended
                          May 31, 2001  May 31, 2000  May 31, 2001  May 31, 2000
                          ------------  ------------  ------------  -------------
INCREASE (DECREASE) IN
 NET ASSETS:
Operations:
 Net investment income..  $  3,766,118  $  2,384,618  $  1,864,264  $   5,479,107
 Net realized gain
  (loss) on
  investments...........    51,302,754    53,050,056    13,471,573     62,225,721
 Net increase (decrease)
  in unrealized
  appreciation
  (depreciation) on
  investments...........   (92,820,822)   (3,950,708)  (15,211,556)   (99,144,522)
                          ------------  ------------  ------------  -------------
 Net increase (decrease)
  in net assets
  resulting from
  operations............   (37,751,950)   51,483,966       124,281    (31,439,694)
                          ------------  ------------  ------------  -------------
Distributions to
 shareholders from:
 Net investment income..    (3,606,268)   (2,756,775)   (2,078,227)    (5,737,319)
 Net realized capital
  gains.................   (53,694,364)  (28,939,728)  (53,130,737)   (55,928,207)
                          ------------  ------------  ------------  -------------
  Total distributions to
   shareholders.........   (57,300,632)  (31,696,503)  (55,208,964)   (61,665,526)
                          ------------  ------------  ------------  -------------
Capital Share
 Transactions:
 Proceeds of shares
  sold..................   146,442,730    83,977,515    27,907,024     29,151,362
 Cost of shares
  redeemed..............   (84,555,300)  (56,701,569)  (63,556,731)   (58,470,978)
 Value of shares issued
  in reinvestment of
  dividends.............    18,307,261    10,337,054     3,909,853      3,067,115
                          ------------  ------------  ------------  -------------
Increase (decrease) net
 assets derived from
 capital share
 transactions...........    80,194,691    37,613,000   (31,739,854)   (26,252,501)
                          ------------  ------------  ------------  -------------
TOTAL INCREASE
 (DECREASE) IN NET
 ASSETS.................   (14,857,891)   57,400,463   (86,824,537)  (119,357,721)
NET ASSETS:
 Beginning of period....   484,438,081   427,037,618   194,948,464    314,306,185
                          ------------  ------------  ------------  -------------
 End of period..........  $469,580,190  $484,438,081  $108,123,927  $ 194,948,464
                          ============  ============  ============  =============

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                      Statements of Changes in Net Assets

                                     Equity        Equity          Capital
                                  Growth Fund   Growth Fund   Opportunities Fund
                                    For the       For the       For the Period
                                   Year Ended    Year Ended   July 5, 2000/1/ to
                                  May 31, 2001  May 31, 2000     May 31, 2001
                                  ------------  ------------  ------------------
INCREASE (DECREASE) IN NET
 ASSETS:
Operations:
 Net investment income (loss)...  $    277,817  $    187,083     $   (25,726)
 Net realized gain (loss) on
  investments...................     4,325,513     2,052,901      (5,599,758)
 Net increase (decrease) in
  unrealized appreciation
  (depreciation) on
  investments...................   (23,821,527)    5,845,295       2,835,145
                                  ------------  ------------     -----------
 Net increase (decrease) in net
  assets resulting from
  operations....................   (19,218,197)    8,085,279      (2,790,339)
                                  ------------  ------------     -----------
Distributions to shareholders
 from:
 Net investment income..........      (233,846)     (169,695)         (6,988)
 Distribution in excess of net
  investment income.............            --            --         (26,874)
 Net realized capital gains.....    (5,481,520)   (3,679,543)             --
                                  ------------  ------------     -----------
  Total distributions to
   shareholders.................    (5,715,366)   (3,849,238)        (33,862)
                                  ------------  ------------     -----------
Capital Share Transactions:
 Proceeds of shares sold........    33,767,062    35,283,729      31,937,262
 Cost of shares redeemed........   (12,554,204)  (10,738,175)     (1,959,209)
 Value of shares issued in
  reinvestment of dividends.....       666,103       334,920             651
                                  ------------  ------------     -----------
Increase (decrease) in net
 assets derived from capital
 share transactions.............    21,878,961    24,880,474      29,978,704
                                  ------------  ------------     -----------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS.........................    (3,054,602)   29,116,515      27,154,503
NET ASSETS:
 Beginning of period............    76,637,051    47,520,536              --
                                  ------------  ------------     -----------
 End of period..................  $ 73,582,449  $ 76,637,051     $27,154,503
                                  ============  ============     ===========

--------
/1/Commencement of operations

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                      Statements of Changes in Net Assets

                          International  International  Diversified Real Diversified Real
                           Equity Fund    Equity Fund     Estate Fund      Estate Fund
                             For the        For the         For the          For the
                           Year Ended     Year Ended       Year Ended       Year Ended
                          May 31, 2001   May 31, 2000     May 31, 2001     May 31, 2000
                          -------------  -------------  ---------------- ----------------
INCREASE (DECREASE) IN
 NET ASSETS:
Operations:
 Net investment income..  $     824,821  $     507,887    $ 1,030,881      $   522,634
 Net realized gain
  (loss) on investments
  and foreign currency..    (10,766,452)    23,075,103        384,785         (192,093)
 Net increase (decrease)
  in unrealized
  appreciation
  (depreciation) on
  investments and
  translation of assets
  and liabilities in
  foreign currency......     (6,577,888)    (5,917,517)     1,714,476          129,690
                          -------------  -------------    -----------      -----------
 Net increase (decrease)
  in net assets
  resulting from
  operations............    (16,519,519)    17,665,473      3,130,142          460,231
                          -------------  -------------    -----------      -----------
Distributions to
 shareholders from:
 Net investment income..        (81,869)      (407,956)      (908,245)        (432,543)
 Net realized capital
  gains.................    (20,280,927)    (8,388,963)            --               --
 Return of Capital
  distributions.........             --             --       (187,909)         (81,542)
                          -------------  -------------    -----------      -----------
  Total distributions to
   shareholders.........    (20,362,796)    (8,796,919)    (1,096,154)        (514,085)
                          -------------  -------------    -----------      -----------
Capital Share
 Transactions:
 Proceeds of shares
  sold..................    220,781,573    133,050,988     13,222,029        5,757,288
 Cost of shares
  redeemed..............   (208,259,600)  (106,160,792)    (1,676,610)      (1,166,881)
 Value of shares issued
  in reinvestment of
  dividends.............      3,241,458      1,322,796         89,297           53,168
                          -------------  -------------    -----------      -----------
Increase (decrease) in
 net assets derived from
 capital share
 transactions...........     15,763,431     28,212,992     11,634,716        4,643,575
                          -------------  -------------    -----------      -----------
TOTAL INCREASE
 (DECREASE) IN NET
 ASSETS.................    (21,118,884)    37,081,546     13,668,704        4,589,721
NET ASSETS:
 Beginning of period....    118,382,404     81,300,858     12,418,857        7,829,136
                          -------------  -------------    -----------      -----------
 End of period..........  $  97,263,520  $ 118,382,404    $26,087,561      $12,418,857
                          =============  =============    ===========      ===========

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                      Statements of Changes in Net Assets

                          Limited Maturity Limited Maturity Total Return  Total Return
                             Bond Fund        Bond Fund      Bond Fund     Bond Fund
                              For the          For the        For the       For the
                             Year Ended       Year Ended     Year Ended    Year Ended
                            May 31, 2001     May 31, 2000   May 31, 2001  May 31, 2000
                          ---------------- ---------------- ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS:
Operations:
 Net investment income..    $  9,324,237     $  9,225,898   $  8,212,359  $  7,457,756
 Net realized gain
  (loss) on
  investments...........         535,077         (227,592)       894,598    (1,281,910)
 Net increase (decrease)
  in unrealized
  appreciation
  (depreciation) on
  investments...........       5,561,174       (3,584,148)     4,286,265    (3,157,795)
                            ------------     ------------   ------------  ------------
 Net increase (decrease)
  in net assets
  resulting from
  operations............      15,420,488        5,414,158     13,393,222     3,018,051
                            ------------     ------------   ------------  ------------
Distributions to
 shareholders from:
 Net investment income..      (9,324,237)      (9,236,858)    (8,212,359)   (7,457,756)
 Net realized capital
  gains.................              --         (235,068)            --      (351,578)
                            ------------     ------------   ------------  ------------
  Total distributions to
   shareholders.........      (9,324,237)      (9,471,926)    (8,212,359)   (7,809,334)
                            ------------     ------------   ------------  ------------
Capital Share
 Transactions:
 Proceeds of shares
  sold..................      19,987,128       23,253,108     19,311,100    35,124,163
 Cost of shares
  redeemed..............     (27,022,608)     (25,431,253)   (26,589,934)  (11,967,889)
 Value of shares issued
  in reinvestment of
  dividends.............       1,867,494        1,485,375        477,954       448,602
                            ------------     ------------   ------------  ------------
Increase (decrease) in
 net assets derived from
 capital share
 transactions...........      (5,167,986)        (692,770)    (6,800,880)   23,604,876
                            ------------     ------------   ------------  ------------
TOTAL INCREASE
 (DECREASE) IN NET
 ASSETS.................         928,265       (4,750,538)    (1,620,017)   18,813,593
NET ASSETS:
 Beginning of period....     161,506,723      166,257,261    125,962,186   107,148,593
                            ------------     ------------   ------------  ------------
 End of period..........    $162,434,988     $161,506,723   $124,342,169  $125,962,186
                            ============     ============   ============  ============

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                      Statements of Changes in Net Assets

                              Maryland      Maryland    Intermediate  Intermediate
                             Tax-Exempt    Tax-Exempt    Tax-Exempt    Tax-Exempt
                             Bond Fund     Bond Fund     Bond Fund     Bond Fund
                              For the       For the       For the       For the
                             Year Ended    Year Ended    Year Ended    Year Ended
                            May 31, 2001  May 31, 2000  May 31, 2001  May 31, 2000
                            ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS:
Operations:
 Net investment income....  $ 1,677,006   $ 1,266,572   $ 3,352,927   $  3,367,957
 Net realized gain (loss)
  on investments..........      184,863      (326,079)        9,278     (1,522,345)
 Net increase (decrease)
  in unrealized
  appreciation
  (depreciation) on
  investments.............    2,030,382    (1,132,976)    3,093,840     (1,306,945)
                            -----------   -----------   -----------   ------------
 Net increase (decrease)
  in net assets resulting
  from operations.........    3,892,251      (192,483)    6,456,045        538,667
                            -----------   -----------   -----------   ------------
Distributions to
 shareholders from:
 Net investment income....   (1,677,006)   (1,266,572)   (3,352,927)    (3,376,524)
 Net realized capital
  gains...................           --            --            --       (563,276)
                            -----------   -----------   -----------   ------------
  Total Distributions to
   Shareholders...........   (1,677,006)   (1,266,572)   (3,352,927)    (3,939,800)
                            -----------   -----------   -----------   ------------
Capital Share Transitions:
 Proceeds of shares sold..   15,324,455    12,923,356     5,275,635      8,856,010
 Cost of shares redeemed..   (8,057,939)   (6,690,738)   (9,836,198)   (14,859,537)
 Value of shares issued in
  reinvestment of
  dividends...............      176,964       132,924         6,841          7,537
                            -----------   -----------   -----------   ------------
Increase (decrease) in net
 assets derived from
 capital share
 transactions.............    7,443,480     6,365,542    (4,553,722)    (5,995,990)
                            -----------   -----------   -----------   ------------
TOTAL INCREASE (DECREASE)
 IN NET ASSETS............    9,658,725     4,906,487    (1,450,604)    (9,397,123)
NET ASSETS:
 Beginning of period......   31,471,814    26,565,327    81,497,979     90,895,102
                            -----------   -----------   -----------   ------------
 End of period............  $41,130,539   $31,471,814   $80,047,375   $ 81,497,979
                            ===========   ===========   ===========   ============

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                      Statements of Changes in Net Assets

                                         National Tax-Exempt National Tax-Exempt
                                              Bond Fund           Bond Fund
                                         For the Year Ended  For the Year Ended
                                            May 31, 2001        May 31, 2000
                                         ------------------- -------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income.................     $  8,232,390        $  8,187,903
 Net realized gain (loss) on
  investments..........................        5,903,264          (3,259,587)
 Net increase (decrease) in unrealized
  appreciation (depreciation) on
  investments..........................        3,767,705          (5,799,901)
                                            ------------        ------------
 Net increase (decrease) in net assets
  resulting from operations............       17,903,359            (871,585)
                                            ------------        ------------
Distributions to shareholders from:
 Net investment income.................       (8,232,390)         (8,203,188)
 Net realized capital gains............               --            (774,342)
                                            ------------        ------------
  Total Distributions to Shareholders..       (8,232,390)         (8,977,530)
                                            ------------        ------------
Capital Share Transactions:
 Proceeds of shares sold...............       10,173,103          22,665,947
 Cost of shares redeemed...............      (11,483,196)        (17,976,012)
 Value of shares issued in reinvestment
  of dividends.........................           15,375              12,683
                                            ------------        ------------
Increase (decrease) in net assets
 derived from capital share
 transactions..........................       (1,294,718)          4,702,618
                                            ------------        ------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS................................        8,376,251          (5,146,497)
NET ASSETS:
 Beginning of period...................      172,920,456         178,066,953
                                            ------------        ------------
 End of period.........................     $181,296,707        $172,920,456
                                            ============        ============

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                              Financial Highlights
                (For a Share Outstanding Throughout the Period)

                                              Prime Money Market Fund
                          ----------------------------------------------------------------
                                                For the Years Ended
                          ----------------------------------------------------------------
                          May 31, 2001 May 31, 2000 May 31, 1999 May 31, 1998 May 31, 1997
                          ------------ ------------ ------------ ------------ ------------
Net Asset Value,
 Beginning of Period....    $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                            --------     --------     --------     --------     --------
Income From Investment
 Operations:
 Net Investment Income..      0.0575       0.0522       0.0486       0.0521       0.0498
                            --------     --------     --------     --------     --------
 Total From Investment
  Operations............      0.0575       0.0522       0.0486       0.0521       0.0498
                            --------     --------     --------     --------     --------
Less Distributions to
 Shareholders from:
 Net Investment Income..     (0.0575)     (0.0522)     (0.0486)     (0.0521)     (0.0498)
                            --------     --------     --------     --------     --------
 Total Distributions....     (0.0575)     (0.0522)     (0.0486)     (0.0521)     (0.0498)
                            --------     --------     --------     --------     --------
Net Asset Value, End of
 Period.................    $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                            ========     ========     ========     ========     ========
------------------------------------------------------------------------------------------
Total Return............        5.91%        5.34%        4.97%        5.33%        5.10%
------------------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net Assets, End of
  Period (000)..........    $661,899     $514,728     $530,835     $448,751     $368,853
 Ratio of Expenses to
  Average Net Assets
 After Expense Waiver...        0.38%        0.38%        0.38%        0.42%        0.43%
 Before Expense Waiver..        0.44%        0.44%        0.45%        0.47%        0.48%
 Ratio of Net Investment
  Income to Average Net
  Assets................        5.69%        5.22%        4.84%        5.21%        4.98%

                                            Government Money Market Fund
                          ----------------------------------------------------------------
                                                For the Years Ended
                          ----------------------------------------------------------------
                          May 31, 2001 May 31, 2000 May 31, 1999 May 31, 1998 May 31, 1997
                          ------------ ------------ ------------ ------------ ------------
Net Asset Value,
 Beginning of Period....    $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                            --------     --------     --------     --------     --------
Income From Investment
 Operations:
 Net Investment Income..      0.0566       0.0514       0.0478       0.0515       0.0495
                            --------     --------     --------     --------     --------
 Total From Investment
  Operations............      0.0566       0.0514       0.0478       0.0515       0.0495
                            --------     --------     --------     --------     --------
Less Distributions to
 Shareholders from:
 Net Investment Income..     (0.0566)     (0.0514)     (0.0478)     (0.0515)     (0.0495)
                            --------     --------     --------     --------     --------
 Total Distributions....     (0.0566)     (0.0514)     (0.0478)     (0.0515)     (0.0495)
                            --------     --------     --------     --------     --------
Net Asset Value, End of
 Period.................    $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                            ========     ========     ========     ========     ========
------------------------------------------------------------------------------------------
Total Return............        5.81%        5.27%        4.89%        5.27%        5.06%
------------------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net Assets, End of
  Period (000)..........    $430,856     $476,890     $445,522     $391,133     $340,809
 Ratio of Expenses to
  Average Net Assets
 After Expense Waiver...        0.38%        0.38%        0.38%        0.42%        0.43%
 Before Expense Waiver..        0.44%        0.44%        0.45%        0.46%        0.49%
 Ratio of Net Investment
  Income to Average Net
  Assets................        5.65%        5.15%        4.76%        5.15%        4.95%

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                              Financial Highlights
                (For a Share Outstanding Throughout the Period)

                                            Tax-Exempt Money Market Fund
                          ----------------------------------------------------------------
                                                For the Years Ended
                          ----------------------------------------------------------------
                          May 31, 2001 May 31, 2000 May 31, 1999 May 31, 1998 May 31, 1997
                          ------------ ------------ ------------ ------------ ------------
Net Asset Value,
 Beginning of Period....    $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                            --------     --------     --------     --------     --------
Income From Investment
 Operations:
 Net Investment Income..      0.0348       0.0317       0.0285       0.0318       0.0304
                            --------     --------     --------     --------     --------
 Total From Investment
  Operations............      0.0348       0.0317       0.0285       0.0318       0.0304
                            --------     --------     --------     --------     --------
Less Distributions to
 Shareholders from:
 Net Investment Income..     (0.0348)     (0.0317)     (0.0285)     (0.0318)     (0.0304)
                            --------     --------     --------     --------     --------
 Total Distributions....     (0.0348)     (0.0317)     (0.0285)     (0.0318)     (0.0304)
                            --------     --------     --------     --------     --------
Net Asset Value, End of
 Period.................    $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                            ========     ========     ========     ========     ========
------------------------------------------------------------------------------------------
Total Return............        3.54%        3.21%        2.89%        3.22%        3.09%
------------------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net Assets, End of
  Period (000)..........    $195,275     $148,029     $143,221     $ 89,965     $ 79,492
 Ratio of Expenses to
  Average Net Assets
 After Expense Waiver...        0.38%        0.38%        0.38%        0.43%        0.43%
 Before Expense Waiver..        0.46%        0.46%        0.49%        0.50%        0.53%
 Ratio of Net Investment
  Income to Average Net
  Assets................        3.46%        3.16%        2.80%        3.17%        3.05%

                                                Growth & Income Fund
                          ----------------------------------------------------------------
                                                For the Years Ended
                          ----------------------------------------------------------------
                          May 31, 2001 May 31, 2000 May 31, 1999 May 31, 1998 May 31, 1997
                          ------------ ------------ ------------ ------------ ------------
Net Asset Value,
 Beginning of Period....    $  25.50     $  24.43     $  21.37     $  18.25     $  14.58
                            --------     --------     --------     --------     --------
Income From Investment
 Operations:
 Net Investment Income..        0.17         0.13         0.18         0.20         0.23
 Net Realized and
  Unrealized Gain (Loss)
  on Investments........       (1.77)        2.75         3.62         5.01         4.19
                            --------     --------     --------     --------     --------
 Total From Investment
  Operations............       (1.60)        2.88         3.80         5.21         4.42
                            --------     --------     --------     --------     --------
Less Distributions to
 Shareholders from:
 Net Investment Income..       (0.17)       (0.16)       (0.14)       (0.23)       (0.25)
 Net Capital Gains......       (2.77)       (1.65)       (0.60)       (1.86)       (0.50)
                            --------     --------     --------     --------     --------
 Total Distributions....       (2.94)       (1.81)       (0.74)       (2.09)       (0.75)
                            --------     --------     --------     --------     --------
 Net Asset Value, End of
  Period................    $  20.96     $  25.50     $  24.43     $  21.37     $  18.25
                            ========     ========     ========     ========     ========
------------------------------------------------------------------------------------------
Total Return............       (7.42)%      12.11%       18.20%       29.40%       31.26%
------------------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net Assets, End of
  Period (000)..........    $469,580     $484,438     $427,038     $373,864     $142,452
 Ratio of Expenses to
  Average Net Assets
 After Expense Waiver...        0.70%        0.70%        0.70%        0.71%        0.73%
 Before Expense Waiver..        0.80%        0.80%        0.81%        0.88%        0.89%
 Ratio of Net Investment
  Income to Average Net
  Assets................        0.76%        0.53%        0.80%        0.99%        1.52%
Portfolio turnover
 rate...................       44.48%       28.46%       26.48%       24.09%       27.10%

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                              Financial Highlights
                (For a Share Outstanding Throughout the Period)

                                            Equity Income Fund
                          ---------------------------------------------------------
                            For the        For the      For the     For the Period
                           Year Ended     Year Ended   Year Ended  March 1, 1998/1/
                          May 31, 2001   May 31, 2000 May 31, 1999 to May 31, 1998
                          ------------   ------------ ------------ ----------------
Net Asset Value,
 Beginning of Period....    $   7.07       $  10.25     $  10.21       $  10.00
                            --------       --------     --------       --------
Income From Investment
 Operations:
 Net Investment Income..        0.08           0.18         0.17           0.04
 Net Realized and
  Unrealized Gain (Loss)
  on Investments........       (0.00)/3/      (1.22)        1.23           0.19
                            --------       --------     --------       --------
 Total From Investment
  Operations............        0.08          (1.04)        1.40           0.23
                            --------       --------     --------       --------
Less Distributions to
 Shareholders from:
 Net Investment Income..       (0.08)         (0.19)       (0.17)         (0.02)
 Net Capital Gains......       (1.98)         (1.95)       (1.19)            --
                            --------       --------     --------       --------
 Total Distributions....       (2.06)         (2.14)       (1.36)         (0.02)
                            --------       --------     --------       --------
Net Asset Value, End of
 Period.................    $   5.09       $   7.07     $  10.25       $  10.21
                            ========       ========     ========       ========
-----------------------------------------------------------------------------------
Total Return............        1.66%        (10.98)%      15.30%          2.28%
-----------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net Assets, End of
  Period (000)..........    $108,124       $194,948     $314,306       $319,971
 Ratio of Expenses to
  Average Net Assets
 After Expense Waiver...        0.70%          0.70%        0.70%          0.70%/2/
 Before Expense Waiver..        0.81%          0.80%        0.82%          0.93%/2/
 Ratio of Net Investment
  Income to Average Net
  Assets................        1.44%          2.09%        1.77%          1.45%/2/
Portfolio turnover
 rate...................       32.09%         58.67%       24.47%          2.00%

--------
/1/Commencement of operations.
/2/Annualized.
/3/Amount rounds to less than $0.01.

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                              Financial Highlights
                (For a Share Outstanding Throughout the Period)

                                            Equity Growth Fund                   Capital Opportunities Fund
                          ------------------------------------------------------ --------------------------
                                                                 For the Period
                            For the      For the      For the       March 1,           For the Period
                           Year Ended   Year Ended   Year Ended      1998/1/          July 5, 2000/1/
                          May 31, 2001 May 31, 2000 May 31, 1999 to May 31, 1998      to May 31, 2001
                          ------------ ------------ ------------ --------------- --------------------------
Net Asset Value,
 Beginning of Period....    $ 12.67      $ 11.48      $ 10.28        $ 10.00              $ 10.00
                            -------      -------      -------        -------              -------
Income From Investment
 Operations:
 Net Investment Income..       0.04         0.04         0.04           0.02                (0.00)/3/
 Net Realized and
  Unrealized Gain (Loss)
  on Investments........      (2.58)        2.01         2.23           0.27                (1.60)
                            -------      -------      -------        -------              -------
 Total From Investment
  Operations............      (2.54)        2.05         2.27           0.29                (1.60)
                            -------      -------      -------        -------              -------
Less Distributions to
 Shareholders from:
 Net Investment Income..      (0.03)       (0.04)       (0.05)         (0.01)               (0.00)/3/
 Distribution in Excess
  of Net Investment
  Income................         --           --           --             --                (0.01)
 Net Capital Gains......      (0.78)       (0.82)       (1.02)            --                   --
                            -------      -------      -------        -------              -------
 Total Distributions....      (0.81)       (0.86)       (1.07)         (0.01)               (0.01)
                            -------      -------      -------        -------              -------
Net Asset Value, End of
 Period.................    $  9.32      $ 12.67      $ 11.48        $ 10.28              $  8.39
                            =======      =======      =======        =======              =======
-----------------------------------------------------------------------------------------------------------
Total Return............     (20.97)%      17.94%       23.13%          2.89%              (15.96)%
-----------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net Assets, End of
  Period (000)..........    $73,582      $76,637      $47,521        $34,876              $27,155
 Ratio of Expenses to
  Average Net Assets
 After Expense Waiver...       0.70%        0.70%        0.70%          0.70%/2/             1.25%/2/
 Before Expense Waiver..       0.84%        0.85%        0.91%          1.02%/2/             1.90%/2/
 Ratio of Net Investment
  Income to Average Net
  Assets................       0.35%        0.31%        0.38%          0.68%/2/            (0.14)%/2/
Portfolio turnover
 rate...................      28.45%       13.66%       62.49%          7.99%               94.47%

--------
/1/Commencement of operations.
/2/Annualized.
/3/Amount rounds to less than $0.01.

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                              Financial Highlights
                (For a Share Outstanding Throughout the Period)

                                             International Equity Fund
                          ----------------------------------------------------------------
                                                For the Years Ended
                          ----------------------------------------------------------------
                          May 31, 2001 May 31, 2000 May 31, 1999 May 31, 1998 May 31, 1997
                          ------------ ------------ ------------ ------------ ------------
Net Asset Value,
 Beginning of Period....    $ 14.90      $  13.35     $ 13.90      $ 13.18      $ 12.47
                            -------      --------     -------      -------      -------
Income From Investment
 Operations:
 Net Investment Income..       0.08          0.07        0.11         0.12         0.31
 Net Realized and
  Unrealized Gain (Loss)
  on Investments and
  Foreign Currency......      (1.94)         2.89       (0.27)        1.42         0.88
                            -------      --------     -------      -------      -------
 Total From Investment
  Operations............      (1.86)         2.96       (0.16)        1.54         1.19
                            -------      --------     -------      -------      -------
Less Distributions to
 Shareholders from:
 Net Investment Income..      (0.01)        (0.07)      (0.08)       (0.15)       (0.24)
 Net Capital Gains......      (2.50)        (1.34)      (0.31)       (0.67)       (0.24)
                            -------      --------     -------      -------      -------
 Total Distributions....      (2.51)        (1.41)      (0.39)       (0.82)       (0.48)
                            -------      --------     -------      -------      -------
Net Asset Value, End of
 Period.................    $ 10.53      $  14.90     $ 13.35      $ 13.90      $ 13.18
                            =======      ========     =======      =======      =======
------------------------------------------------------------------------------------------
Total Return............     (15.50)%       21.73%      (1.02)%      12.77%        9.81%
------------------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net Assets, End of
  Period (000)..........    $97,264      $118,382     $81,301      $85,402      $83,313
 Ratio of Expenses to
  Average Net Assets
 After Expense Waiver...       1.02%         1.00%       1.00%        1.03%        1.05%
 Before Expense Waiver..       1.17%         1.12%       1.14%        1.14%        1.16%
 Ratio of Net Investment
  Income to Average Net
  Assets................       0.78%         0.50%       0.82%        0.92%        0.97%
Portfolio turnover
 rate...................     204.16%       155.72%      67.33%       55.55%       74.15%

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                              Financial Highlights
                (For a Share Outstanding Throughout the Period)

                                        Diversified Real Estate Fund
                          --------------------------------------------------------
                            For the      For the      For the     For the Period
                           Year Ended   Year Ended   Year Ended  August 1, 1997/1/
                          May 31, 2001 May 31, 2000 May 31, 1999  to May 31, 1998
                          ------------ ------------ ------------ -----------------
Net Asset Value,
 Beginning of Period....    $  8.99      $  9.37       $10.13         $10.00
                            -------      -------       ------         ------
Income From Investment
 Operations:
 Net Investment Income..       0.47         0.50         0.53           0.35
 Net Realized and
  Unrealized Gain (Loss)
  on Investments........       1.18        (0.39)       (0.76)          0.09
                            -------      -------       ------         ------
 Total From Investment
  Operations............       1.65         0.11        (0.23)          0.44
                            -------      -------       ------         ------
Less Distributions to
 Shareholders from:
 Net Investment Income..      (0.46)       (0.42)       (0.52)         (0.28)
 Return of Capital......      (0.09)       (0.07)       (0.01)         (0.03)
                            -------      -------       ------         ------
 Total Distributions....      (0.55)       (0.49)       (0.53)         (0.31)
                            -------      -------       ------         ------
Net Asset Value, End of
 Period.................    $ 10.09      $  8.99       $ 9.37         $10.13
                            =======      =======       ======         ======
----------------------------------------------------------------------------------
Total Return............      18.75%        1.59%       (1.80)%         4.31%
----------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net Assets, End of
  Period (000)..........    $26,088      $12,419       $7,829         $6,677
 Ratio of Expenses to
  Average Net Assets
 After Expense Waiver...       1.00%        1.00%        1.00%          1.00%/2/
 Before Expense Waiver..       1.12%        1.34%        1.47%          2.25%/2/
 Ratio of Net Investment
  Income to Average Net
  Assets................       5.18%        5.62%        6.03%          4.17%/2/
Portfolio turnover
 rate...................       8.94%       10.36%       14.35%          0.84%

--------
/1/Commencement of operations.
/2/Annualized.

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                              Financial Highlights
                (For a Share Outstanding Throughout the Period)

                                             Limited Maturity Bond Fund
                          ----------------------------------------------------------------
                                                For the Years Ended
                          ----------------------------------------------------------------
                          May 31, 2001 May 31, 2000 May 31, 1999 May 31, 1998 May 31, 1997
                          ------------ ------------ ------------ ------------ ------------
Net Asset Value,
 Beginning of Period....    $  10.07     $  10.32     $  10.45     $  10.31     $ 10.19
                            --------     --------     --------     --------     -------
Income From Investment
 Operations:
 Net Investment Income..        0.60         0.58         0.58         0.60        0.59
 Net Realized and
  Unrealized Gain (Loss)
  on Investments........        0.38        (0.24)       (0.10)        0.22        0.12
                            --------     --------     --------     --------     -------
 Total From Investment
  Operations............        0.98         0.34         0.48         0.82        0.71
                            --------     --------     --------     --------     -------
Less Distributions to
 Shareholders from:
 Net Investment Income..       (0.60)       (0.58)       (0.58)       (0.60)      (0.59)
 Net Capital Gains......          --        (0.01)       (0.03)       (0.08)         --
                            --------     --------     --------     --------     -------
 Total Distributions....       (0.60)       (0.59)       (0.61)       (0.68)      (0.59)
                            --------     --------     --------     --------     -------
Net Asset Value, End of
 Period.................    $  10.45     $  10.07     $  10.32     $  10.45     $ 10.31
                            ========     ========     ========     ========     =======
------------------------------------------------------------------------------------------
Total Return............        9.92%        3.42%        4.63%        8.15%       7.12%
------------------------------------------------------------------------------------------
Ratios/Supplemental
 Data...................
 Net Assets, End of
  Period (000)..........    $162,435     $161,507     $166,257     $151,922     $43,010
 Ratio of Expenses to
  Average Net Assets
 After Expense Waiver...        0.45%        0.45%        0.45%        0.50%       0.60%
 Before Expense Waiver..        0.57%        0.57%        0.58%        0.78%       0.75%
 Ratio of Net Investment
  Income to Average Net
  Assets................        5.77%        5.67%        5.54%        5.71%       5.72%
Portfolio turnover
 rate...................       42.21%       30.95%       59.73%       48.24%      20.92%


                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                              Financial Highlights
                (For a Share Outstanding Throughout the Period)

                                           Total Return Bond Fund
                          --------------------------------------------------------
                            For the      For the      For the     For the Period
                           Year Ended   Year Ended   Year Ended  March 1, 1998 /1/
                          May 31, 2001 May 31, 2000 May 31, 1999  to May 31, 1998
                          ------------ ------------ ------------ -----------------
Net Asset Value,
 Beginning of Period....    $   9.43     $   9.82     $  10.02       $  10.00
                            --------     --------     --------       --------
Income From Investment
 Operations:
 Net Investment Income..        0.62         0.60         0.59           0.15
 Net Realized and
  Unrealized Gain (Loss)
  on Investments........        0.38        (0.36)       (0.14)          0.02
                            --------     --------     --------       --------
 Total From Investment
  Operations............        1.00         0.24         0.45           0.17
                            --------     --------     --------       --------
Less Distributions to
 Shareholders from:
 Net Investment Income..       (0.62)       (0.60)       (0.59)         (0.15)
 Net Capital Gains......          --        (0.03)       (0.06)            --
                            --------     --------     --------       --------
 Total Distributions....       (0.62)       (0.63)       (0.65)         (0.15)
                            --------     --------     --------       --------
Net Asset Value, End of
 Period.................    $   9.81     $   9.43     $   9.82       $  10.02
                            ========     ========     ========       ========
----------------------------------------------------------------------------------
Total Return............       10.81%        2.55%        4.48%          1.69%
----------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net Assets, End of
  Period (000)..........    $124,342     $125,962     $107,149       $101,363
 Ratio of Expenses to
  Average Net Assets
 After Expense Waiver...        0.45%        0.45%        0.45%          0.45%/2/
 Before Expense Waiver..        0.58%        0.59%        0.62%          0.73%/2/
 Ratio of Net Investment
  Income to Average Net
  Assets................        6.34%        6.30%        5.82%          5.89%/2/
Portfolio turnover
 rate...................       87.61%       38.96%       74.94%         10.51%

--------
/1/Commencement of operations.
/2/Annualized.

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                              Financial Highlights
                (For a Share Outstanding Throughout the Period)

                                           Maryland Tax-Exempt Bond Fund
                          ----------------------------------------------------------------
                                                For the Years Ended
                          ----------------------------------------------------------------
                          May 31, 2001 May 31, 2000 May 31, 1999 May 31, 1998 May 31, 1997
                          ------------ ------------ ------------ ------------ ------------
Net Asset Value,
 Beginning of Period....    $ 10.23      $ 10.78      $ 10.82      $ 10.38       $10.20
                            -------      -------      -------      -------       ------
Income From Investment
 Operations:
 Net Investment Income..       0.47         0.45         0.45         0.48         0.50
 Net Realized and
  Unrealized Gain (Loss)
  on Investments........       0.65        (0.55)       (0.04)        0.44         0.18
                            -------      -------      -------      -------       ------
 Total From Investment
  Operations............       1.12        (0.10)        0.41         0.92         0.68
                            -------      -------      -------      -------       ------
Less Distributions to
 Shareholders from:
 Net Investment Income..      (0.47)       (0.45)       (0.45)       (0.48)       (0.50)
                            -------      -------      -------      -------       ------
 Total Distributions....      (0.47)       (0.45)       (0.45)       (0.48)       (0.50)
                            -------      -------      -------      -------       ------
Net Asset Value, End of
 Period.................    $ 10.88      $ 10.23      $ 10.78      $ 10.82       $10.38
                            =======      =======      =======      =======       ======
------------------------------------------------------------------------------------------
Total Return............      11.09%       (0.87)%       3.81%        9.03%        6.80%
------------------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net Assets, End of
  Period (000)..........    $41,131      $31,472      $26,565      $14,980       $8,298
 Ratio of Expenses to
  Average Net Assets
 After Expense Waiver...       0.45%        0.45%        0.45%        0.49%        0.55%
 Before Expense Waiver..       0.79%        0.83%        0.87%        1.03%        1.13%
 Ratio of Net Investment
  Income to Average Net
  Assets................       4.37%        4.37%        4.12%        4.49%        4.84%
Portfolio turnover
 rate...................      32.07%       60.16%       22.78%       55.95%       28.11%

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                              Financial Highlights
                (For a Share Outstanding Throughout the Period)

                                     Intermediate Tax-Exempt Bond Fund
                          -------------------------------------------------------
                            For the      For the      For the     For the Period
                           Year Ended   Year Ended   Year Ended  March 1, 1998/1/
                          May 31, 2001 May 31, 2000 May 31, 1999 to May 31, 1998
                          ------------ ------------ ------------ ----------------
Net Asset Value,
 Beginning of Period....    $  9.62      $ 10.00      $ 10.01        $ 10.00
                            -------      -------      -------        -------
Income From Investment
 Operations:
 Net Investment Income..       0.41         0.38         0.38           0.10
 Net Realized and
  Unrealized Gain (Loss)
  on Investments........       0.38        (0.32)        0.07           0.01
                            -------      -------      -------        -------
 Total From Investment
  Operations............       0.79         0.06         0.45           0.11
                            -------      -------      -------        -------
Less Distributions to
 Shareholders from:
 Net Investment Income..      (0.41)       (0.38)       (0.38)         (0.10)
 Net Capital Gains......         --        (0.06)       (0.08)            --
                            -------      -------      -------        -------
 Total Distributions....      (0.41)       (0.44)       (0.46)         (0.10)
                            -------      -------      -------        -------
Net Asset Value, End of
 Period.................    $ 10.00      $  9.62      $ 10.00        $ 10.01
                            =======      =======      =======        =======
---------------------------------------------------------------------------------
Total Return............       8.32%        0.64%        4.58%          1.07%
---------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net Assets, End of
  Period (000)..........    $80,047      $81,498      $90,895        $93,992
 Ratio of Expenses to
  Average Net Assets
 After Expense Waiver...       0.45%        0.45%        0.45%          0.45%/2/
 Before Expense Waiver..       0.73%        0.74%        0.76%          0.88%/2/
 Ratio of Net Investment
  Income to Average Net
  Assets................       4.13%        3.85%        3.80%          3.84%/2/
Portfolio turnover
 rate...................      92.07%      140.28%      149.02%         10.13%

--------
/1/Commencement of operations.
/2/Annualized.


                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                              Financial Highlights
                (For a Share Outstanding Throughout the Period)

                                       National Tax-Exempt Bond Fund
                          -------------------------------------------------------
                            For the      For the      For the     For the Period
                           Year Ended   Year Ended   Year Ended  March 1, 1998/1/
                          May 31, 2001 May 31, 2000 May 31, 1999 to May 31, 1998
                          ------------ ------------ ------------ ----------------
Net Asset Value,
 Beginning of Period....    $   9.38     $   9.93     $  10.05       $  10.00
                            --------     --------     --------       --------
Income From Investment
 Operations:
 Net Investment Income..        0.45         0.45         0.44           0.11
 Net Realized and
  Unrealized Gain (Loss)
  on Investments........        0.53        (0.51)          --           0.05
                            --------     --------     --------       --------
 Total From Investment
  Operations............        0.98        (0.06)        0.44           0.16
                            --------     --------     --------       --------
Less Distributions to
 Shareholders from:
 Net Investment Income..       (0.45)       (0.45)       (0.44)         (0.11)
 Net Capital Gains......          --        (0.04)       (0.12)            --
                            --------     --------     --------       --------
 Total Distributions....       (0.45)       (0.49)       (0.56)         (0.11)
                            --------     --------     --------       --------
Net Asset Value, End of
 Period.................    $   9.91     $   9.38     $   9.93       $  10.05
                            ========     ========     ========       ========
---------------------------------------------------------------------------------
Total Return............       10.60%       (0.55)%       4.43%          1.64%
---------------------------------------------------------------------------------
Ratios/Supplemental Data
 Net Assets, End of
  Period (000)..........    $181,297     $172,920     $178,067       $178,116
 Ratio of Expenses to
  Average Net Assets
 After Expense Waiver...        0.45%        0.45%        0.45%          0.45%/2/
 Before Expense Waiver..        0.72%        0.72%        0.74%          0.86%/2/
 Ratio of Net Investment
  Income to Average Net
  Assets................        4.58%        4.69%        4.36%          4.49%/2/
Portfolio turnover
 rate...................      160.45%      113.69%      123.30%          7.37%

--------
/1/Commencement of operations.
/2/Annualized.

                See Accompanying Notes to Financial Statements.

                             M.S.D.&T. Funds, Inc.
                         Notes to Financial Statements

1. SIGNIFICANT ACCOUNTING POLICIES

M.S.D.&T. Funds, Inc. (the "Company") is registered under the Investment Com-pany Act of 1940, as amended, as an open-end management investment company. The Company was incorporated in Maryland on March 7, 1989. The Articles of In-corporation of the Company authorize the Board of Directors to issue up to ten billion shares, having a par value of $.001 per share. The Company is a series fund which currently issues fourteen classes of common stock representing in-terests in fourteen investment portfolios: the Prime Money Market Fund (Class
A), the Government Money Market Fund (Class B), the Tax-Exempt Money Market Fund (Class C), the Growth & Income Fund (Class E), the Limited Maturity Bond Fund (Class F), the Maryland Tax-Exempt Bond Fund (Class G), the International Equity Fund (Class H), the Diversified Real Estate Fund (Class J), the Na-tional Tax-Exempt Bond Fund (Class K), the Total Return Bond Fund (Class L), the Equity Growth Fund (Class M), the Equity Income Fund (Class N), the Inter-mediate Tax-Exempt Bond Fund (Class O) and the Capital Opportunities Fund (Class P)--(the "Funds").

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Ac-tual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

  A) Security Valuation: Investment securities held by the Prime Money Mar-ket Fund, Government Money Market Fund and Tax-Exempt Money Market Fund (the "Money Market Funds") are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and, thereafter, a constant propor-tionate amortization of any discount or premium is recorded until matu-rity of the security. Regular review and monitoring of the valuation is performed pursuant to procedures adopted by the Company's Board of Di-rectors in an attempt to avoid dilution or other unfair results to shareholders. Each Money Market Fund seeks to maintain a stable net as-set value of $1.00 per share, but there can be no assurance that it will be able to do so.

    Investments held by the Growth & Income Fund, Equity Income Fund, Eq-uity Growth Fund, Capital Opportunities Fund, International Equity Fund, Diversified Real Estate Fund, Limited Maturity Bond Fund, Total Return Bond Fund, Maryland Tax-Exempt Bond Fund, Intermediate Tax-Ex-empt Bond Fund and National Tax-Exempt Bond Fund are valued at market value or, in the absence of a market value with respect to any portfo-lio securities, at fair value. A security that is primarily traded on a domestic security exchange (including securities traded through the Na-tional Market System) is valued at the last sale price on that exchange or, if there were no sales during the day, at the current quoted bid price. Portfolio securities that are primarily traded on foreign ex-changes are generally valued at the closing values of such securities on their respective exchanges, provided that if such securities are not traded on the valuation date, they will be valued at the preceding closing values and provided further, that when an occurrence subsequent to the time of valuation is likely to have changed the value, then the fair value of those securities will be determined through consideration of other factors by or under the direction of the Company's Board of Directors. Over-the-counter securities and securities listed or traded on foreign exchanges with operations similar to the U.S. over-the-counter market are valued at the mean of the most recent available quoted bid and ask prices in the over-the-counter market. Market or fair value may be determined on the basis of valuations provided by one or more recognized pricing services approved by the Board of Directors, which may rely on matrix pricing systems, electronic data processing techniques and/or quoted bid and ask prices provided by investment dealers. Investments in mutual funds are valued at the closing net as-set value per share on the day of valuation.

    Short-term investments with maturities of 60 days or less are valued at amortized cost which approximates fair value. The net asset value per share of the Growth & Income Fund, Equity Income Fund, Equity Growth Fund, Capital Opportunities Fund, International Equity Fund, Diversi-fied Real Estate Fund, Limited Maturity Bond Fund, Total Return Bond Fund, Maryland Tax-Exempt Bond Fund, Intermediate Tax-Exempt Bond Fund and National Tax-Exempt Bond Fund will fluctuate as the values of their respective investment portfolios change.

                             M.S.D.&T. Funds, Inc.
                  Notes to Financial Statements -- Continued


1. SIGNIFICANT ACCOUNTING POLICIES -- Continued

  B) Security Transactions and Investment Income: Security transactions are accounted for on the trade date. The cost of investments sold is deter-mined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts when appropriate; dividend income is recorded on the ex-divi-dend date. The Company accounts separately for the assets, liabilities and operations of each Fund. Direct expenses of a Fund are charged to that Fund while general expenses of the Company are allocated among the Funds based on relative net assets. Expenses paid indirectly reflect credits earned on daily uninvested cash balances at the custodian and are used to reduce a Fund's custody charges.

    In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies (the "Guide"), was issued, and is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the Funds to amortize premium and discount on all fixed income securities; and classify gains and losses realized on prepayments re-ceived on mortgage-backed securities presently included in realized gain/loss, as part of interest income. Adopting these accounting prin-ciples will not affect the Funds' net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statements of Operations. Management expects that the impact of the adoption of these principles will not be material to the financial statements.

  C) Dividends and Distributions to Shareholders: Dividends from net invest-ment income are declared daily and paid monthly to shareholders of the Money Market Funds, Limited Maturity Bond Fund, Total Return Bond Fund, Maryland Tax-Exempt Bond Fund, Intermediate Tax-Exempt Bond Fund and National Tax-Exempt Bond Fund; are declared and paid monthly to share-holders of the Growth & Income Fund and Equity Income Fund; are de-clared and paid quarterly to shareholders of the Diversified Real Es-tate Fund; are declared and paid semi-annually to shareholders of the International Equity Fund and Equity Growth Fund; and are declared and paid annually to shareholders of the Capital Opportunities Fund. Any net realized capital gains are distributed at least annually with re-gard to the Money Market Funds, Limited Maturity Bond Fund, Total Re-turn Bond Fund, Maryland Tax-Exempt Bond Fund, Intermediate Tax-Exempt Bond Fund and National Tax-Exempt Bond Fund and at least semi-annually with regard to the Growth & Income Fund, Equity Income Fund, Equity Growth Fund, Capital Opportunities Fund, Diversified Real Estate Fund and International Equity Fund.

    Income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Funds' capital accounts to reflect income and gains available for distribution under income tax resolutions.

  E) Federal Income Taxes: Each of the Funds is a separate taxable entity and intends to continue to qualify for the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Reve-nue Code of 1986, as amended, and, among other things, is required to make the requisite distributions to its shareholders which will relieve it from Federal income or excise taxes. Therefore, no provision has been recorded for Federal income or excise taxes.

    Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. The following losses will be treated as arising on the first day of the fiscal year ending May 31, 2002:

                                                                  Capital Losses
                                                                     Deferred
                                                                  --------------
      Capital Opportunities Fund................................   $ 4,634,396
      International Equity Fund.................................    11,025,039

  F) Repurchase Agreements: The Prime Money Market Fund, Government Money Market Fund, Growth & Income Fund, Equity Income Fund, Equity Growth Fund, Capital Opportunities Fund, International Equity Fund, Diversi-fied Real

                             M.S.D.&T. Funds, Inc.
                   Notes to Financial Statements -- Continued

1. SIGNIFICANT ACCOUNTING POLICIES -- Continued

     Estate Fund, Limited Maturity Bond Fund, Total Return Bond Fund, Mary-land Tax-Exempt Bond Fund, Intermediate Tax-Exempt Bond Fund and Na-tional Tax-Exempt Bond Fund may agree to purchase portfolio securities from financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase them at an agreed upon date and price. In the case of the Prime Money Market Fund and Government Money Market Fund, collateral for repurchase agreements may have longer matu-rities than the maximum permissible remaining maturity of portfolio in-vestments. The seller will be required on a daily basis to maintain the value of the securities subject to the repurchase agreement at not less than the repurchase price (including accrued interest), plus the trans-action costs the Funds could expect to incur if the seller defaults, marked-to-market daily. Repurchase agreements are accounted for as col-lateralized financings. The policy of the Funds is to obtain possession of collateral with a market value equal to 102% of the repurchase agree-ment.

  G) Foreign Currency Translation: Foreign currency amounts are translated into U.S. dollars at prevailing exchange rates as follows: assets and liabilities at the rate of exchange prevailing at the end of the re-spective period, purchases and sales of securities and income and ex-penses at the rate of exchange prevailing on the dates of such transac-tions. The Growth & Income Fund and International Equity Fund do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctua-tions are included with the net realized and unrealized gain or loss from investments.

  H) Forward Foreign Currency Contracts: The International Equity Fund may enter into forward foreign currency contracts in order to hedge its ex-posure to changes in foreign currency exchange rates on its foreign portfolio holdings. All commitments are marked-to-market daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently. The gain or loss arising from the dif-ference between the original contracts and the closing of such con-tracts is included in income as a component of realized gain or loss on foreign currency. Such contracts, which protect the value of a Fund's investment securities against a decline in the value of currency, do not eliminate fluctuations in the underlying prices of the securities, but merely establish an exchange rate at a future date. Also, although such contracts tend to minimize the risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase.

  I) International investing is subject to certain factors such as currency exchange rate volatility, possible political, social or economic insta-bility, foreign taxation and/or differences in auditing and other fi-nancial standards.

  J) Investing in the securities of companies principally engaged in the real estate business is subject to the same risks as direct ownership of real estate, such as supply and demand for properties, the economic health of the country, different regions and local markets, and the strength of specific industries renting properties.

  K) The International Equity Fund is subject to foreign income taxes by certain countries in which it invests. Foreign income taxes are accrued by the Fund and withheld from dividend and interest income. Gains real-ized upon disposition of certain foreign securities held by the Inter-national Equity Fund may be subject to capital gains tax in that par-ticular country. The tax on realized gains is paid prior to repatria-tion of sales proceeds. The International Equity Fund accrues a de-ferred tax liability for net unrealized gains on foreign securities subject to a capital gains tax.

  L) The Capital Opportunities Fund could fluctuate in price more than most funds, due to the volatile nature of both the technology sector and stocks of smaller companies. In addition, the Fund may participate in the Initial Public Offering (IPO) market, and a portion of the Fund's returns consequently may be attributable to its investment in IPOs, which may have a magnified impact due to the Fund's small asset base. As the Fund's assets grow, it is probable that the effect of the Fund's investments in IPOs on its total returns may not be as significant.

  M) The Maryland Tax-Exempt Bond, Intermediate Tax-Exempt Bond and National Tax-Exempt Bond Funds' income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative mini-mum tax.

                             M.S.D.&T. Funds, Inc.
                  Notes to Financial Statements -- Continued


2. INVESTMENT ADVISOR, ADMINISTRATOR, DISTRIBUTOR AND OTHER RELATED PARTY TRANSACTIONS

Effective May 11, 2001, Mercantile Capital Advisors, Inc. ("Mercantile"), a wholly-owned subsidiary of Mercantile-Safe Deposit and Trust Company, provides investment advisory and administration services to each Fund pursuant to an Investment Advisory Agreement and an Administration Agreement. Prior to May 11, 2001, Mercantile-Safe Deposit & Trust Company provided investment advisory and administration services to each Fund. For its services as Advisor, Mercan-tile receives an advisory fee computed daily and payable monthly at an annual rate of (a) .25% of the first $1 billion of the Prime Money Market, Government Money Market and Tax-Exempt Money Market Funds' average daily net assets dur-ing the preceding month plus .20% of such Funds' average daily net assets in excess of $1 billion during the preceding month, (b) .60% of the first $1 bil-lion of the Growth & Income, Equity Income and Equity Growth Funds' average daily net assets during the preceding month plus .40% of such Funds' average daily net assets in excess of $1 billion during the preceding month, (c) .35% of the first $1 billion of the Limited Maturity Bond and Total Return Bond Funds' average daily net assets during the preceding month plus .20% of such Funds' average daily net assets in excess of $1 billion during the preceding month, (d) .50% of the first $1 billion of the Maryland Tax-Exempt Bond, Na-tional Tax-Exempt Bond and Intermediate Tax-Exempt Bond Funds' average daily net assets during the preceding month plus .25% of such Funds' average daily net assets in excess of $1 billion during the preceding month, (e) effective April 27, 2001, 1.22% of the first $1 billion of the International Equity Fund's average daily net assets during the preceding month plus 1.10% of such Fund's average daily net assets in excess of $1 billion during the preceding month (Prior to April 27, 2001, Mercantile received an advisory fee of .80% of the International Equity Fund's average daily net assets.) (Mercantile pays sub-advisory fees to Morgan Stanley Dean Witter Investment Management, Limited on the average daily net assets of its managed portion of the International Equity Fund at an annual rate of .80% of the first $25 million, plus .60% on the second $25 million, plus .50% on the third $25 million, plus .40% on aver-age daily net assets in excess of $75 million and to Julius Baer Investment Management, Inc. on the average daily net assets of its managed portion of the International Equity Fund at an annual rate of .80% of the first $20 million, plus .60% of the second $20 million, plus .50% of the next $60 million, plus
 .40% on average daily net assets in excess of $100 million. For the period June 1, 2000 to January 25, 2001, Mercantile paid a sub-advisory fee to Black-Rock International Ltd. at an annual rate of .45% of the average daily net as-sets. For the period January 26, 2001 to April 26, 2001, Mercantile paid a sub-advisory fee to Morgan Stanley Dean Witter Investment Management, Limited and Julius Baer Investment Management, Inc. at an annual rate of .45% of the average daily net assets of their respective managed portions.), (f) .80% of the first $1 billion of the Diversified Real Estate Fund's average daily net assets during the preceding month plus .60% of such Fund's average daily net assets in excess of $1 billion during the preceding month, and (g) 1.30% of the first $1 billion of the Capital Opportunities Fund's average daily net as-sets during the preceding month plus 1.20% of such Fund's average daily net assets in excess of $1 billion during the preceding month (Mercantile pays a sub-advisory fee to Delaware Management Company at an annual rate of .70% of the first billion plus .60% of the average daily net assets in excess of $1 billion of the Capital Opportunities Fund). For its services as Administrator, Mercantile receives an administration fee computed daily and payable monthly at an annual rate of .125% of the average daily net assets of each Fund. Mer-cantile may, at its discretion, voluntarily waive any portion of its advisory fee or its administration fee for any Fund.

Shares in each Fund are sold on a continuous basis without a sales load by the Company's distributor, BISYS Fund Services Limited Partnership ("the Distribu-tor"). The Distributor receives no fee for these services. BISYS Fund Services Ohio, Inc., an affiliate of the Distributor, receives fees for fund accounting and transfer agent services provided to the Funds.

Each director of the Company receives from the Company an annual fee of $9,500 and a fee of $2,000 for each Board meeting attended and is reimbursed for all out-of-pocket expenses relating to attendance at meetings. The Chairman of the Board of Directors and President receives an additional fee of $7,500 for his services in these capacities. No person who is a director, officer or employee of Mercantile serves as a director, officer or employee of the Company. During the year ended May 31, 2001, the Funds paid legal fees to a law firm, a part-ner of which serves as Secretary of the Company.

During the year ended May 31, 2001, brokerage commissions in the amount of $2,980 were paid to Morgan Stanley & Co., Inc., an affiliated broker of the International Equity Fund.

                             M.S.D.&T. Funds, Inc.
                   Notes to Financial Statements -- Continued


3. NET ASSETS

At May 31, 2001, net assets consisted of the following:

                                        Prime       Government    Tax-Exempt
                                     Money Market  Money Market  Money Market
                                         Fund          Fund          Fund
                                     ------------  ------------  ------------
Capital Paid-In..................... $661,982,607  $430,982,419  $195,288,454
Accumulated Realized Gain (Loss) on
 Investments........................      (83,879)     (126,205)      (13,803)
                                     ------------  ------------  ------------
                                     $661,898,728  $430,856,214  $195,274,651
                                     ============  ============  ============

                                          Growth &      Equity      Equity
                                        Income Fund  Income Fund  Growth Fund
                                        ------------ ------------ -----------
Capital Paid-In........................ $343,258,619 $ 81,626,996 $76,256,158
Accumulated Realized Gain (Loss) on
 Investments and Foreign Currency......   43,030,822    4,802,323     720,679
Net Unrealized Appreciation
 (Depreciation) on Investments and
 Foreign Currency......................   82,744,512   21,484,728  (3,476,647)
Undistributed Net Investment Income
 (Distribution in Excess of Net
 Investment Income)....................      546,237      209,880      82,259
                                        ------------ ------------ -----------
                                        $469,580,190 $108,123,927 $73,582,449
                                        ============ ============ ===========

                                         Capital    International  Diversified
                                      Opportunities    Equity      Real Estate
                                          Fund          Fund          Fund
                                      ------------- -------------  -----------
Capital Paid-In......................  $29,919,116  $111,718,682   $24,187,148
Accumulated Realized Gain (Loss) on
 Investments and Foreign Currency....   (5,599,758)  (11,659,253)       11,394
Net Unrealized Appreciation
 (Depreciation) on Investments and
 Foreign Currency....................    2,835,145    (2,581,562)    1,659,164
Undistributed Net Investment Income
 (Distribution in Excess of Net
 Investment Income)..................           --      (214,347)      229,855
                                       -----------  ------------   -----------
                                       $27,154,503  $ 97,263,520   $26,087,561
                                       ===========  ============   ===========

                           Limited                   Maryland    Intermediate    National
                           Maturity   Total Return  Tax-Exempt    Tax-Exempt    Tax-Exempt
                          Bond Fund    Bond Fund     Bond Fund    Bond Fund     Bond Fund
                         ------------ ------------  -----------  ------------  ------------
Capital Paid-In......... $160,875,552 $123,724,400  $40,572,446  $79,455,726   $174,958,406
Accumulated Realized
 Gain (Loss) on
 Investments............      296,504     (484,405)    (577,304)  (1,513,066)     2,643,689
Net Unrealized
 Appreciation
 (Depreciation) on
 Investments............    1,243,844    1,066,848    1,135,397    2,104,715      3,694,612
Undistributed Net
 Investment Income
 (Distribution in Excess
 of Net Investment
 Income)................       19,088       35,326           --           --             --
                         ------------ ------------  -----------  -----------   ------------
                         $162,434,988 $124,342,169  $41,130,539  $80,047,375   $181,296,707
                         ============ ============  ===========  ===========   ============

                             M.S.D.&T. Funds, Inc.
                   Notes to Financial Statements -- Continued


4. CAPITAL STOCK

Transactions in shares of the Company are summarized as follows:

                                                         Government Money
                          Prime Money Market Fund           Market Fund
                         --------------------------  --------------------------
                         For the Year  For the Year  For the Year  For the Year
                            Ended         Ended         Ended         Ended
                         May 31, 2001  May 31, 2000  May 31, 2001  May 31, 2000
                         ------------  ------------  ------------  ------------
Shares Sold.............  936,301,104   625,428,345   775,725,181   725,454,493
Shares Redeemed......... (790,673,201) (642,810,864) (823,822,977) (695,928,694)
Shares Reinvested.......    1,520,055     1,275,411     2,064,076     1,841,930
                         ------------  ------------  ------------  ------------
Net Increase (Decrease)
 in Shares..............  147,147,958   (16,107,108)  (46,033,720)   31,367,729
Shares Outstanding:
 Beginning of Period....  514,833,918   530,941,026   477,016,139   445,648,410
                         ------------  ------------  ------------  ------------
 End of Period..........  661,981,876   514,833,918   430,982,419   477,016,139
                         ============  ============  ============  ============

                                Tax-Exempt
                             Money Market Fund         Growth & Income Fund
                         --------------------------  --------------------------
                         For the Year  For the Year  For the Year  For the Year
                            Ended         Ended         Ended         Ended
                         May 31, 2001  May 31, 2000  May 31, 2001  May 31, 2000
                         ------------  ------------  ------------  ------------
Shares Sold.............  258,502,590   215,040,601     6,450,886     3,358,116
Shares Redeemed......... (211,287,211) (210,256,955)   (3,818,132)   (2,258,249)
Shares Reinvested.......       31,109        31,090       771,559       422,298
                         ------------  ------------  ------------  ------------
Net Increase (Decrease)
 in Shares..............   47,246,488     4,814,736     3,404,313     1,522,165
Shares Outstanding:
 Beginning of Period....  148,044,111   143,229,375    19,001,235    17,479,070
                         ------------  ------------  ------------  ------------
 End of Period..........  195,290,599   148,044,111    22,405,548    19,001,235
                         ============  ============  ============  ============

                            Equity Income Fund          Equity Growth Fund
                         --------------------------  --------------------------
                         For the Year  For the Year  For the Year  For the Year
                            Ended         Ended         Ended         Ended
                         May 31, 2001  May 31, 2000  May 31, 2001  May 31, 2000
                         ------------  ------------  ------------  ------------
Shares Sold.............    5,294,643     3,835,154     2,974,827     2,747,952
Shares Redeemed.........  (12,345,489)   (7,332,195)   (1,186,548)     (866,277)
Shares Reinvested.......      733,005       408,002        60,180        26,638
                         ------------  ------------  ------------  ------------
Net Increase (Decrease)
 in Shares..............   (6,317,841)   (3,089,039)    1,848,459     1,908,313
Shares Outstanding:
 Beginning of Period....   27,562,869    30,651,908     6,048,686     4,140,373
                         ------------  ------------  ------------  ------------
 End of Period..........   21,245,028    27,562,869     7,897,145     6,048,686
                         ============  ============  ============  ============

                             M.S.D.&T. Funds, Inc.
                   Notes to Financial Statements -- Continued

4. CAPITAL STOCK -- Continued

                              Capital
                           Opportunities
                                Fund       International Equity Fund
                          ---------------- --------------------------
                           For the Period  For the Year  For the Year
                          July 5, 2000 /1/    Ended         Ended
                          to May 31, 2001  May 31, 2001  May 31, 2000
                          ---------------- ------------  ------------
Shares Sold..............    3,481,688      19,254,259     8,630,933
Shares Redeemed..........     (244,874)    (18,209,000)   (6,861,852)
Shares Reinvested........           76         249,893        84,762
                             ---------     -----------    ----------
Net Increase (Decrease)
 in Shares...............    3,236,890       1,295,152     1,853,843
Shares Outstanding:
 Beginning of Period.....            0       7,944,285     6,090,442
                             ---------     -----------    ----------
 End of Period...........    3,236,890       9,239,437     7,944,285
                             =========     ===========    ==========

--------
/1/Commencement of operations

                         Diversified Real Estate Fund      Limited Maturity Bond Fund
                         -------------------------------   -----------------------------
                          For the Year     For the Year    For the Year    For the Year
                             Ended            Ended            Ended           Ended
                          May 31, 2001     May 31, 2000    May 31, 2001    May 31, 2000
                         --------------   --------------   -------------   -------------
Shares Sold.............       1,367,428          678,072       1,932,529       2,287,159
Shares Redeemed.........        (171,977)        (138,435)     (2,618,137)     (2,499,396)
Shares Reinvested.......           9,243            6,326         180,934         145,749
                          --------------   --------------   -------------   -------------
Net Increase (Decrease)
 in Shares..............       1,204,694          545,963        (504,674)        (66,488)
Shares Outstanding:
 Beginning of Period....       1,381,584          835,621      16,044,582      16,111,070
                          --------------   --------------   -------------   -------------
 End of Period..........       2,586,278        1,381,584      15,539,908      16,044,582
                          ==============   ==============   =============   =============

                                                               Maryland Tax-Exempt
                            Total Return Bond Fund                  Bond Fund
                         -------------------------------   -----------------------------
                          For the Year     For the Year    For the Year    For the Year
                             Ended            Ended            Ended           Ended
                          May 31, 2001     May 31, 2000    May 31, 2001    May 31, 2000
                         --------------   --------------   -------------   -------------
Shares Sold.............       1,984,493        3,664,392       1,440,983       1,245,097
Shares Redeemed.........      (2,720,982)      (1,256,466)       (750,825)       (646,229)
Shares Reinvested.......          49,158           46,793          16,599          12,780
                          --------------   --------------   -------------   -------------
Net Increase (Decrease)
 in Shares..............        (687,331)       2,454,719         706,757         611,648
Shares Outstanding:
 Beginning of Period....      13,361,687       10,906,968       3,075,082       2,463,434
                          --------------   --------------   -------------   -------------
 End of Period..........      12,674,356       13,361,687       3,781,839       3,075,082
                          ==============   ==============   =============   =============

                             M.S.D.&T. Funds, Inc.
                   Notes to Financial Statements -- Continued

4. CAPITAL STOCK -- Continued

                             Intermediate Tax-Exempt     National Tax-Exempt
                                    Bond Fund                 Bond Fund
                            ------------------------- -------------------------
                            For the Year For the Year For the Year For the Year
                               Ended        Ended        Ended        Ended
                            May 31, 2001 May 31, 2000 May 31, 2001 May 31, 2000
                            ------------ ------------ ------------ ------------
Shares Sold...............     535,842       902,088    1,040,501    2,373,803
Shares Redeemed...........    (999,537)   (1,521,664)  (1,174,233)  (1,885,583)
Shares Reinvested.........         696           771        1,572        1,324
                             ---------    ----------   ----------   ----------
Net Increase (Decrease) in
 Shares...................    (462,999)     (618,805)    (132,160)     489,544
Shares Outstanding:
 Beginning of Period......   8,470,563     9,089,368   18,426,437   17,936,893
                             ---------    ----------   ----------   ----------
 End of Period............   8,007,564     8,470,563   18,294,277   18,426,437
                             =========    ==========   ==========   ==========

5. FORWARD FOREIGN CURRENCY CONTRACTS

A summary of forward foreign currency contracts in the International Equity Fund which were outstanding at May 31, 2001 is as follows:

                                                                  Net Unrealized
                                                                   Appreciation/
Settlement Dates                          Sell           Buy      (Depreciation)
----------------                     -------------- ------------- --------------
10/4/01.............................   BP 5,500,000 EUR 8,815,091   $(317,131)
10/4/01.............................  EUR 1,452,550    BP 900,000   $  43,376
10/5/01............................. JP 240,000,000 EUR 2,166,006   $(211,996)
                                                                    ---------
                                                                    $(485,751)
                                                                    =========

Currency Legend
BPBritish Pound
EUREuro
JPJapanese Yen

6. PURCHASES & SALES OF SECURITIES

For the year ended May 31, 2001, total aggregate purchases and proceeds from sales of investment securities (excluding short-term securities) were as fol-lows:

                                                           U.S.        U.S.
                                                        Government  Government
                               Purchases*     Sales*     Purchases     Sales
                              ------------ ------------ ----------- -----------
Growth & Income Fund........  $241,041,788 $208,396,466 $         0 $         0
Equity Income Fund..........    39,953,220   89,763,691           0           0
Equity Growth Fund..........    35,291,593   20,799,952           0           0
Capital Opportunities Fund..    47,402,316   18,613,806           0           0
International Equity Fund...   197,965,901  199,674,865           0           0
Diversified Real Estate
 Fund.......................    12,811,104    1,659,400           0           0
Limited Maturity Bond Fund..    24,361,402   15,047,568  46,226,675  41,168,340
Total Return Bond Fund......    36,769,221   27,449,393  68,983,272  90,566,888
Maryland Tax-Exempt Bond
 Fund.......................    19,897,782   11,742,104           0           0
Intermediate Tax-Exempt Bond
 Fund.......................    71,757,141   71,256,723           0           0
National Tax-Exempt Bond
 Fund.......................   285,426,180  280,664,643           0           0

--------
* (excluding short-term and U.S. Government securities)

                             M.S.D.&T. Funds, Inc.
                  Notes to Financial Statements -- Concluded


7. CAPITAL LOSS CARRYOVERS

At May 31, 2001, the following Funds had capital loss carryovers:.

                                                Capital Loss    Expiration
                                                 Carryover         Year
                                                ------------    ----------
Prime Money Market Fund........................  $   83,879  2003 through 2006
Government Money Market Fund...................     126,205  2003 through 2004
Tax-Exempt Money Market Fund...................      13,803  2003 through 2008
Capital Opportunities Fund.....................     918,793  2009
Diversified Real Estate Fund (as of
 12/31/00**)...................................     146,407  2006 through 2007
Total Return Bond Fund.........................      94,695  2008
Maryland Tax-Exempt Bond Fund..................     577,304  2003 through 2009
Intermediate Tax-Exempt Bond Fund..............   1,513,066  2008 through 2009

The capital loss carryovers are available to offset possible future capital gains, if any, of the respective Funds.
--------
** 12/31/00 is the tax year-end for the Diversified Real Estate Fund.

8. LINE OF CREDIT

The Company has established a line of credit with Fifth Third Bank with re-spect to all Funds except the International Equity Fund. The line of credit, which is in an uncommitted aggregate amount of $25 million, may be accessed by the Funds for temporary or emergency purposes only. Each Fund may borrow up to 10% of its respective net assets. If a Fund's borrowings under the line of credit exceed 5% of its net assets that Fund may not purchase additional secu-rities. Borrowings under the line of credit bear interest at the overnight Federal Funds rate plus .50% per annum. At May 31, 2001, the Funds had no out-standing borrowings under the line of credit. During the year ended May 31, 2001, the following Funds borrowed amounts and paid interest as noted in the table below.

                                      Range of        Interest Weighted Average
                                     Borrowings         Paid    Interest Rate
                               ---------------------- -------- ----------------
Prime Money Market Fund....... $2,659,785--$4,998,419  $1,489       7.00%
Equity Income Fund............ $2,992,491--$3,041,370  $1,365       5.44%
Equity Growth Fund............       $4,000,195        $  777       6.99%

                       Report of Independent Accountants

To the Board of Directors and Shareholders of M.S.D.&T. Funds, Inc.:

In our opinion, the accompanying statements of net assets (statement of assets and liabilities, including the portfolio of investments, for the International Equity Fund) and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Prime Money Market Fund, Government Money Market Fund, Tax-Exempt Money Market Fund, Growth & Income Fund, Equity Income Fund, Equity Growth Fund, Capital Opportunities Fund, International Equity Fund, Di-versified Real Estate Fund, Limited Maturity Bond Fund, Total Return Bond Fund, Maryland Tax-Exempt Bond Fund, Intermediate Tax-Exempt Bond Fund, and National Tax-Exempt Bond Fund (comprising M.S.D.&T. Funds, Inc., hereafter re-ferred to as the "Funds") at May 31, 2001, and the results of each of their operations, the changes in each of their net assets and the financial high-lights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibil-ity is to express an opinion on these financial statements based on our au-dits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2001 by correspondence with the custodi-ans and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
July 19, 2001

                             M.S.D.&T. Funds, Inc.
                              SHAREHOLDER MEETING
                                  (Unaudited)

At a Special Meeting of Shareholders of the Company's International Equity Fund held on April 27, 2001, the following actions were taken:

(1) Amendment No. 1 to the Advisory Agreement between the Company and Mer-cantile-Safe Deposit & Trust Company ("Merc-Safe") with respect to the International Equity Fund was approved as follows:

         Votes For                   Votes Against                                Abstained
       -------------                 -------------                               -----------
       6,832,504.369                  59,428.224                                 456,285.046

(2) A new Sub-Advisory Agreement between Merc-Safe and Morgan Stanley Dean Witter Investment Management Limited with respect to the International Equity Fund was approved as follows:

         Votes For                   Votes Against                                Abstained
       -------------                 -------------                               -----------
       6,787,218.740                  55,313.661                                 505,685.238

(3) A new Sub-Advisory Agreement between Merc-Safe and Julius Baer Invest-ment Management Inc. with respect to the International Equity Fund was approved as follows:

         Votes For                   Votes Against                                Abstained
       -------------                 -------------                               -----------
       6,694,699.709                  69,876.067                                 583,641.862

(4) A revised investment objective for the International Equity Fund was ap-proved as follows:

         Votes For                   Votes Against                                Abstained
       -------------                 -------------                               -----------
       6,637,781.855                  120,298.322                                588,622.209

(5) A proposed "manager of managers" arrangement with respect to the Inter-national Equity Fund was approved as follows:

         Votes For                   Votes Against                                Abstained
       -------------                 -------------                               -----------
       6,726,321.200                  138,463.839                                483,432.599

                             M.S.D.&T. Funds, Inc.
                           IMPORTANT TAX INFORMATION
                                  (Unaudited)

During the fiscal year ended May 31, 2001, the distributions paid by the Funds were derived from the following:

                         Net Investment Income
                            and Short-Term     Exempt Interest Dividends
                                Capital         (excludable from gross   Long-Term Capital Gains
                            Gains (taxable        income for Federal     (taxable at a long-term
                          as ordinary income)     income tax purposes)      capital gain rate)
                         --------------------- ------------------------- -----------------------
Prime Money Market......         100.0%                     --                      --
Government Money
 Market.................         100.0%                     --                      --
Tax-Exempt Money
 Market.................            --                   100.0%                     --
Growth & Income/1/ .....           7.9%                     --                    92.1%
Equity Income/1/ .......           3.8%                     --                    96.2%
Equity Growth/1/ .......          12.0%                     --                    88.0%
Capital Opportunities...         100.0%                     --                      --
International
 Equity/2/ .............          48.6%                     --                    51.4%
Diversified Real
 Estate.................          80.0%                     --                      --
Limited Maturity Bond...         100.0%                     --                      --
Total Return Bond.......         100.0%                     --                      --
Maryland Tax-Exempt
 Bond...................            --                   100.0%                     --
Intermediate Tax-Exempt
 Bond...................            --                   100.0%                     --
National Tax-Exempt
 Bond...................            --                   100.0%                     --

--------
/1/ 100% of distributions derived from net investment income and short-term capital gains qualify for the dividends received deduction available to corporate shareholders.
/2/ The foreign taxes paid or withheld per share represent taxes incurred by the International Equity Fund on interest and dividends received by the Fund from foreign sources. Foreign taxes paid or withheld should be in-cluded in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. See following page. You should consult your tax advisor regarding the appropriate treatment of foreign taxes paid.

                          CAPITAL GAIN DISTRIBUTIONS

During the fiscal year ending May 31, 2001, the M.S.D.&T. Funds distributed capital gains to shareholders of Growth & Income Fund, Equity Income Fund, Eq-uity Growth Fund and International Equity Fund on June 5, 2000 and December 12, 2000. The Securities and Exchange Commission requires mutual funds to dis-close to shareholders the composition of the capital gain distribution. The figures listed below may differ from those cited elsewhere in the report due to differences in the calculation of income and gains for Securities and Ex-change Commission (book) purposes and Internal Revenue Service (tax) purposes. Pursuant to this requirement, these percentages are listed below:

                                                            Short-Term Long-Term
                                                            ---------- ---------
       Growth & Income Fund................................     1.7%      98.3%
       Equity Income Fund..................................      --      100.0%
       Equity Growth Fund..................................     8.3%      91.7%
       International Equity Fund...........................    48.4%      51.6%

Short-term capital gain distributions are taxable to you as ordinary income. Long-term capital gain distributions are taxable to you as long term capital gains.

                             M.S.D.&T. Funds, Inc.
                     IMPORTANT TAX INFORMATION -- Concluded
                                  (Unaudited)

         Income by Country for the M.S.D.&T. International Equity Fund

                         Fiscal Year Ended May 31, 2001

                                                     Percentage of Percentage of
                                                     Gross Income:  Taxes Paid:
                                                     ------------- -------------
Australia...........................................      0.49%        -0.02%
Austria.............................................      0.18          0.26
Canada..............................................      0.91          0.72
Brazil..............................................      0.13          0.00
Finland.............................................      2.25          3.31
France..............................................      7.37          5.28
Germany.............................................      5.95          5.84
Hong Kong...........................................      3.32          0.00
India...............................................      0.12          0.00
Ireland.............................................      0.12          0.23
Italy...............................................      1.63          2.41
Japan...............................................      8.24         12.17
Mexico..............................................      0.12          0.00
Netherlands.........................................      9.10         10.07
Norway..............................................      0.46          0.67
Portugal............................................      1.09          2.14
Singapore...........................................      1.15          2.81
South Africa........................................      0.29          0.00
Spain...............................................      3.58          5.28
Sweden..............................................      2.67          3.95
Switzerland.........................................      6.36          9.33
Thailand............................................      0.00          2.08
Taiwan..............................................      0.13          1.36
United Kingdom......................................     32.81         32.11
United States.......................................     11.53          0.00
                                                        ------        ------
                                                        100.00        100.00

Foreign taxes withheld as of May 31, 2001 were $215,311.

Investment Advisor and Administrator:
Mercantile Capital Advisors, Inc.
Baltimore, Maryland

Custodian (except for the International Equity Fund)
The Fifth Third Bank
Cincinnati, Ohio

Distributor and Transfer Agent:
BISYS Fund Services
Columbus, Ohio

Custodian for the International Equity Fund:
State Street Bank & Trust Company
Boston, Massachusetts

This report is submitted for the general information of the shareholders of M.S.D.& T. Funds, Inc. It is not authorized for distribution to prospective investors unless accompanied or preceded by current Prospectuses for the Funds which contain information concerning the Funds' investment policies and expenses as well as other pertinent information.

Shares of the Funds are not bank deposits or obligations of, or guaranteed, endorsed or otherwise supported by Mercantile-Safe Deposit & Trust Company, its parent company or its affiliates and are not federally insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency. Investment in the Funds involves investment risks, including possible loss of principal.